UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03599

Name of Registrant: The Royce Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq.

One Madison Avenue

New York, NY 10010

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31, 2025

Date of reporting period: January 1, 2026 – June 30, 2026

Item 1. Reports to Shareholders.

The Royce Funds	June 30, 2026
Royce Small-Cap Fund Consultant Class—RYPCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Consultant Class	$108	1.96%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-CC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Fund Investment Class—PENNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Investment Class	$52	0.94%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Fund Institutional Class—RPMIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Institutional Class	$49	0.89%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-INC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Fund Service Class—RYPFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Service Class	$70	1.27%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce SMid-Cap Total Return Fund Investment Class—RDVIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Investment Class	$58	1.09%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$33
Number of Holdings	54
Portfolio Turnover Rate	37%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
MSC Industrial Direct Cl. A	4.1
Andersen Group Cl. A	3.5
Silgan Holdings	3.3
Advance Auto Parts	3.3
Assured Guaranty	3.2
FTAI Aviation	3.2
Academy Sports & Outdoors	3.1
Quaker Houghton	3.0
Vontier Corporation	2.9
AptarGroup	2.7

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RDV-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce SMid-Cap Total Return Fund Service Class—RYDVX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Service Class	$71	1.34%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$33
Number of Holdings	54
Portfolio Turnover Rate	37%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
MSC Industrial Direct Cl. A	4.1
Andersen Group Cl. A	3.5
Silgan Holdings	3.3
Advance Auto Parts	3.3
Assured Guaranty	3.2
FTAI Aviation	3.2
Academy Sports & Outdoors	3.1
Quaker Houghton	3.0
Vontier Corporation	2.9
AptarGroup	2.7

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RDV-SC-STSR-0626	1

The Royce Funds	June 30, 2026

Royce International Premier Fund Investment Class—RIPNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Investment Class	$59	1.19%

1Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$69
Number of Holdings	59
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions		Country Breakdown[1,2]
XP Power	4.3	Japan	21.5
Diploma	3.8	United Kingdom	18.4
DiscoverIE Group	3.7	France	6.5
Dexerials	3.2	Italy	5.3
Riken Keiki	3.2	Switzerland	5.3
Maruwa	3.2	India	5.2
Carel Industries	3.2	Israel	4.3
Halma	3.0	Singapore	4.3
USS	2.9	Germany	4.2
Gaztransport Et Technigaz	2.5	Canada	3.1
		Sweden	3.0
		Australia	3.0
		¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

 Portfolio Sector Breakdown

1

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Semiannual Shareholder Report—June 30, 2026

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-IC-STSR-0626	2

The Royce Funds	June 30, 2026
Royce International Premier Fund Institutional Class—RIPIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Institutional Class	$52	1.04%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$69
Number of Holdings	59
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions		Country Breakdown[1,2]
XP Power	4.3	Japan	21.5
Diploma	3.8	United Kingdom	18.4
DiscoverIE Group	3.7	France	6.5
Dexerials	3.2	Italy	5.3
Riken Keiki	3.2	Switzerland	5.3
Maruwa	3.2	India	5.2
Carel Industries	3.2	Israel	4.3
Halma	3.0	Singapore	4.3
USS	2.9	Germany	4.2
Gaztransport Et Technigaz	2.5	Canada	3.1
		Sweden	3.0
		Australia	3.0
		[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

1

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Semiannual Shareholder Report—June 30, 2026

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-INC-STSR-0626	2

The Royce Funds	June 30, 2026
Royce International Premier Fund Service Class—RYIPX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
Royce International Premier Fund—Service Class	$71	1.44%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$69
Number of Holdings	59
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions		Country Breakdown[1,2]
XP Power	4.3	Japan	21.5
Diploma	3.8	United Kingdom	18.4
DiscoverIE Group	3.7	France	6.5
Dexerials	3.2	Italy	5.3
Riken Keiki	3.2	Switzerland	5.3
Maruwa	3.2	India	5.2
Carel Industries	3.2	Israel	4.3
Halma	3.0	Singapore	4.3
USS	2.9	Germany	4.2
Gaztransport Et Technigaz	2.5	Canada	3.1
		Sweden	3.0
		Australia	3.0
		[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

1

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Semiannual Shareholder Report—June 30, 2026

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-SC-STSR-0626	2

The Royce Funds	June 30, 2026
Royce Micro-Cap Fund Consultant Class—RYMCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Micro-Cap Fund—Consultant Class	$136	2.24%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$428
Number of Holdings	156
Portfolio Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
Lincoln Educational Services	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.4
Lindblad Expeditions Holdings	1.3
Digi International	1.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RMC-CC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Micro-Cap Fund Investment Class—RYOTX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Micro-Cap Fund—Investment Class	$74	1.22%
[1]Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$428
Number of Holdings	156
Portfolio Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
Lincoln Educational Services	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.4
Lindblad Expeditions Holdings	1.3
Digi International	1.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RMC-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Micro-Cap Fund Service Class—RMCFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Micro-Cap Fund—Service Class	$91	1.49%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$428
Number of Holdings	156
Portfolio Turnover Rate	20%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
Lincoln Educational Services	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.4
Lindblad Expeditions Holdings	1.3
Digi International	1.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RMC-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Opportunity Fund Consultant Class—ROFCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Consultant Class	$130	2.24%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-CC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Opportunity Fund Investment Class—RYPNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Investment Class	$70	1.21%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Opportunity Fund Institutional Class—ROFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Institutional Class	$65	1.12%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-INC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Opportunity Fund R Class—ROFRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—R Class	$106	1.83%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-RC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Opportunity Fund Service Class—RYOFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Service Class	$86	1.49%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	ROF-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Premier Fund Consultant Class—RPRCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Consultant Class	$124	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-CC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Premier Fund Investment Class—RYPRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Investment Class	$67	1.21%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Premier Fund Institutional Class—RPFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Institutional Class	$63	1.14%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-INC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Premier Fund Service Class—RPFFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Service Class	$83	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

What Did The Fund Invest In?

Representing percentage of total net assets of thek Fund as of 6/30/26 (%)

Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Special Equity Fund Consultant Class—RSQCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Consultant Class	$123	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-CC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Special Equity Fund Investment Class—RYSEX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Investment Class	$68	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Special Equity Fund Institutional Class—RSEIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Institutional Class	$65	1.19%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-INC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Special Equity Fund Service Class—RSEFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Service Class	$82	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Total Return Fund Consultant Class—RYTCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Consultant Class	$115	2.17%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-CC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Total Return Fund Investment Class—RYTRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Investment Class	$60	1.14%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Total Return Fund Institutional Class—RTRIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Institutional Class	$54	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-INC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Total Return Fund R Class—RTRRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—R Class	$97	1.83%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-RC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Total Return Fund Service Class—RYTFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Service Class	$79	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Smaller—Companies Growth Fund Investment Class—RVPHX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Investment Class	$57	1.01%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$238
Number of Holdings	81
Portfolio Turnover Rate	49%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Hinge Health Cl. A	2.9
Magnite	2.8
Definium Therapeutics	2.8
Flotek Industries	2.7
Axsome Therapeutics	2.7
ACV Auctions Cl. A	2.6
Strata Critical Medical	2.6
Impinj	2.5
Freshpet	2.1
Seacoast Banking Corporation of Florida	1.9

Portfolio Sector Breakdown

1

ROYCE SMALLER-COMPANIES GROWTH FUND—INVESTMENT CLASS (RVPHX)	Semiannual Shareholder Report—June 30, 2026

How Has the Fund Changed?

Effective September 30, 2026, the following changes will be implemented:

•	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

This is a summary of upcoming changes to the Fund. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-IC-STSR-0626	2

The Royce Funds	June 30, 2026
Royce Smaller—Companies Growth Fund Institutional Class—RVPIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Institutional Class	$57	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$238
Number of Holdings	81
Portfolio Turnover Rate	49%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Hinge Health Cl. A	2.9
Magnite	2.8
Definium Therapeutics	2.8
Flotek Industries	2.7
Axsome Therapeutics	2.7
ACV Auctions Cl. A	2.6
Strata Critical Medical	2.6
Impinj	2.5
Freshpet	2.1
Seacoast Banking Corporation of Florida	1.9

Portfolio Sector Breakdown

1

ROYCE SMALLER-COMPANIES GROWTH FUND—INSTITUTIONAL CLASS (RVPIX)	Semiannual Shareholder Report—June 30, 2026

How Has the Fund Changed?

Effective September 30, 2026, the following changes will be implemented:

•	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

This is a summary of upcoming changes to the Fund. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-INC-STSR-0626	2

The Royce Funds	June 30, 2026
Royce Smaller—Companies Growth Fund Service Class—RYVPX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Service Class	$81	1.44%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$238
Number of Holdings	81
Portfolio Turnover Rate	49%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Hinge Health Cl. A	2.9
Magnite	2.8
Definium Therapeutics	2.8
Flotek Industries	2.7
Axsome Therapeutics	2.7
ACV Auctions Cl. A	2.6
Strata Critical Medical	2.6
Impinj	2.5
Freshpet	2.1
Seacoast Banking Corporation of Florida	1.9

Portfolio Sector Breakdown

ROYCE SMALLER-COMPANIES GROWTH FUND—SERVICE CLASS (RYVPX)	Semiannual Shareholder Report—June 30, 2026

How Has the Fund Changed?

Effective September 30, 2026, the following changes will be implemented:

•	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

This is a summary of upcoming changes to the Fund. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-SC-STSR-0626	2

The Royce Funds	June 30, 2026
Royce Small-Cap Value Fund Investment Class—RVVHX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund—Investment Class	$68	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$112
Number of Holdings	79
Portfolio Turnover Rate	25%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	1.9
Unity Bancorp	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVV-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Small-Cap Value Fund Service Class—RYVFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund—Service Class	$81	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$112
Number of Holdings	79
Portfolio Turnover Rate	25%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	1.9
Unity Bancorp	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVV-SC-STSR-0626	1

Item 2. Code(s) of Ethics. Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services. Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a) Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Royce Funds

Financial Statements and

Other Important Information

Semiannual—June 30, 2026

Royce International Premier Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Small-Cap Fund

Royce Small-Cap Opportunity Fund

Royce Small-Cap Special Equity Fund

Royce Small-Cap Total Return Fund

Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund

Royce SMid-Cap Total Return Fund

Schedules of Investments	June 30, 2026 (unaudited)

Royce International Premier Fund
Common Stocks – 92.2%

	SHARES	VALUE

AUSTRALIA – 3.0%
Cochlear [1]	13,209	$1,116,024
Netwealth Group †,1	31,255	444,405
XRF Scientific †,1	420,797	503,515
Total (Cost $2,846,095)		2,063,944

AUSTRIA – 1.3%
DO & CO †,1	3,602	894,041
Total (Cost $806,788)		894,041

CANADA – 3.1%
CAE [2]	46,047	1,152,920
FirstService Corporation	7,018	997,328
Total (Cost $2,384,334)		2,150,248

FINLAND – 1.5%
Enento Group [1]	21,507	350,018
Metso †,1	38,066	661,756
Total (Cost $1,160,774)		1,011,774

FRANCE – 6.5%
Antin Infrastructure Partners [1]	34,041	343,902
Gaztransport Et Technigaz [1]	8,108	1,717,318
Lectra [1]	17,827	349,741
Planisware [1]	44,012	914,846
Robertet [1]	1,259	1,159,888
Total (Cost $4,608,132)		4,485,695

GERMANY – 4.2%
Atoss Software †,1	7,920	605,530
CTS Eventim AG & Co. [1]	20,863	1,217,213
Gabler Group †,1,2	14,230	601,717
JDC Group [1,2]	16,192	420,012
Total (Cost $3,770,743)		2,844,472

INDIA – 5.2%
AIA Engineering [1]	26,953	1,443,269
Nuvama Wealth Management †,1	28,587	550,504
Triveni Turbine [1]	215,072	1,569,395
Total (Cost $2,902,966)		3,563,168

ISRAEL – 4.3%
Cellebrite DI [2]	90,085	1,315,241
Meitav Investment House †,1	13,291	578,320
Nice ADR [2]	11,795	1,071,576
Total (Cost $3,519,184)		2,965,137

ITALY – 5.3%
Carel Industries [1]	60,334	2,188,967
SOL [1]	22,153	1,473,321
Total (Cost $2,341,286)		3,662,288

JAPAN – 21.5%
BML [1]	59,200	1,308,256
Business Engineering [1]	176,000	1,076,211
Daiei Kankyo [1]	28,600	666,602
Dexerials [1]	83,600	2,225,240
Maruwa [1]	5,000	2,219,724
OBIC Business Consultants [1]	28,800	1,080,088
Riken Keiki [1]	96,600	2,221,825
Torishima Pump Manufacturing †,1	30,700	531,149
USS [1]	167,800	1,965,182
Zuken [1]	51,000	1,444,750
Total (Cost $10,679,718)		14,739,027

LITHUANIA – 1.8%
Baltic Classifieds Group [1]	501,292	1,251,538
Total (Cost $1,930,497)		1,251,538

NETHERLANDS – 1.1%
IMCD [1]	8,478	765,609
Total (Cost $525,836)		765,609

NORWAY – 1.1%
Medistim [1]	32,535	753,022
Total (Cost $639,230)		753,022

POLAND – 0.5%
Asseco Poland [1]	8,221	366,327
Total (Cost $111,099)		366,327

SINGAPORE – 4.3%
XP Power [1,2]	113,523	2,924,296
Total (Cost $1,329,733)		2,924,296

SOUTH KOREA – 0.8%
NICE Information Service [1]	57,307	508,006
Total (Cost $1,053,125)		508,006

SWEDEN – 3.0%
Dynavox Group †,1	55,949	337,441
Hemnet Group [1]	46,118	350,090
Karnov Group [1,2]	46,149	324,206
SmartCraft Group [1,2]	672,025	1,073,901
Total (Cost $3,240,862)		2,085,638

SWITZERLAND – 5.3%
Accelleron Industries [1]	9,495	976,025
Kardex Holding [1]	4,278	1,200,347
VZ Holding [1]	7,867	1,474,493
Total (Cost $1,273,576)		3,650,865

UNITED KINGDOM – 18.4%
Ashtead Technology Holdings [1]	171,751	944,518
Cohort †,1	37,677	614,824
CVS Group [1]	60,275	938,044
Diploma [1]	27,658	2,617,333
DiscoverIE Group [1]	284,940	2,556,048
GlobalData [1]	391,537	387,973
Halma [1]	39,105	2,042,984
Helios Towers †,1,2	233,638	620,823
Howden Joinery Group †,1	35,525	394,875
Rightmove [1]	131,917	767,199
SigmaRoc †,1,2	445,472	756,302
Total (Cost $10,801,141)		12,640,923

TOTAL COMMON STOCKS
(Cost $55,925,119)		63,326,018

INVESTMENTS AT VALUE
(Cost $55,925,119)		63,326,018

See Notes to Financial Statements	1

Schedules of Investments	June 30, 2026 (unaudited)

Royce International Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT– 5.3%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $3,599,045 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $3,670,723)
(Cost $3,598,745)	$3,598,745

TOTAL INVESTMENTS – 97.5%
(Cost $59,523,864)	66,924,763

CASH AND OTHER ASSETS LESS LIABILITIES – 2.5%	1,735,082

NET ASSETS – 100.0%	$68,659,845

Royce Micro-Cap Fund
Common Stocks – 96.6%

	SHARES	VALUE

COMMUNICATION SERVICES – 2.1%
ENTERTAINMENT – 0.8%
IMAX Corporation [2]	87,293	$3,479,499
INTERACTIVE MEDIA & SERVICES – 0.9%
DHI Group [2]	316,579	1,174,508
QuinStreet [2]	171,607	2,514,043
		3,688,551
MEDIA – 0.4%
Magnite [2]	94,935	1,801,866
Total (Cost $3,245,011)		8,969,916

CONSUMER DISCRETIONARY – 12.0%
AUTOMOBILE COMPONENTS – 0.8%
Fox Factory Holding Corp. [2]	105,409	1,786,155
Stoneridge [2]	239,933	1,756,310
		3,542,465
DIVERSIFIED CONSUMER SERVICES – 2.2%
Legacy Education [2]	254,436	2,992,167
Lincoln Educational Services [2]	126,617	6,318,188
		9,310,355
HOTELS, RESTAURANTS & LEISURE – 2.6%
Century Casinos [2]	461,349	590,527
First Watch Restaurant Group [2]	153,365	1,976,875
Lindblad Expeditions Holdings [2]	194,120	5,481,949
Target Hospitality [2]	145,551	2,963,418
		11,012,769
HOUSEHOLD DURABLES – 1.5%
Hovnanian Enterprises Cl. A [2]	10,157	1,446,458
Legacy Housing [2,3]	101,199	2,658,498
LGI Homes [2,3]	37,063	2,360,172
		6,465,128
LEISURE PRODUCTS – 1.5%
American Outdoor Brands [2]	287,267	3,372,515
MasterCraft Boat Holdings [2,3]	117,764	3,040,666
		6,413,181
SPECIALTY RETAIL – 2.8%
Bed Bath & Beyond [2]	226,112	1,309,188
Citi Trends [2]	71,311	4,124,628
J.Jill	109,273	1,734,163
OneWater Marine Cl. A [2]	163,910	1,847,266
RealReal [2]	250,625	2,954,869
		11,970,114
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Lakeland Industries [2]	114,972	1,229,051
Vera Bradley [2]	357,667	1,391,324
		2,620,375
Total (Cost $36,172,062)		51,334,387

ENERGY – 3.5%
ENERGY EQUIPMENT & SERVICES – 2.8%
Natural Gas Services Group	114,024	4,918,995
Pason Systems	228,074	1,982,833
Ranger Energy Services Cl. A	126,194	2,020,366
Select Water Solutions Cl. A	149,344	2,983,893
		11,906,087
OIL, GAS & CONSUMABLE FUELS – 0.7%
Riley Exploration Permian †	50,152	1,653,010
SandRidge Energy	112,942	1,547,305
		3,200,315
Total (Cost $8,069,208)		15,106,402

See Notes to Financial Statements	2

Schedules of Investments	June 30, 2026 (unaudited)

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

FINANCIALS – 11.9%
BANKS – 6.7%
BayCom Corp.	75,351	$2,479,048
Chain Bridge Bancorp Cl. A [2]	58,681	2,467,536
Coastal Financial [2]	16,361	1,268,141
Customers Bancorp [2]	43,428	3,435,155
Esquire Financial Holdings	18,153	2,162,204
HBT Financial	68,430	2,189,076
Hingham Institution for Savings	7,039	2,162,029
HomeTrust Bancshares	44,284	2,209,329
Investar Holding	138,211	4,140,801
Midway Investments [2,4]	1,858,170	0
Northeast Bank	19,849	2,630,588
Western New England Bancorp	258,772	3,700,439
		28,844,346
CAPITAL MARKETS – 3.1%
Canaccord Genuity Group	296,592	3,053,230
Oppenheimer Holdings Cl. A	36,114	3,811,472
Perella Weinberg Partners Cl. A	145,465	2,321,621
Silvercrest Asset Management Group Cl. A	43,465	439,431
Sprott	30,875	3,478,812
		13,104,566
CONSUMER FINANCE – 1.4%
EZCORP Cl. A [2]	172,313	5,956,860
INSURANCE – 0.7%
International General Insurance Holdings	124,517	3,258,610
Total (Cost $29,964,312)		51,164,382

HEALTH CARE – 12.5%
BIOTECHNOLOGY – 2.0%
Absci Corporation [2,3]	122,157	1,415,800
BridgeBio Oncology Therapeutics †,2,3	87,617	667,642
CareDx [2]	111,373	3,174,130
Compass Therapeutics †,2,3	374,174	819,441
Kura Oncology †,2	100,058	1,097,636
ORIC Pharmaceuticals [2]	146,406	1,585,577
		8,760,226
HEALTH CARE EQUIPMENT & SUPPLIES – 3.7%
Acme United	60,998	2,910,824
AngioDynamics [2]	140,402	1,826,630
Apyx Medical [2]	586,780	2,634,642
Artivion [2]	64,962	1,459,696
Establishment Labs Holdings [2]	56,202	4,822,694
Profound Medical [2]	343,903	2,286,625
		15,941,111
HEALTH CARE PROVIDERS & SERVICES – 1.5%
AMN Healthcare Services [2]	135,154	4,374,935
GeneDx Holdings Cl. A †,2	31,054	2,131,857
		6,506,792
HEALTH CARE TECHNOLOGY – 1.5%
Certara †,2,3	465,190	3,046,995
SOPHiA GENETICS [2]	377,817	2,180,004
Veradigm †,1,2	205,758	1,047,308
		6,274,307
LIFE SCIENCES TOOLS & SERVICES – 3.8%
Alpha Teknova [2,3]	467,232	2,653,878
Azenta [2]	84,868	2,165,831
BioLife Solutions [2]	103,505	2,922,981
Cytek Biosciences [2]	572,392	2,535,697
Maravai LifeSciences Holdings Cl. A [2]	508,413	3,172,497
Mesa Laboratories	16,158	1,608,529
Standard BioTools [2]	1,247,908	1,026,654
		16,086,067
PHARMACEUTICALS – 0.0%
Zevra Therapeutics †,2	7,252	103,994
Total (Cost $40,691,930)		53,672,497

INDUSTRIALS – 25.9%
AEROSPACE & DEFENSE – 2.4%
Astronics Corporation [2]	39,965	3,247,556
Astronics Corporation Cl. B [1,2]	2,232	178,560
CPI Aerostructures [2]	303,127	1,573,229
Park Aerospace	140,735	5,370,448
		10,369,793
AIR FREIGHT & LOGISTICS – 0.6%
Radiant Logistics [2]	256,225	2,423,889
BUILDING PRODUCTS – 1.0%
Janus International Group [2]	362,338	2,010,976
Quanex Building Products	126,049	2,347,032
		4,358,008
COMMERCIAL SERVICES & SUPPLIES – 2.0%
ACV Auctions Cl. A †,2	391,856	2,817,445
Liquidity Services [2]	89,481	3,500,497
Onterris [2]	117,426	2,373,179
		8,691,121
CONSTRUCTION & ENGINEERING – 3.8%
Ameresco Cl. A [2]	70,770	1,953,252
Bowman Consulting Group [2]	73,087	2,134,141
Concrete Pumping Holdings [2]	239,783	2,889,385
Limbach Holdings [2]	40,919	3,150,763
NWPX Infrastructure [2]	41,433	6,212,464
		16,340,005
ELECTRICAL EQUIPMENT – 2.3%
American Superconductor [2]	41,960	1,741,760
Hammond Power Solutions Cl. A	17,718	4,337,646
LSI Industries	142,006	3,774,519
		9,853,925
GROUND TRANSPORTATION – 1.6%
Covenant Logistics Group Cl. A	100,582	4,443,713
Marten Transport	136,310	2,364,978
		6,808,691
MACHINERY – 6.3%
Aebi Schmidt Holding	87,661	1,100,146
CECO Environmental [2]	59,688	5,416,089
Commercial Vehicle Group [2]	170,955	789,812
Energy Recovery [2,3]	206,567	1,863,234
Graham Corporation [2]	51,621	6,390,164
Lindsay Corporation	16,023	1,983,647
Luxfer Holdings	221,762	4,000,587
Perma-Pipe International Holdings [2]	54,219	1,476,383
Titan International [2]	189,834	1,463,620
Wabash National	113,451	1,531,589
Westport Fuel Systems [2]	314,977	711,848
		26,727,119
PROFESSIONAL SERVICES – 2.1%
Alight Cl. A †,2	755,594	423,133
Asure Software [2]	193,870	1,539,328
Kforce	60,421	2,834,953
Mistras Group [2]	108,953	1,903,409

See Notes to Financial Statements	3

Schedules of Investments	June 30, 2026 (unaudited)

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
PROFESSIONAL SERVICES (continued)
TrueBlue [2]	298,815	$2,082,740
		8,783,563
TRADING COMPANIES & DISTRIBUTORS – 3.8%
Alta Equipment Group [2]	280,765	1,816,550
Distribution Solutions Group [2]	44,866	1,227,085
EVI Industries	126,959	1,876,454
NPK International [2]	262,618	4,178,252
Titan Machinery [2]	161,016	3,400,658
Transcat [2]	41,729	3,871,199
		16,370,198
Total (Cost $71,541,651)		110,726,312

INFORMATION TECHNOLOGY – 23.9%
COMMUNICATIONS EQUIPMENT – 4.1%
ADTRAN Holdings [2]	324,658	4,512,746
Applied Optoelectronics [2]	10,856	1,608,425
Clearfield [2]	73,252	2,914,697
Digi International [2]	72,471	5,431,702
NETGEAR [2]	77,891	1,818,755
Ribbon Communications [2]	536,295	1,254,930
		17,541,255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 8.1%
Arlo Technologies [2]	114,726	1,546,506
Bel Fuse Cl. B	17,938	5,974,071
Climb Global Solutions [2]	99,461	2,308,490
Kraken Robotics [2]	185,609	829,728
LightPath Technologies Cl. A [2]	284,408	4,650,071
M-tron Industries †,2	24,229	2,402,305
nLIGHT [2]	56,623	3,942,093
Powerfleet [2]	679,885	2,603,960
Richardson Electronics	280,641	5,334,985
SmartRent Cl. A [2]	186,654	222,118
Vishay Precision Group [2]	30,971	4,642,863
		34,457,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.9%
Aehr Test Systems [2]	10,450	1,003,827
Alpha and Omega Semiconductor [2]	29,020	1,373,517
Camtek [2]	20,936	3,415,080
Cohu [2]	83,383	6,162,838
Ichor Holdings [2]	62,957	7,068,812
inTEST Corporation [2]	220,595	4,008,211
Kopin Corporation [2]	830,028	3,718,525
Nova [2]	6,939	3,767,461
Penguin Solutions [2]	59,391	4,514,310
Ultra Clean Holdings [2]	51,555	7,351,227
		42,383,808
SOFTWARE – 1.8%
Alkami Technology †,2,3	67,674	1,226,253
Amplitude Cl. A †,2,3	291,105	2,226,953
Five9 †,2	107,296	2,287,551
PagerDuty †,2,3	221,086	2,133,480
		7,874,237
Total (Cost $40,662,419)		102,256,490

MATERIALS – 4.2%
CHEMICALS – 1.5%
Core Molding Technologies [2]	84,858	2,002,649
5N Plus [2]	137,996	4,259,802
		6,262,451
CONSTRUCTION MATERIALS – 0.0%
Suncrete Cl. A †,2	7,252	163,388
METALS & MINING – 2.7%
Alphamin Resources	633,292	665,330
Altius Minerals	102,661	4,597,939
Ferroglobe	412,754	1,312,558
Major Drilling Group International [2]	318,982	3,389,430
Ramaco Resources Cl. A †,2	113,689	1,504,105
		11,469,362
Total (Cost $9,863,025)		17,895,201

REAL ESTATE – 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
Altus Group †	37,637	1,195,786
Marcus & Millichap	45,223	1,409,601
Total (Cost $2,642,385)		2,605,387

TOTAL COMMON STOCKS
(Cost $242,852,003)		413,730,974

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.5%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.50%)
(Cost $2,119,707)	2,119,707	2,119,707

INVESTMENTS AT VALUE
(Cost $244,971,710)		415,850,681

REPURCHASE AGREEMENT– 3.6%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $15,306,515 (collateralized by obligations of U.S. Government Agencies, 4.125% due 6/30/28, valued at $15,611,485)
(Cost $15,305,239)		15,305,239

TOTAL INVESTMENTS – 100.7%
(Cost $260,276,949)		431,155,920

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%		(3,092,696)

NET ASSETS – 100.0%		$428,063,224

See Notes to Financial Statements	4

Schedules of Investments	June 30, 2026 (unaudited)

Royce Premier Fund
Common Stocks – 95.9%
	SHARES	VALUE

CONSUMER DISCRETIONARY – 9.8%
AUTOMOBILE COMPONENTS – 4.6%
Dorman Products [2]	221,733	$30,255,468
LCI Industries	217,000	22,975,960
		53,231,428
DISTRIBUTORS – 0.7%
Pool Corporation	36,921	7,934,323
LEISURE PRODUCTS – 1.4%
Brunswick Corporation	182,750	15,394,860
SPECIALTY RETAIL – 2.0%
Valvoline [2]	590,280	23,339,671
TEXTILES, APPAREL & LUXURY GOODS – 1.1%
Ralph Lauren Cl. A	32,000	12,845,120
Total (Cost $70,215,855)		112,745,402

CONSUMER STAPLES – 2.8%
HOUSEHOLD PRODUCTS – 1.0%
WD-40 Company	47,754	11,634,784
PERSONAL CARE PRODUCTS – 1.8%
Interparfums	183,780	20,557,631
Total (Cost $18,423,619)		32,192,415

FINANCIALS – 11.3%
CAPITAL MARKETS – 10.0%
Evercore Cl. A	33,733	11,517,796
FactSet Research Systems	34,193	7,867,125
Lazard	360,868	15,134,804
Morningstar	77,278	12,056,914
SEI Investments	361,661	31,721,286
TMX Group	779,000	25,502,535
Victory Capital Holdings Cl. A	134,637	11,317,586
		115,118,046
INSURANCE – 1.3%
RLI Corp.	249,525	14,739,442
Total (Cost $83,266,227)		129,857,488

HEALTH CARE – 1.5%
LIFE SCIENCES TOOLS & SERVICES – 1.5%
Bio-Techne	236,896	16,736,702
Total (Cost $6,810,507)		16,736,702

INDUSTRIALS – 40.6%
AEROSPACE & DEFENSE – 2.1%
Woodward	55,799	23,739,127
BUILDING PRODUCTS – 4.4%
AAON	134,083	17,009,769
Simpson Manufacturing	110,897	23,216,287
UFP Industries	109,932	9,975,230
		50,201,286
COMMERCIAL SERVICES & SUPPLIES – 5.8%
Brady Corporation Cl. A	108,599	9,944,410
MSA Safety	117,041	20,433,018
RB Global	312,384	36,377,117
		66,754,545
CONSTRUCTION & ENGINEERING – 5.9%
Arcosa	298,822	43,415,848
Valmont Industries	40,829	23,582,831
		66,998,679
GROUND TRANSPORTATION – 1.9%
Landstar System	106,988	22,126,188
MACHINERY – 17.8%
Enpro	46,589	17,560,792
ESAB Corporation	251,126	24,768,557
ESCO Technologies	92,728	32,458,509
JBT Marel	284,061	41,188,845
Kadant	74,938	23,547,768
Lincoln Electric Holdings	81,432	21,621,010
Lindsay Corporation	39,698	4,914,613
RBC Bearings [2]	59,922	38,593,363
		204,653,457
PROFESSIONAL SERVICES – 2.7%
Exponent	398,004	23,386,715
Korn Ferry	117,907	7,850,248
		31,236,963
Total (Cost $181,672,373)		465,710,245

INFORMATION TECHNOLOGY – 16.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 6.0%
Cognex Corporation	308,000	22,305,360
Knowles Corporation [2]	346,279	14,363,653
Littelfuse	70,275	31,998,316
		68,667,329
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.0%
Cirrus Logic [2]	159,370	23,671,226
MKS	113,251	50,374,045
Onto Innovation [2]	76,150	28,818,967
		102,864,238
SOFTWARE – 1.1%
Manhattan Associates [2]	94,000	13,089,500
Total (Cost $57,583,825)		184,621,067

MATERIALS – 8.7%
CHEMICALS – 3.9%
Innospec	72,524	5,902,728
Quaker Houghton	245,608	39,019,743
		44,922,471
CONSTRUCTION MATERIALS – 0.6%
United States Lime & Minerals †	61,368	6,423,389
METALS & MINING – 2.7%
Reliance	83,616	31,238,938
PAPER & FOREST PRODUCTS – 1.5%
Stella-Jones	304,647	16,836,405
Total (Cost $56,815,327)		99,421,203

REAL ESTATE – 5.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.1%
Colliers International Group	247,637	23,225,875
FirstService Corporation	250,738	35,632,377
Total (Cost $58,201,867)		58,858,252

TOTAL COMMON STOCKS
(Cost $532,989,600)		1,100,142,774

INVESTMENTS AT VALUE
(Cost $532,989,600)		1,100,142,774

See Notes to Financial Statements	5

Schedules of Investments	June 30, 2026 (unaudited)

Royce Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT– 4.5%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $52,053,713 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $53,090,495)
(Cost $52,049,375)	$52,049,375

TOTAL INVESTMENTS – 100.4%
(Cost $585,038,975)	1,152,192,149

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%	(4,477,354)

NET ASSETS – 100.0%	$1,147,714,795

Royce Small-Cap Fund
Common Stocks – 96.6%
	SHARES	VALUE

COMMUNICATION SERVICES – 0.8%
ENTERTAINMENT – 0.8%
IMAX Corporation [2]	406,039	$16,184,714
INTERACTIVE MEDIA & SERVICES – 0.0%
QuinStreet [2,3]	76,292	1,117,678
Total (Cost $8,085,599)		17,302,392

CONSUMER DISCRETIONARY – 10.1%
AUTOMOBILE COMPONENTS – 2.7%
Dorman Products [2]	161,881	22,088,662
Gentex Corporation	211,676	5,349,052
LCI Industries	118,729	12,571,027
Lear Corporation	40,696	5,455,706
Visteon Corporation	121,801	12,083,877
		57,548,324
DISTRIBUTORS – 0.3%
Pool Corporation	29,225	6,280,453
DIVERSIFIED CONSUMER SERVICES – 1.0%
frontdoor [2]	70,241	5,449,999
H&R Block	97,575	3,715,656
Lincoln Educational Services [2]	83,067	4,145,043
Stride †,2	62,471	5,387,499
Universal Technical Institute [2]	87,106	3,725,524
		22,423,721
HOTELS, RESTAURANTS & LEISURE – 0.3%
Boyd Gaming	58,996	5,211,117
Brightstar Lottery	72,431	776,460
		5,987,577
HOUSEHOLD DURABLES – 1.2%
Champion Homes [2]	54,820	4,830,738
M/I Homes [2]	102,596	16,496,411
PulteGroup	30,743	4,218,247
		25,545,396
LEISURE PRODUCTS – 0.8%
Brunswick Corporation	109,604	9,233,041
Peloton Interactive Cl. A †,2,3	362,358	2,141,536
YETI Holdings [2,3]	133,420	6,612,295
		17,986,872
SPECIALTY RETAIL – 3.5%
Academy Sports & Outdoors	246,189	11,602,888
Advance Auto Parts	178,939	11,133,585
Asbury Automotive Group [2]	40,079	8,059,085
Bath & Body Works	174,494	4,036,046
Chewy Cl. A †,2	171,246	3,364,984
J.Jill	396,891	6,298,660
Petco Health and Wellness Cl. A †,2,3	1,150,380	3,129,034
RealReal †,2	161,646	1,905,806
Shoe Station Group	313,896	4,655,078
Signet Jewelers	62,707	5,405,343
Valvoline [2]	366,554	14,493,545
		74,084,054
TEXTILES, APPAREL & LUXURY GOODS – 0.3%
Kontoor Brands	64,989	5,416,183
Movado Group	2,435	95,720
		5,511,903
Total (Cost $165,059,496)		215,368,300

CONSUMER STAPLES – 2.5%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.5%
Natural Grocers by Vitamin Cottage †	103,892	3,222,730
Sprouts Farmers Market †,2	37,909	3,206,343

See Notes to Financial Statements	6

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

CONSUMER STAPLES (continued)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
Yesway Cl. A †,2,3	249,484	$5,064,525
		11,493,598
FOOD PRODUCTS – 0.4%
J&J Snack Foods	44,423	3,262,869
Nomad Foods	500,961	5,485,523
		8,748,392
HOUSEHOLD PRODUCTS – 0.7%
Central Garden & Pet Cl. A †,2	135,147	5,239,649
WD-40 Company	37,743	9,195,705
		14,435,354
PERSONAL CARE PRODUCTS – 0.9%
Interparfums	166,712	18,648,405
Total (Cost $46,392,467)		53,325,749

ENERGY – 1.6%
ENERGY EQUIPMENT & SERVICES – 0.3%
Pason Systems	861,224	7,487,320
OIL, GAS & CONSUMABLE FUELS – 1.3%
Chord Energy	43,023	4,917,529
Mach Natural Resources L.P. †	210,604	2,662,035
Matador Resources	100,522	5,003,985
Secure Waste Infrastructure †	360,809	5,637,601
SM Energy	190,513	4,972,389
Teekay Tankers Cl. A	76,660	4,972,934
		28,166,473
Total (Cost $32,402,901)		35,653,793

FINANCIALS – 17.7%
BANKS – 5.0%
Bank of N.T. Butterfield & Son (The)	188,155	11,195,222
BankUnited	95,357	4,620,047
Beacon Financial	171,711	5,228,600
BOK Financial	40,236	5,587,976
Business First Bancshares	175,930	5,406,329
Central Bancompany Cl. A †	120,098	3,648,577
Chain Bridge Bancorp Cl. A [2]	50,292	2,114,779
Civista Bancshares	199,297	5,624,161
CNB Financial	163,108	5,498,371
Esquire Financial Holdings	32,014	3,813,188
First Bank	277,854	4,926,351
German American Bancorp	68,645	3,257,892
Hingham Institution for Savings	23,049	7,079,500
Home BancShares	191,671	5,472,207
Live Oak Bancshares	107,380	4,385,399
Northeast Bank	13,483	1,786,902
Origin Bancorp	155,959	7,977,303
Popular	87,297	14,332,421
Timberland Bancorp	122,859	5,505,312
		107,460,537
CAPITAL MARKETS – 6.8%
Artisan Partners Asset Management Cl. A	385,686	13,317,738
Donnelley Financial Solutions [2]	87,179	3,657,159
Evercore Cl. A	9,788	3,342,015
FactSet Research Systems	7,200	1,656,576
GCM Grosvenor Cl. A	854,408	10,509,218
Houlihan Lokey Cl. A	6,500	871,845
Lazard	153,171	6,423,992
Marex Group	235,717	14,366,951
Miami International Holdings [2,3]	205,055	7,619,844
Moelis & Company Cl. A	58,389	3,819,808
Morningstar	27,951	4,360,915
Onex Corporation	155,417	11,622,441
Oppenheimer Holdings Cl. A	19,074	2,013,070
SEI Investments	274,408	24,068,326
Sprott	104,337	11,756,074
StoneX Group [2]	79,825	9,459,262
TMX Group	444,202	14,542,076
Victory Capital Holdings Cl. A	25,645	2,155,719
		145,563,029
CONSUMER FINANCE – 0.5%
EZCORP Cl. A [2]	121,255	4,191,785
FirstCash Holdings	27,195	5,882,823
		10,074,608
FINANCIAL SERVICES – 0.7%
Enact Holdings	119,567	5,465,407
Merchants Bancorp	88,768	4,438,400
Walker & Dunlop	85,670	4,686,149
		14,589,956
INSURANCE – 4.7%
AMERISAFE	130,050	4,399,591
Assured Guaranty	304,724	24,426,676
E-L Financial	1,072,700	12,820,212
International General Insurance Holdings	752,177	19,684,472
Pelagos Insurance Capital	191,957	4,674,153
RenaissanceRe Holdings	19,655	6,228,670
RLI Corp.	255,638	15,100,537
Ryan Specialty Holdings Cl. A †	81,828	3,089,825
Skyward Specialty Insurance Group [2]	79,858	4,659,714
United Fire Group	113,716	5,963,267
		101,047,117
Total (Cost $247,727,428)		378,735,247

HEALTH CARE – 7.0%
BIOTECHNOLOGY – 1.2%
Abivax ADR †,2,3	20,414	2,720,370
BridgeBio Oncology Therapeutics †,2,3	24,274	184,968
BridgeBio Pharma [2]	99,655	7,422,304
Catalyst Pharmaceuticals [2]	49,476	1,555,031
Celcuity †,2	13,047	1,364,977
Cytokinetics [2]	46,254	3,940,378
Kura Oncology †,2	110,551	1,212,744
ORIC Pharmaceuticals [2,3]	206,988	2,241,680
Praxis Precision Medicines †,2	2,965	992,652
PTC Therapeutics [2,3]	1,334	108,814
Spyre Therapeutics †,2	23,393	2,076,831
Xenon Pharmaceuticals †,2	29,871	1,803,014
		25,623,763
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Enovis Corporation [2,3]	233,667	4,836,907
Envista Holdings [2]	365,019	9,618,250
Establishment Labs Holdings [2]	127,486	10,939,574
UFP Technologies [2,3]	9,725	2,578,389
		27,973,120
HEALTH CARE PROVIDERS & SERVICES – 0.9%
PACS Group [2]	177,030	7,548,559
Pediatrix Medical Group [2]	227,529	5,763,309

See Notes to Financial Statements	7

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
Universal Health Services Cl. B	34,530	$5,134,266
		18,446,134
HEALTH CARE TECHNOLOGY – 0.1%
SOPHiA GENETICS †,2	262,600	1,515,202
LIFE SCIENCES TOOLS & SERVICES – 1.7%
Avantor †,2	729,179	7,218,872
BioLife Solutions [2]	12,861	363,195
Bio-Techne	147,841	10,444,967
Repligen Corporation [2]	77,081	10,516,932
Stevanato Group	414,908	7,497,387
		36,041,353
PHARMACEUTICALS – 1.8%
Alumis †,2	197,193	5,549,011
Amphastar Pharmaceuticals [2,3]	79,030	1,594,826
ANI Pharmaceuticals †,2	7,945	657,687
Axsome Therapeutics [2]	24,639	6,030,888
Collegium Pharmaceutical [2]	156,176	5,653,571
CorMedix †,2,3	562,746	4,417,556
Harmony Biosciences Holdings [2,3]	157,564	5,736,905
Innoviva [2]	228,704	5,193,868
SIGA Technologies	328,264	1,194,881
Zevra Therapeutics [2,3]	251,273	3,603,255
		39,632,448
Total (Cost $122,424,428)		149,232,020

INDUSTRIALS – 29.9%
AEROSPACE & DEFENSE – 0.3%
Chemring Group †,1	532,461	3,617,502
FTAI Aviation	6,708	1,814,716
		5,432,218
BUILDING PRODUCTS – 2.8%
AAON	87,792	11,137,293
Armstrong World Industries	20,782	3,333,848
Builders FirstSource [2]	72,073	6,449,092
CSW Industrials	7,085	1,971,756
Louisiana-Pacific Corporation	34,099	2,682,227
Modine Manufacturing [2]	31,620	8,443,172
Simpson Manufacturing	55,863	11,694,919
Trex Company [2]	90,398	4,523,516
UFP Industries	113,090	10,261,787
		60,497,610

COMMERCIAL SERVICES & SUPPLIES – 1.9%
Brady Corporation Cl. A	66,623	6,100,668
BrightView Holdings [2]	348,017	4,931,401
Healthcare Services Group [2]	351,617	8,635,714
Interface	178,844	6,409,769
Liquidity Services [2]	8,727	341,400
MSA Safety	58,311	10,179,934
RB Global	25,600	2,981,120
		39,580,006
CONSTRUCTION & ENGINEERING – 5.6%
Arcosa	333,785	48,495,623
Construction Partners Cl. A [2]	144,413	17,151,932
IES Holdings [2]	24,754	18,185,773
Legence Corp. Cl. A [2]	147,421	12,564,692
Limbach Holdings [2]	41,349	3,183,873
NWPX Infrastructure [2]	11,256	1,687,725
Valmont Industries	31,872	18,409,267
		119,678,885
ELECTRICAL EQUIPMENT – 0.8%
American Superconductor [2]	92,177	3,826,267
Preformed Line Products	30,721	12,612,814
		16,439,081
GROUND TRANSPORTATION – 0.6%
Landstar System	38,330	7,927,027
Saia [2]	13,923	5,863,811
		13,790,838
MACHINERY – 10.8%
Alamo Group	21,334	3,509,230
Allison Transmission Holdings	34,945	3,939,699
Atmus Filtration Technologies	371,734	18,954,717
Blue Bird [2]	98,763	7,798,326
CECO Environmental [2]	146,535	13,296,586
Enpro	74,335	28,019,091
ESAB Corporation	200,133	19,739,118
ESCO Technologies	50,534	17,688,921
Federal Signal Corporation	7,657	983,848
Graham Corporation [2]	153,897	19,050,910
Helios Technologies	54,852	4,895,541
JBT Marel	152,568	22,122,360
Kadant	59,186	18,598,017
Lincoln Electric Holdings	52,879	14,039,903
Lindsay Corporation	52,639	6,516,708
Miller Industries	100,457	5,138,376
RBC Bearings [2]	34,964	22,518,914
Timken Company (The)	33,523	4,871,562
		231,681,827
MARINE TRANSPORTATION – 1.1%
Genco Shipping & Trading	191,364	4,742,000
Kirby Corporation [2]	67,178	9,134,193
Matson	47,253	9,083,444
		22,959,637
PROFESSIONAL SERVICES – 4.5%
Andersen Group Cl. A [2]	219,776	8,289,951
Barrett Business Services	299,960	10,654,579
CBIZ [2,3]	192,123	6,163,306
Exponent	251,170	14,758,749
Franklin Covey [2]	138,360	3,393,971
IBEX [2,3]	171,671	5,213,648
Insperity	140,549	5,806,079
KBR	377,495	13,034,902
Korn Ferry	209,864	13,972,745
MAXIMUS	193,321	10,392,937
Upwork [2,3]	604,429	5,053,027
		96,733,894
TRADING COMPANIES & DISTRIBUTORS – 1.5%
Applied Industrial Technologies	43,477	14,701,748
Distribution Solutions Group [2]	106,672	2,917,479
EVI Industries	175,490	2,593,742
MSC Industrial Direct Cl. A	44,004	5,234,276
Rush Enterprises Cl. A	21,474	1,567,280
Transcat [2]	51,627	4,789,437
		31,803,962
Total (Cost $320,072,096)		638,597,958

INFORMATION TECHNOLOGY – 18.7%
COMMUNICATIONS EQUIPMENT – 0.9%
Digi International [2,3]	258,206	19,352,540

See Notes to Financial Statements	8

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.6%
Cognex Corporation	242,023	$17,527,306
Crane NXT Co.	168,782	8,634,887
ePlus	62,367	5,190,805
Flex [2]	10,363	1,679,531
Jabil	3,255	1,254,737
Knowles Corporation [2]	147,567	6,121,079
Littelfuse	26,169	11,915,531
Mirion Technologies Cl. A [2,3]	144,842	2,597,017
M-tron Industries †,2	30,485	3,022,588
nLIGHT [2]	147,158	10,245,140
Powerfleet [2,3]	751,408	2,877,893
Sanmina Corporation [2]	26,242	6,641,325
TD SYNNEX	24,563	6,566,673
Teledyne Technologies [2,3]	6,340	4,228,146
TTM Technologies [2]	92,601	17,318,239
Vontier Corporation	504,231	14,622,699
		120,443,596
IT SERVICES – 1.0%
DigitalOcean Holdings †,2,3	93,200	14,635,196
Hackett Group (The)	514,151	5,537,406
		20,172,602
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 8.8%
Camtek [2]	71,360	11,640,243
Cirrus Logic [2]	103,023	15,302,006
Cohu [2]	102,809	7,598,613
FormFactor [2]	62,554	10,004,261
Ichor Holdings [2]	117,597	13,203,791
Impinj [2]	49,151	7,039,898
Kulicke & Soffa Industries	32,722	4,376,895
MKS	34,430	15,314,464
Nova [2]	25,750	13,980,705
Onto Innovation [2]	78,536	29,721,949
Photronics [2]	120,787	3,929,201
Semtech Corporation [2]	62,305	10,084,064
SiTime Corporation [2]	16,321	12,168,285
Tower Semiconductor [2]	48,554	12,655,115
Ultra Clean Holdings [2,3]	150,035	21,393,491
		188,412,981
SOFTWARE – 2.1%
Agilysys [2]	94,589	9,884,550
AppFolio Cl. A †,2,3	22,253	3,568,269
Computer Modelling Group	541,094	1,365,850
GitLab Cl. A †,2	89,250	2,724,802
I3 Verticals Cl. A [2,3]	11,041	235,836
JFrog [2]	167,468	15,219,492
Manhattan Associates [2]	56,933	7,927,920
ServiceTitan Cl. A †,2	39,973	2,826,491
		43,753,210
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.3%
Diebold Nixdorf [2,3]	86,200	7,328,724
Total (Cost $160,446,242)		399,463,653

MATERIALS – 7.6%
CHEMICALS – 4.9%
Element Solutions	951,355	45,427,201
5N Plus [2]	91,320	2,818,960
Ingevity Corporation [2]	156,506	11,686,303
Innospec	94,266	7,672,310
Minerals Technologies	154,907	11,458,471
Quaker Houghton	158,366	25,159,606
		104,222,851
CONSTRUCTION MATERIALS – 0.2%
United States Lime & Minerals	42,600	4,458,942
CONTAINERS & PACKAGING – 0.6%
AptarGroup	21,530	2,695,556
Myers Industries	112,089	3,957,862
Silgan Holdings	135,074	6,266,083
		12,919,501
METALS & MINING – 1.4%
Alamos Gold Cl. A	354,328	10,742,890
Century Aluminum [2]	168,558	7,755,354
Commercial Metals	18,223	1,143,493
Major Drilling Group International [2]	281,491	2,991,059
Metallus [2]	23,765	444,168
Reliance	14,973	5,593,913
Warrior Met Coal †	20,874	1,694,134
		30,365,011
PAPER & FOREST PRODUCTS – 0.5%
Stella-Jones	179,329	9,910,670
Sylvamo Corporation	18,228	689,018
		10,599,688
Total (Cost $75,443,516)		162,565,993

REAL ESTATE – 0.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.7%
Colliers International Group	37,094	3,479,046
FirstService Corporation	38,268	5,438,265
FRP Holdings [2]	170,323	4,256,372
Marcus & Millichap	64,068	1,997,000
Total (Cost $10,558,381)		15,170,683

TOTAL COMMON STOCKS
(Cost $1,188,612,554)		2,065,415,788

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.5%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.50%)
(Cost $11,225,044)	11,225,044	11,225,044

INVESTMENTS AT VALUE
(Cost $1,199,837,598)		2,076,640,832

See Notes to Financial Statements	9

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Fund (continued)

VALUE

REPURCHASE AGREEMENT – 3.4%

Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $72,308,066 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $73,748,266)
(Cost $72,302,041)	$72,302,041

TOTAL INVESTMENTS – 100.5%
(Cost $1,272,139,639)	2,148,942,873

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%	(11,165,945)

NET ASSETS 100.0%	$2,137,776,928

Royce Small-Cap Opportunity Fund

Common Stocks – 96.1%

	SHARES	VALUE

COMMUNICATION SERVICES – 3.7%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Shenandoah Telecommunications †	302,840	$4,566,827
ENTERTAINMENT – 1.9%
IMAX Corporation [2]	154,671	6,165,186
Lionsgate Studios [2]	879,656	13,467,534
Starz Entertainment [2]	260,076	7,505,793
		27,138,513
INTERACTIVE MEDIA & SERVICES – 1.1%
People [2]	186,817	8,623,473
QuinStreet [2]	397,518	5,823,639
		14,447,112
MEDIA – 0.4%
Magnite [2]	289,782	5,500,062
Total (Cost $32,334,833)		51,652,514

CONSUMER DISCRETIONARY – 9.4%
AUTOMOBILE COMPONENTS – 1.8%
Dauch Corporation [2]	554,003	3,002,696
Dorman Products †,[2]	66,672	9,097,395
Fox Factory Holding Corp. [2]	220,266	3,732,407
Gentherm [2]	280,017	9,551,380
		25,383,878
BROADLINE RETAIL – 0.4%
Dillard's Cl. A	11,397	6,022,403
DIVERSIFIED CONSUMER SERVICES –1.4%
American Public Education [2]	177,617	9,538,033
Universal Technical Institute †,[2]	236,222	10,103,215
		19,641,248
HOTELS, RESTAURANTS & LEISURE – 0.7%
Pursuit Attractions and Hospitality [2]	167,449	9,372,120
HOUSEHOLD DURABLES 0.8%
Champion Homes [2]	79,815	7,033,298
Sonos [2],[3]	269,979	3,652,816
		10,686,114
SPECIALTY RETAIL – 2.9%
Abercrombie & Fitch Cl. A [2]	74,639	6,718,256
Advance Auto Parts	206,412	12,842,955
J.Jill	354,695	5,629,010
MarineMax [2]	266,595	9,762,709
Victoria's Secret & Co. [2]	78,011	6,512,358
		41,465,288
TEXTILES, APPAREL & LUXURY GOODS – 1.4%
Capri Holdings [2]	180,771	3,356,917
Carter's	170,985	7,037,743
Kontoor Brands †	60,934	5,078,239
Lakeland Industries [2]	423,862	4,531,085
		20,003,984
Total (Cost $100,450,264)		132,575,035

CONSUMER STAPLES – 0.0%
PERSONAL CARE PRODUCTS – 0.0%
Coty Cl. A †,[2]	235,456	508,585
Total (Cost $458,565)		508,585

ENERGY – 7.8%
ENERGY EQUIPMENT & SERVICES – 5.5%
Archrock	173,799	7,075,357
Cactus Cl. A	134,339	6,882,187
Flowco Holdings Cl. A	267,152	5,701,024
Kodiak Gas Services	146,614	11,015,110

See Notes to Financial Statements	10

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Liberty Energy Cl. A	240,819	$6,307,049
Ranger Energy Services Cl. A	410,390	6,570,344
Select Water Solutions Cl. A	598,110	11,950,238
Solaris Energy Infrastructure Cl. A	136,426	10,976,836
TETRA Technologies [2]	919,819	10,421,549
		76,899,694
OIL, GAS & CONSUMABLE FUELS – 2.3%
Ardmore Shipping	21,372	299,422
Comstock Resources [2]	282,879	4,220,555
Matador Resources	87,370	4,349,278
Navigator Holdings	406,971	7,581,870
Northern Oil and Gas	140,504	2,550,148
Range Resources	88,744	3,300,389
SandRidge Energy	471,674	6,461,934
Vermilion Energy	415,510	3,887,761
		32,651,357
Total (Cost $61,183,117)		109,551,051

FINANCIALS – 11.3%
BANKS – 4.9%
Axos Financial [2]	94,395	9,193,129
BankUnited	140,616	6,812,845
BayCom Corp.	260,459	8,569,101
Business First Bancshares	286,802	8,813,426
Customers Bancorp [2]	78,143	6,181,111
Dime Commercial Bancshares	196,518	7,988,457
OceanFirst Financial	265,108	5,177,559
Seacoast Banking Corporation of Florida	271,211	9,017,766
TowneBank	188,343	6,825,550
		68,578,944
CAPITAL MARKETS – 3.5%
Artisan Partners Asset Management Cl. A	41,070	1,418,147
Canaccord Genuity Group	732,340	7,538,984
Evercore Cl. A	23,339	7,968,868
Marex Group	155,982	9,507,103
Moelis & Company Cl. A	100,932	6,602,972
Perella Weinberg Partners Cl. A	406,258	6,483,878
Victory Capital Holdings Cl. A	121,389	10,203,959
		49,723,911
CONSUMER FINANCE – 0.5%
Encore Capital Group [2]	70,578	6,584,222
FINANCIAL SERVICES – 1.4%
Euronet Worldwide [2]	85,124	6,230,225
NCR Atleos [2]	183,087	7,947,807
Walker & Dunlop	100,409	5,492,372
		19,670,404
INSURANCE – 1.0%
Abacus Global Management	827,253	8,859,879
Kingstone Companies	287,223	5,465,854
		14,325,733
Total (Cost $112,980,164)		158,883,214

HEALTH CARE – 9.9%
HEALTH CARE EQUIPMENT & SUPPLIES – 3.6%
AngioDynamics [2]	707,398	9,203,248
Apyx Medical [2],[3]	704,320	3,162,397
Artivion [2]	198,153	4,452,498
Bioventus Cl. A [2],[3]	858,738	8,106,487
Ceribell [2],[3]	285,524	5,553,442

DENTSPLY SIRONA †,[2]	394,063	4,181,008
Tandem Diabetes Care [2]	423,694	6,393,542
Teleflex	39,538	5,011,837
Varex Imaging [2]	412,498	4,302,354
		50,366,813
HEALTH CARE PROVIDERS & SERVICES – 4.2%
Alignment Healthcare [2]	368,103	8,764,532
AMN Healthcare Services †,[2]	292,975	9,483,601
Astrana Health [2]	222,647	10,333,047
Concentra Group Holdings Parent	210,779	6,270,675
Lumexa Imaging Holdings †,[2],[3]	371,568	4,191,287
Privia Health Group [2],[3]	388,603	9,998,755
RadNet [2]	99,901	6,160,895
Strata Critical Medical [2],[3]	666,626	3,513,119
		58,715,911
HEALTH CARE TECHNOLOGY – 0.8%
Certara †,[2],[3]	495,393	3,244,824
LifeMD [2],[3]	295,103	1,218,776
OptimizeRx Corporation [2]	509,763	2,915,844
SOPHiA GENETICS [2]	660,412	3,810,577
		11,190,021
LIFE SCIENCES TOOLS & SERVICES – 0.5%
Avantor †,[2]	94,183	932,412
Azenta [2]	272,121	6,944,528
		7,876,940
PHARMACEUTICALS – 0.8%
CorMedix †,[2],[3]	566,897	4,450,141
Innoviva [2]	311,419	7,072,326
		11,522,467
Total (Cost $110,997,538)		139,672,152

INDUSTRIALS – 30.9%
AEROSPACE & DEFENSE – 4.9%
AAR Corp. [2]	70,663	10,099,863
Astronics Corporation [2]	109,810	8,923,161
Astronics Corporation Cl. B †,[1],[2]	23,148	1,851,840
ATI [2]	41,943	8,266,965
Ducommun [2]	39,868	7,383,952
Leonardo DRS	152,024	6,486,864
Mercury Systems [2]	112,319	13,739,983
Redwire Corporation †,[2],[3]	80,109	979,733
TAT Technologies †,[2]	97,008	4,678,696
VSE Corporation	31,325	7,157,763
		69,568,820
AIR FREIGHT & LOGISTICS – 1.1%
Hub Group Cl. A	163,955	7,179,589
Radiant Logistics [2]	883,287	8,355,895
		15,535,484
BUILDING PRODUCTS – 3.0%
Apogee Enterprises	128,088	5,858,745
Gibraltar Industries [2]	155,888	7,030,549
Janus International Group [2]	172,113	955,227
Louisiana-Pacific Corporation	49,446	3,889,422
Modine Manufacturing [2]	29,377	7,844,247
Resideo Technologies [2]	314,689	9,786,828
Trex Company [2]	145,038	7,257,701
		42,622,719
COMMERCIAL SERVICES & SUPPLIES – 1.2%
ACV Auctions Cl. A [2]	565,583	4,066,542

See Notes to Financial Statements	11

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
COMMERCIAL SERVICES & SUPPLIES (continued)
Healthcare Services Group [2]	281,393	$6,911,012
Onterris [2],[3]	311,334	6,292,060
		17,269,614
CONSTRUCTION & ENGINEERING – 3.5%
Ameresco Cl. A [2],[3]	277,559	7,660,628
Construction Partners Cl. A [2]	40,661	4,829,307
Limbach Holdings [2]	83,867	6,457,759
NWPX Infrastructure [2]	63,101	9,461,364
Orion Group Holdings [2]	754,125	12,684,383
Primoris Services	76,083	7,541,347
		48,634,788
ELECTRICAL EQUIPMENT – 2.1%
American Superconductor [2]	151,326	6,281,542
Babcock & Wilcox Enterprises [2]	354,889	5,003,935
LSI Industries	398,620	10,595,320
Shoals Technologies Group Cl. A [2]	812,961	8,048,314
		29,929,111
GROUND TRANSPORTATION – 2.6%
FTAI Infrastructure	1,557,332	7,226,021
Lyft Cl. A †,[2],[3]	223,683	3,268,009
Marten Transport	424,203	7,359,922
Proficient Auto Logistics [2]	502,659	3,423,108
RXO [2]	269,936	7,447,534
Werner Enterprises	185,130	8,073,519
		36,798,113
MACHINERY – 4.5%
Aebi Schmidt Holding	473,982	5,948,474
Astec Industries	88,101	5,390,900
CECO Environmental [2]	122,010	11,071,187
Helios Technologies	71,011	6,337,732
Luxfer Holdings	553,218	9,980,053
Mayville Engineering [2]	354,164	13,266,983
Tennant Company †	94,563	8,278,045
Titan International [2]	350,884	2,705,316
		62,978,690
PROFESSIONAL SERVICES – 4.1%
Amentum Holdings [2]	328,621	6,792,596
Kforce	123,752	5,806,444
Mistras Group [2],[3]	556,302	9,718,596
Parsons Corporation [2],[3]	158,024	8,278,877
Public Policy Holding Company †	480,672	3,561,780
Robert Half	291,367	8,944,967
Spire Global Cl. A †,[2],[3]	307,035	5,710,851
TIC Solutions [2],[3]	392,269	3,173,456
TrueBlue [2],[3]	822,218	5,730,859
		57,718,426
TRADING COMPANIES & DISTRIBUTORS – 3.9%
Boise Cascade	60,737	4,715,014
DNOW [2],[3]	700,533	9,085,913
Herc Holdings	55,045	7,890,150
NPK International [2]	557,065	8,862,904
SiteOne Landscape Supply [2]	46,999	5,377,156
Titan Machinery [2],[3]	255,460	5,395,315
Transcat †,[2]	79,895	7,411,859
WESCO International	18,233	6,298,225
		55,036,536
Total (Cost $278,942,699)		436,092,301

INFORMATION TECHNOLOGY – 17.3%
COMMUNICATIONS EQUIPMENT – 3.4%
ADTRAN Holdings [2]	667,074	9,272,328
Aviat Networks [2]	309,346	6,867,481
Comtech Telecommunications [2]	76,736	161,146
Digi International [2]	141,113	10,576,419
Gilat Satellite Networks [2]	395,745	5,267,366
Inseego Corp. [2],[3]	467,224	4,826,424
Lantronix [2]	574,481	3,377,948
NETGEAR †,[2]	188,919	4,411,259
Ribbon Communications [2]	1,516,867	3,549,469
		48,309,840
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.0%
Advanced Energy Industries	13,512	5,038,219
Arlo Technologies [2]	483,001	6,510,854
CTS Corporation	128,615	8,384,412
Identiv [2]	235,866	594,382
IPG Photonics [2]	51,819	6,079,405
Knowles Corporation [2]	168,249	6,978,969
nLIGHT [2]	55,073	3,834,182
Powerfleet [2]	1,088,430	4,168,687
SmartRent Cl. A [2]	820,548	976,452
		42,565,562
IT SERVICES – 0.6%
CI&T Cl. A [2]	256,778	857,639
Crexendo †,[2]	480,083	3,586,220
WidePoint Corporation †,[2],[3]	200,973	3,517,027
		7,960,886
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.9%
Alpha and Omega Semiconductor [2]	95,515	4,520,725
Amkor Technology	66,176	5,706,356
Axcelis Technologies [2]	30,909	5,855,710
Cohu [2]	160,273	11,845,777
FormFactor [2]	45,698	7,308,481
Ichor Holdings [2]	55,527	6,234,572
indie Semiconductor Cl. A [2],[3]	1,060,237	4,760,464
inTEST Corporation [2]	349,750	6,354,957
Kopin Corporation [2]	1,639,822	7,346,403
Kulicke & Soffa Industries	45,960	6,147,610
Silicon Motion Technology ADR	26,744	8,914,578
Ultra Clean Holdings [2]	87,360	12,456,662
Veeco Instruments [2]	121,625	9,219,175
		96,671,470
SOFTWARE – 3.4%
A10 Networks	280,509	10,479,816
AvePoint †,[2]	281,337	3,153,788
Commvault Systems †,[2]	38,167	5,409,409
I3 Verticals Cl. A [2],[3]	294,806	6,297,056
Netskope Cl. A †,[2],[3]	320,220	3,503,207
SailPoint †,[2],[3]	171,883	2,516,367
Varonis Systems †,[2]	180,658	7,580,410
Viant Technology Cl. A [2]	504,166	6,382,742
Workiva Cl. A †,[2]	65,865	3,195,111
		48,517,906
Total (Cost $117,498,968)		244,025,664

MATERIALS – 5.8%
CHEMICALS – 1.8%
Arq [2]	910,377	2,321,461

See Notes to Financial Statements	12

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

MATERIALS (continued)
CHEMICALS (continued)
Aspen Aerogels [2]	624,319	$3,958,183
Flotek Industries [2],[3]	326,049	7,668,673
Ingevity Corporation [2]	114,700	8,564,649
Intrepid Potash [2],[3]	105,595	3,461,404
		25,974,370
CONTAINERS & PACKAGING – 0.5%
Ranpak Holdings Cl. A [2],[3]	873,952	6,388,589
METALS & MINING – 3.5%
Almonty Industries [2]	328,776	5,444,530
AMG Critical Materials [1]	142,101	5,322,041
Capstone Copper [2]	790,760	7,265,012
Commercial Metals	102,577	6,436,707
Ferroglobe	275,854	877,216
Major Drilling Group International [2]	654,756	6,957,287
Materion Corporation	37,415	11,126,847
Metallus [2]	315,452	5,895,798
Noranda Aluminum Holding Corporation [2],[4]	488,157	0
		49,325,438
Total (Cost $49,883,785)		81,688,397

TOTAL COMMON STOCKS
(Cost $864,729,933)		1,354,648,913

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.3%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.50%)
(Cost $18,509,401)	18,509,401	18,509,401

INVESTMENTS AT VALUE
(Cost $883,239,334)		1,373,158,314

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value
$57,837,723 (collateralized by obligations of various U.S. Government Agencies,
3.875%-4.125% due 3/15/28-6/30/28, valued at $58,989,706)
(Cost $57,832,904)		57,832,904

TOTAL INVESTMENTS – 101.5%
(Cost $941,072,238)		1,430,991,218

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(20,834,090)

NET ASSETS – 100.0%		$1,410,157,128

Royce Small-Cap Special Equity Fund

Common Stocks – 74.5%

	SHARES	VALUE

CONSUMER DISCRETIONARY – 27.4%
AUTOMOBILE COMPONENTS – 8.5%
Standard Motor Products	1,040,000	$40,528,800
BROADLINE RETAIL – 4.5%
Macy's	920,000	21,666,000
DIVERSIFIED CONSUMER SERVICES – 5.0%
H&R Block	625,000	23,800,000
HOTELS, RESTAURANTS & LEISURE – 0.0%
Nathan's Famous	1,000	101,600
HOUSEHOLD DURABLES – 3.5%
Ethan Allen Interiors	752,500	16,810,850
TEXTILES, APPAREL & LUXURY GOODS – 5.9%
Movado Group	722,500	28,401,475
Total (Cost $104,077,653)		131,308,725

CONSUMER STAPLES 6.2%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 3.1%
Ingles Markets Cl. A	168,000	14,881,440
FOOD PRODUCTS – 2.2%
John B. Sanfilippo & Son	122,000	10,490,780
HOUSEHOLD PRODUCTS – 0.9%
Oil-Dri Corporation of America	40,000	4,088,400
Total (Cost $17,043,388)		29,460,620

FINANCIALS – 9.2%
CAPITAL MARKETS – 4.4%
Federated Hermes Cl. B	301,000	16,621,220
GAMCO Investors Cl. A [1]	195,000	4,613,700
		21,234,920
FINANCIAL SERVICES – 4.8%
Euronet Worldwide [2]	310,000	22,688,900
Total (Cost $35,120,170)		43,923,820

HEALTH CARE – 0.4%
HEALTH CARE EQUIPMENT & SUPPLIES – 0.4%
Kewaunee Scientific [2]	49,700	1,765,344
Total (Cost $2,326,409)		1,765,344

INDUSTRIALS – 20.7%
BUILDING PRODUCTS – 5.7%
Gibraltar Industries [2]	32,500	1,465,750
Insteel Industries	352,500	10,645,500
UFP Industries	166,000	15,062,840
		27,174,090
COMMERCIAL SERVICES & SUPPLIES – 4.4%
Ennis	995,000	21,143,750
MACHINERY – 5.7%
Gencor Industries [2],[5]	935,000	13,950,200
Mueller Industries	109,000	13,399,370
		27,349,570
PROFESSIONAL SERVICES – 4.9%
ManpowerGroup †	695,000	23,470,150
Total (Cost $74,613,177)		99,137,560

INFORMATION TECHNOLOGY – 3.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.3%
Vishay Intertechnology	30,000	1,613,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
NVE Corporation	80,000	8,364,000

See Notes to Financial Statements	13

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Special Equity Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
SOFTWARE – 0.9%
OneSpan	310,000	$4,448,500
Total (Cost $8,071,848)		14,425,900

MATERIALS – 7.6%
CHEMICALS – 0.3%
Innospec	21,000	1,709,190
CONSTRUCTION MATERIALS – 0.1%
United States Lime & Minerals	6,000	628,020
METALS & MINING – 3.1%
Commercial Metals	147,500	9,255,625
Metallus [2]	290,000	5,420,100
		14,675,725
PAPER & FOREST PRODUCTS – 4.1%
Sylvamo Corporation	514,000	19,429,200
Total (Cost $34,621,255)		36,442,135

REAL ESTATE – 0.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%
Marcus & Millichap	6,000	187,020
Total (Cost $143,155)		187,020

TOTAL COMMON STOCKS
(Cost $276,017,055)		356,651,124

INVESTMENTS AT VALUE
(Cost $276,017,055)		356,651,124

REPURCHASE AGREEMENT – 25.6%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $122,494,426 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $124,934,069)
(Cost $122,484,219)		122,484,219

TOTAL INVESTMENTS – 100.1%
(Cost $398,501,274)		479,135,343

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(365,732)

NET ASSETS – 100.0%		$478,769,611

Royce Small-Cap Total Return Fund

Common Stocks – 97.1%

	SHARES	VALUE

COMMUNICATION SERVICES – 0.1%
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Telephone and Data Systems	23,028	$852,266
Total (Cost $943,646)		852,266

CONSUMER DISCRETIONARY – 8.6%
HOTELS, RESTAURANTS & LEISURE – 0.1%
Brightstar Lottery	80,611	864,150
LEISURE PRODUCTS – 1.9%
YETI Holdings [2]	366,286	18,153,134
SPECIALTY RETAIL – 6.6%
Academy Sports & Outdoors	476,211	22,443,825
Advance Auto Parts	428,965	26,690,202
Bath & Body Works	588,048	13,601,550
		62,735,577
Total (Cost $67,778,858)		81,752,861

CONSUMER STAPLES – 10.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 4.1%
Natural Grocers by Vitamin Cottage †	353,372	10,961,599
Sprouts Farmers Market †,[2]	124,817	10,557,022
Yesway Cl. A †,[2],[3]	871,920	17,699,976
		39,218,597
FOOD PRODUCTS – 3.0%
J&J Snack Foods	116,167	8,532,466
Nomad Foods	1,767,394	19,352,965
		27,885,431
HOUSEHOLD PRODUCTS – 1.6%
Central Garden & Pet Cl. A †,[2]	378,490	14,674,057
PERSONAL CARE PRODUCTS – 1.7%
Interparfums	144,470	16,160,414
Total (Cost $100,392,273)		97,938,499

ENERGY – 2.1%
ENERGY EQUIPMENT & SERVICES – 2.1%
Cactus Cl. A	201,789	10,337,650
Pason Systems	1,112,742	9,673,971
Total (Cost $15,965,487)		20,011,621

FINANCIALS – 31.3%
BANKS – 15.2%
BankUnited	148,727	7,205,823
Central Bancompany Cl. A †	224,504	6,820,431
Esquire Financial Holdings	34,505	4,109,891
First Financial Bankshares	507,693	17,566,178
German American Bancorp	402,324	19,094,297
Glacier Bancorp	299,297	15,437,739
Hingham Institution for Savings	31,073	9,544,072
Home BancShares	693,116	19,788,462
Live Oak Bancshares	391,535	15,990,289
Origin Bancorp	279,498	14,296,323
Seacoast Banking Corporation of Florida	141,990	4,721,167
TowneBank	255,840	9,271,642
		143,846,314
CAPITAL MARKETS – 2.5%
Donnelley Financial Solutions [2]	202,885	8,511,026
Marex Group	242,301	14,768,246
Tel Aviv Stock Exchange [1]	23,868	992,033
		24,271,305
FINANCIAL SERVICES – 3.1%
Merchants Bancorp	301,617	15,080,850

See Notes to Financial Statements	14

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Total Return Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
FINANCIAL SERVICES (continued)
Walker & Dunlop	260,664	$14,258,321
		29,339,171
INSURANCE – 10.5%
AMERISAFE	483,109	16,343,578
Assured Guaranty	358,595	28,744,975
Crawford & Company Cl. A	649,573	7,320,688
International General Insurance Holdings	1,057,054	27,663,103
Pelagos Insurance Capital	632,121	15,392,146
RenaissanceRe Holdings	12,583	3,987,553
		99,452,043
Total (Cost $221,542,303)		296,908,833

HEALTH CARE – 6.6%
HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Cooper Companies (The) [2]	207,491	14,879,180
HEALTH CARE PROVIDERS & SERVICES – 3.2%
PACS Group [2]	494,949	21,104,625
Pediatrix Medical Group [2]	371,353	9,406,372
		30,510,997
LIFE SCIENCES TOOLS & SERVICES – 1.8%
Avantor †,[2]	1,751,186	17,336,741
Total (Cost $43,891,061)		62,726,918

INDUSTRIALS – 24.5%
AEROSPACE & DEFENSE – 1.2%
FTAI Aviation	42,817	11,583,283
BUILDING PRODUCTS – 2.5%
Trex Company †,[2]	116,068	5,808,043
UFP Industries	193,530	17,560,912
		23,368,955
COMMERCIAL SERVICES & SUPPLIES – 3.3%
BrightView Holdings †,[2]	698,649	9,899,856
Healthcare Services Group [2]	888,085	21,811,368
		31,711,224
MACHINERY – 3.5%
Douglas Dynamics	294,418	15,883,851
Timken Company (The)	118,652	17,242,509
		33,126,360
PROFESSIONAL SERVICES – 11.0%
Andersen Group Cl. A [2]	555,432	20,950,895
Barrett Business Services	650,734	23,114,072
CBIZ [2],[3]	486,975	15,622,158
Franklin Covey [2]	538,246	13,203,174
Insperity	451,384	18,646,673
KBR	374,315	12,925,097
		104,462,069
TRADING COMPANIES & DISTRIBUTORS – 3.0%
MSC Industrial Direct Cl. A	236,562	28,139,050
Total (Cost $167,619,442)		232,390,941

INFORMATION TECHNOLOGY 5.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.8%
Vontier Corporation	586,202	16,999,858
IT SERVICES – 1.9%
Hackett Group (The) [5]	1,679,685	18,090,208

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Kulicke & Soffa Industries	107,366	14,361,276
Total (Cost $51,182,327)		49,451,342

MATERIALS – 8.3%
CHEMICALS – 6.0%
Element Solutions	355,782	16,988,591
Ingevity Corporation [2]	341,723	25,516,456
Quaker Houghton	91,071	14,468,450
		56,973,497
CONTAINERS & PACKAGING – 2.3%
Silgan Holdings	464,142	21,531,547
Total (Cost $51,657,849)		78,505,044

TOTAL COMMON STOCKS
(Cost $720,973,246)		920,538,325

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.50%)
(Cost $252,948)	252,948	252,948

INVESTMENTS AT VALUE
(Cost $721,226,194)		920,791,273

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $32,861,524 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $33,516,038)
(Cost $32,858,786)		32,858,786

TOTAL INVESTMENTS – 100.6%
(Cost $754,084,980)		953,650,059

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(6,116,327)

NET ASSETS – 100.0%		$947,533,732

See Notes to Financial Statements	15

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Value Fund

Common Stocks – 99.0%

	SHARES	VALUE

CONSUMER DISCRETIONARY – 22.6%
AUTOMOBILE COMPONENTS – 5.1%
Gentex Corporation	78,316	$1,979,045
Lear Corporation	15,134	2,028,864
Visteon Corporation	17,335	1,719,806
		5,727,715
DIVERSIFIED CONSUMER SERVICES – 2.4%
frontdoor [2]	12,607	978,177
Stride [2]	19,008	1,639,250
		2,617,427
HOTELS, RESTAURANTS & LEISURE – 1.3%
Boyd Gaming	16,800	1,483,944
HOUSEHOLD DURABLES – 4.8%
M/I Homes [2]	16,709	2,686,640
Meritage Homes	5,152	431,995
PulteGroup	15,866	2,176,974
		5,295,609
SPECIALTY RETAIL – 7.5%
Academy Sports & Outdoors	27,792	1,309,837
Buckle (The)	40,638	1,714,923
Gap (The) †	41,685	778,676
J.Jill	106,679	1,692,996
Shoe Station Group	84,350	1,250,910
Signet Jewelers	17,159	1,479,106
Williams-Sonoma	757	176,457
		8,402,905
TEXTILES, APPAREL & LUXURY GOODS – 1.5%
Kontoor Brands	20,311	1,692,719
Total (Cost $19,313,320)		25,220,319

CONSUMER STAPLES – 2.0%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.0%
Village Super Market Cl. A	53,115	2,240,390
Total (Cost $1,323,967)		2,240,390

ENERGY – 7.2%
OIL, GAS & CONSUMABLE FUELS – 7.2%
Chord Energy	9,731	1,112,253
Mach Natural Resources L.P. †	89,120	1,126,477
Matador Resources	31,449	1,565,531
Riley Exploration Permian	37,324	1,230,199
SM Energy	54,320	1,417,752
Teekay Tankers Cl. A	24,374	1,581,142
Total (Cost $6,657,109)		8,033,354

FINANCIALS – 27.5%
BANKS – 21.4%
Beacon Financial	47,344	1,441,625
Burke & Herbert Financial Services	20,533	1,475,501
Business First Bancshares	53,050	1,630,227
Civista Bancshares	67,648	1,909,027
CNB Financial	42,303	1,426,034
Dime Commercial Bancshares	4,222	171,624
First Bank	92,635	1,642,419
FS Bancorp	37,646	1,633,836
Heritage Financial	20,728	613,963
Landmark Bancorp	17,611	540,834
Mid Penn Bancorp	39,841	1,388,060
OceanFirst Financial	21,891	427,531
Princeton Bancorp	37,494	1,422,897
Provident Financial Services †	59,730	1,412,017

Timberland Bancorp	50,228	2,250,717
TrustCo Bank Corp NY	2,858	156,933
Unity Bancorp	34,626	2,032,200
Univest Financial	19,045	833,219
WesBanco	38,965	1,520,804
		23,929,468
CAPITAL MARKETS – 1.6%
Evercore Cl. A	5,141	1,755,343
FINANCIAL SERVICES – 1.7%
Enact Holdings	40,760	1,863,140
INSURANCE – 2.8%
Donegal Group Cl. A	78,249	1,475,776
United Fire Group	32,923	1,726,482
		3,202,258
Total (Cost $21,548,026)		30,750,209

HEALTH CARE – 8.7%
BIOTECHNOLOGY – 0.2%
Entrada Therapeutics [2]	31,432	231,340
HEALTH CARE PROVIDERS & SERVICES – 2.2%
Pediatrix Medical Group [2]	60,969	1,544,345
Universal Health Services Cl. B †	6,001	892,288
		2,436,633
PHARMACEUTICALS – 6.3%
Amphastar Pharmaceuticals [2]	50,299	1,015,034
Collegium Pharmaceutical [2]	43,453	1,572,998
CorMedix [2]	146,768	1,152,129
Harmony Biosciences Holdings [2]	44,465	1,618,971
Innoviva [2]	63,577	1,443,834
SIGA Technologies	75,727	275,646
		7,078,612
Total (Cost $9,357,751)		9,746,585

INDUSTRIALS – 16.8%
BUILDING PRODUCTS – 0.2%
UFP Industries	2,439	221,315
COMMERCIAL SERVICES & SUPPLIES – 2.0%
Interface	61,462	2,202,798
CONSTRUCTION & ENGINEERING – 0.5%
Sterling Infrastructure [2]	667	559,853
MACHINERY – 3.7%
Allison Transmission Holdings	13,844	1,560,773
Blue Bird [2]	33,051	2,609,707
		4,170,480
MARINE TRANSPORTATION – 1.7%
Genco Shipping & Trading	74,803	1,853,618
PROFESSIONAL SERVICES – 7.6%
Barrett Business Services	39,590	1,406,237
IBEX [2]	73,275	2,225,361
Kforce	13,383	627,930
Korn Ferry	25,791	1,717,165
MAXIMUS	31,105	1,672,205
Upwork †,[2],[3]	106,694	891,962
		8,540,860
TRADING COMPANIES & DISTRIBUTORS – 1.1%
DNOW †,[2]	99,798	1,294,380
Total (Cost $13,240,448)		18,843,304

See Notes to Financial Statements	16

Schedules of Investments	June 30, 2026 (unaudited)

Royce Small-Cap Value Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY – 14.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 9.9%
Bel Fuse Cl. B	2,524	$840,593
ePlus	16,557	1,378,039
Flex [2]	8,660	1,403,526
Jabil	2,750	1,060,070
PC Connection	20,005	1,460,165
Sanmina Corporation [2]	7,410	1,875,323
TD SYNNEX	11,286	3,017,199
		11,034,915
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Amkor Technology	11,930	1,028,724
SOFTWARE – 1.2%
Adeia	42,298	1,392,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.2%
Diebold Nixdorf [2]	28,881	2,455,463
Total (Cost $4,666,902)		15,911,975

TOTAL COMMON STOCKS
(Cost $76,107,523)		110,746,136

INVESTMENTS AT VALUE
(Cost $76,107,523)		110,746,136

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $1,204,322 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $1,228,445)
(Cost $1,204,222)		1,204,222

TOTAL INVESTMENTS – 100.1%
(Cost $77,311,745)		111,950,358

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(129,757)

NET ASSETS – 100.0%		$111,820,601

Royce Smaller-Companies Growth Fund

Common Stocks – 93.4%

	SHARES	VALUE

COMMUNICATION SERVICES – 4.8%
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
Bandwidth Cl. A [2],[3]	73,000	$4,620,900
MEDIA – 2.8%
Magnite [2]	355,000	6,737,900
Total (Cost $9,415,750)		11,358,800

CONSUMER DISCRETIONARY – 3.3%
HOTELS, RESTAURANTS & LEISURE – 2.5%
Life Time Group Holdings [2]	102,000	4,165,680
Texas Roadhouse	9,000	1,739,070
		5,904,750
HOUSEHOLD DURABLES – 0.8%
Installed Building Products	8,000	1,838,720
Total (Cost $3,875,083)		7,743,470

CONSUMER STAPLES – 3.3%
FOOD PRODUCTS – 3.3%
Freshpet [2]	83,000	4,906,960
Mama's Creations [2]	164,000	2,927,400
Total (Cost $6,269,847)		7,834,360

ENERGY – 5.0%
ENERGY EQUIPMENT & SERVICES – 3.1%
Natural Gas Services Group	65,500	2,825,670
Oceaneering International [2]	60,000	2,431,200
Solaris Energy Infrastructure Cl. A	27,000	2,172,420
		7,429,290
OIL, GAS & CONSUMABLE FUELS – 1.9%
Golar LNG	49,000	2,442,160
Uranium Energy [2]	119,000	1,268,540
Ur-Energy †,[2],[3]	556,000	756,160
		4,466,860
Total (Cost $8,389,686)		11,896,150

FINANCIALS – 5.9%
BANKS – 3.7%
Atlantic Union Bankshares	52,000	2,200,120
Glacier Bancorp	39,000	2,011,620
Seacoast Banking Corporation of Florida	139,000	4,621,750
		8,833,490
CAPITAL MARKETS – 0.2%
Sprott	4,750	535,202
FINANCIAL SERVICES – 1.5%
Paysign [2]	426,667	3,494,403
INSURANCE – 0.5%
Skyward Specialty Insurance Group †,[2]	22,500	1,312,875
Total (Cost $10,547,597)		14,175,970

HEALTH CARE – 32.6%
BIOTECHNOLOGY – 5.7%
Alvotech [2],[3]	558,000	2,059,020
ARS Pharmaceuticals [2]	54,000	432,540
CareDx [2]	119,000	3,391,500
Compass Pathways ADR †,[2],[3]	178,000	2,518,700
Palvella Therapeutics [2]	28,500	4,355,370
TriSalus Life Sciences †,[2],[3]	200,000	910,000
		13,667,130
HEALTH CARE EQUIPMENT & SUPPLIES – 6.7%
Alphatec Holdings [2]	215,000	1,859,750
Axogen [2]	48,000	2,217,120
Brainsway ADR †,[2]	97,000	1,504,470

See Notes to Financial Statements	17

Schedules of Investments	June 30, 2026 (unaudited)

Royce Smaller-Companies Growth Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)

HEALTH CARE EQUIPMENT & SUPPLIES (continued)

SI-BONE [2,3]	265,000	$4,324,800
Tactile Systems Technology †,2	67,000	1,995,260
UFP Technologies †,2,3	15,000	3,976,950
		15,878,350
HEALTH CARE PROVIDERS & SERVICES – 8.1%
BrightSpring Health Services [2,3]	50,423	3,516,500
Guardian Pharmacy Services Cl. A [2]	61,596	2,579,024
Hinge Health Cl. A [2]	84,000	6,972,000
Strata Critical Medical [2,3]	1,184,181	6,240,634
		19,308,158
HEALTH CARE TECHNOLOGY – 0.2%
Schrodinger [2,3]	29,000	471,250
LIFE SCIENCES TOOLS & SERVICES – 1.7%
BioLife Solutions [2]	145,000	4,094,800
PHARMACEUTICALS – 10.2%
Alumis †,2	61,000	1,716,540
Axsome Therapeutics [2]	26,275	6,431,332
Cybin †,2	232,000	1,533,520
Definium Therapeutics [2]	139,500	6,562,080
Harrow [2,3]	106,053	4,504,071
Xeris Biopharma Holdings †,2	461,000	3,651,120
		24,398,663
Total (Cost $48,502,839)		77,818,351

INDUSTRIALS – 16.8%
AEROSPACE & DEFENSE – 6.2%
AAR Corp. †,2	31,000	4,430,830
AeroVironment [2,3]	6,615	1,091,938
Astronics Corporation †,2	21,500	1,747,090
Astronics Corporation Cl. B †,1,2	4,300	344,000
BWX Technologies	7,500	1,459,875
FTAI Aviation	12,000	3,246,360
VSE Corporation	7,500	1,713,750
York Space Systems †,2,3	27,500	677,050
		14,710,893
COMMERCIAL SERVICES & SUPPLIES – 2.6%
ACV Auctions Cl. A [2]	872,000	6,269,680
CONSTRUCTION & ENGINEERING – 3.1%
Ameresco Cl. A [2]	106,000	2,925,600
Legence Corp. Cl. A [2]	29,000	2,471,670
Limbach Holdings [2]	25,000	1,925,000
		7,322,270
MACHINERY – 3.8%
ATS Corporation [2]	128,000	3,689,505
CECO Environmental †,2	37,500	3,402,750
Graham Corporation [2]	15,500	1,918,745
		9,011,000
PROFESSIONAL SERVICES – 1.1%
Andersen Group Cl. A †,2	32,000	1,207,040
CBIZ †,2	34,500	1,106,760
Paylocity Holding [2]	4,286	448,015
		2,761,815
Total (Cost $26,838,498)		40,075,658

INFORMATION TECHNOLOGY – 17.1%
COMMUNICATIONS EQUIPMENT – 2.6%
ADTRAN Holdings [2]	287,000	3,989,300
Gilat Satellite Networks †,2	178,000	2,369,180
		6,358,480

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.8%
Bel Fuse Cl. B †	12,000	3,996,480
Mirion Technologies Cl. A [2]	25,000	448,250
Ouster †,2,3	71,000	4,438,920
TTM Technologies [2]	13,500	2,524,770
		11,408,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.3%
Impinj [2]	41,750	5,979,853
Penguin Solutions †,2,3	17,000	1,292,170
Semtech Corporation [2]	9,500	1,537,575
Synaptics †,2	30,500	3,789,015
		12,598,613
SOFTWARE – 4.4%
Agilysys [2]	23,000	2,403,500
Digital Turbine [2]	91,000	1,173,900
Five9 [2,3]	55,500	1,183,260
JFrog [2]	28,250	2,567,360
NextNav [2,3]	113,894	2,030,730
UiPath Cl. A [2,3]	100,000	1,087,000
		10,445,750
Total (Cost $24,934,893)		40,811,263

MATERIALS – 3.9%
CHEMICALS – 2.7%
Flotek Industries [2,3]	275,000	6,468,000
METALS & MINING – 1.2%
Elevra Lithium ADR [2,3]	26,000	1,771,900
Major Drilling Group International [2]	91,000	966,945
		2,738,845
Total (Cost $4,161,476)		9,206,845

UTILITIES – 0.7%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCER – 0.7%
Ormat Technologies	16,000	1,742,400
Total (Cost $1,621,104)		1,742,400

TOTAL COMMON STOCKS
(Cost $144,556,773)		222,663,267

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.4%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.50%)
(Cost $5,618,877)	5,618,877	5,618,877

INVESTMENTS AT VALUE
(Cost $150,175,650)		228,282,144

See Notes to Financial Statements	18

Schedules of Investments	June 30, 2026 (unaudited)

Royce Smaller-Companies Growth Fund (continued)

VALUE

REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $14,729,081 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $15,022,526)
(Cost $14,727,854)	$14,727,854

TOTAL INVESTMENTS – 102.0%
(Cost $164,903,504)	243,009,998

LIABILITIES LESS CASH AND OTHER ASSETS – (2.0)%	(4,654,859)

NET ASSETS – 100.0%	$238,355,139

Royce SMid-Cap Total Return Fund
Common Stocks – 96.9%
	SHARES	VALUE

COMMUNICATION SERVICES – 0.3%
WIRELESS TELECOMMUNICATION SERVICES – 0.3%
Telephone and Data Systems	2,362	$87,418
Total (Cost $98,140)		87,418

CONSUMER DISCRETIONARY – 9.1%
HOUSEHOLD DURABLES – 1.0%
Installed Building Products	1,456	334,647
SPECIALTY RETAIL – 8.1%
Academy Sports & Outdoors	21,473	1,012,023
Advance Auto Parts	17,243	1,072,859
Bath & Body Works	20,588	476,200
Chewy Cl. A †,2	3,546	69,679
		2,630,761
Total (Cost $2,803,767)		2,965,408

CONSUMER STAPLES – 4.1%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 3.0%
Sprouts Farmers Market †,2	5,059	427,890
Yesway Cl. A †,2	26,662	541,239
		969,129
HOUSEHOLD PRODUCTS – 1.1%
Clorox Company †	3,971	378,992
Total (Cost $1,409,315)		1,348,121

ENERGY – 2.3%
ENERGY EQUIPMENT & SERVICES – 2.3%
Cactus Cl. A	11,100	568,653
Pason Systems	22,612	196,584
Total (Cost $782,079)		765,237

FINANCIALS – 26.1%
BANKS – 10.3%
BOK Financial	3,221	447,332
Central Bancompany Cl. A †	7,954	241,643
Commerce Bancshares †	10,030	579,233
German American Bancorp	14,324	679,817
Glacier Bancorp	13,331	687,613
Home BancShares	23,243	663,588
TowneBank	2,297	83,243
		3,382,469
CAPITAL MARKETS – 6.2%
Houlihan Lokey Cl. A	1,664	223,192
Marex Group	8,333	507,896
Moelis & Company Cl. A	4,421	289,222
Piper Sandler Companies †	4,504	325,820
SEI Investments	8,017	703,171
		2,049,301
FINANCIAL SERVICES – 1.7%
Merchants Bancorp	10,960	548,000
INSURANCE – 7.9%
Assured Guaranty	13,250	1,062,120
Kinsale Capital Group †	1,098	362,131
RenaissanceRe Holdings	279	88,415
RLI Corp.	8,955	528,972
Ryan Specialty Holdings Cl. A †	14,271	538,873
		2,580,511
Total (Cost $6,751,298)		8,560,281

HEALTH CARE – 6.1%
HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Cooper Companies (The) †,2	8,819	632,411

See Notes to Financial Statements	19

Schedules of Investments	June 30, 2026 (unaudited)

Royce SMid-Cap Total Return Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Ensign Group (The)	4,290	$687,687
LIFE SCIENCES TOOLS & SERVICES – 2.1%
Avantor [2]	69,798	691,000
Total (Cost $1,780,531)		2,011,098

INDUSTRIALS 30.0%
AEROSPACE & DEFENSE – 3.2%
FTAI Aviation	3,870	1,046,951
BUILDING PRODUCTS – 4.0%
Simpson Manufacturing	1,722	360,501
Trex Company †,2	4,111	205,714
UFP Industries	8,182	742,435
		1,308,650
MACHINERY – 5.7%
Lincoln Electric Holdings	909	241,348
Spirax Group [1]	5,771	523,629
Timken Company (The)	4,124	599,300
Toro Company (The) †	5,052	492,166
		1,856,443
PROFESSIONAL SERVICES – 8.9%
Andersen Group Cl. A †,2	30,613	1,154,722
CBIZ †,2	18,721	600,570
KBR	20,131	695,123
TriNet Group	9,341	462,286
		2,912,701
TRADING COMPANIES & DISTRIBUTORS – 8.2%
AerCap Holdings	5,530	806,164
Applied Industrial Technologies	1,693	572,488
MSC Industrial Direct Cl. A	11,175	1,329,266
		2,707,918
Total (Cost $7,403,691)		9,832,663

INFORMATION TECHNOLOGY – 5.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.9%
Vontier Corporation	33,267	964,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Kulicke & Soffa Industries	5,022	671,743
Total (Cost $1,392,284)		1,636,486

MATERIALS – 13.9%
CHEMICALS – 5.7%
Element Solutions	18,052	861,983
Quaker Houghton	6,226	989,124
		1,851,107
CONTAINERS & PACKAGING – 8.2%
AptarGroup	7,116	890,923
Ball Corporation	11,748	733,075
Silgan Holdings	23,240	1,078,104
		2,702,102
Total (Cost $2,647,465)		4,553,209

TOTAL COMMON STOCKS
(Cost $25,068,570)		31,759,921

INVESTMENTS AT VALUE
(Cost $25,068,570)		31,759,921

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $948,531 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $967,518)
(Cost $948,452)		948,452

TOTAL INVESTMENTS – 99.8%
(Cost $26,017,022)		32,708,373

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		66,956

NET ASSETS – 100.0%		$32,775,329

For the purposes of this report, “ADR” shall mean American Depository Receipt.

†  New additions in 2026.

1  These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

2  Non-income producing.

3  All or a portion of these securities were on loan as of June 30, 2026.

4  Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

5  As of June 30, 2026, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. See Notes to Financial Statements.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Bold indicates a Fund’s 20 largest equity holdings in terms of June 30, 2026 market value.

See Notes to Financial Statements	20

Statements of Assets and Liabilities	June 30, 2026 (unaudited)

	Royce International Premier Fund		Royce Micro-Cap Fund	Royce Premier Fund	Royce Small-Cap Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$63,326,018		$415,850,681	$1,100,142,774	$2,076,640,832
Repurchase agreements (at cost and value)	3,598,745		15,305,239	52,049,375	72,302,041
Foreign currency[2]	3		35,546	–	65,642
Receivable for investments sold	–		474,562	1,540,330	2,806,210
Receivable for capital shares sold	9,870		453,177	949,152	718,369
Receivable for dividends and interest	2,184,0613	[3]	53,167	228,684	561,358
Receivable for securities lending income	–		908	–	3,205
Prepaid expenses and other assets	4,902		9,351	29,816	2,288,157
Total Assets	69,123,599		432,182,631	1,154,940,131	2,155,385,814
LIABILITIES:
Payable for collateral on loaned securities	–		2,119,707	–	11,225,044
Payable for investments purchased	–		1,356,739	2,684,091	3,917,107
Payable for capital shares redeemed	187,846		117,256	3,275,585	531,012
Payable for investment advisory fees	45,287		333,319	907,888	1,287,924
Payable for trustees’ fees	6,067		13,231	48,541	76,375
Accrued expenses	90,062		179,155	309,231	571,424
Deferred capital gains tax	134,492		–	–	–
Total Liabilities	463,754		4,119,407	7,225,336	17,608,886
Net Assets	$68,659,845		$428,063,224	$1,147,714,795	$2,137,776,928
ANALYSIS OF NET ASSETS:
Paid-in capital	$180,330,983		$205,039,036	$416,968,601	$1,080,051,395
Total distributable earnings (loss)	(111,671,138)		223,024,188	730,746,194	1,057,725,533
Net Assets	$68,659,845		$428,063,224	$1,147,714,795	$2,137,776,928
Investment Class	$36,422,282		$238,972,453	$908,547,552	$1,604,648,645
Service Class	15,096,123		176,048,638	33,810,637	70,080,523
Consultant Class			13,042,133	10,090,770	185,859,326
Institutional Class	17,141,440			195,265,836	277,188,434
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	2,906,929		14,870,947	71,414,691	140,292,940
Service Class	987,883		11,390,701	2,774,270	6,176,312
Consultant Class			1,140,592	1,077,552	21,455,809
Institutional Class	1,368,205			15,079,401	24,137,239
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[4]	$12.53		$16.07	$12.72	$11.44
Service Class[4]	15.28		15.46	12.19	11.35
Consultant Class[5]			11.43	9.36	8.66
Institutional Class[4]	12.53			12.95	11.48
Investments at identified cost - Non-Affiliated Companies	$55,925,119		$244,971,710	$532,989,600	$1,199,837,598
Market value of loaned securities[6]	–		6,151,896	–	31,787,644

1 See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2 As of June 30, 2026, the cost of foreign currency was $3 for Royce International Premier Fund, $35,493 for Royce Micro-Cap Fund and $65,545 for Royce Small-Cap Fund.

3 This amount includes $2,103,153 in tax reclaims from foreign countries.

4 Offering and redemption price per share.

5 Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.

6 Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	21

Statements of Assets and Liabilities	June 30, 2026 (unaudited)

	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$1,373,158,314	$342,700,924	$902,701,065	$110,746,136
Affiliated Companies	–	13,950,200	18,090,208	–
Repurchase agreements (at cost and value)	57,832,904	122,484,219	32,858,786	1,204,222
Foreign currency[2]	78,611	–	111,003	–
Receivable for investments sold	1,871,534	–	868,609	–
Receivable for capital shares sold	462,893	602,276	225,354	18,370
Receivable for dividends and interest	253,551	452,717	688,557	37,474
Receivable for securities lending income	10,811	–	684	68
Prepaid expenses and other assets	34,657	13,479	29,398	2,672
Total Assets	1,433,703,275	480,203,815	955,573,664	112,008,942
LIABILITIES:
Payable for collateral on loaned securities	18,509,401	–	252,948	–
Payable for investments purchased	2,359,144	475,677	5,653,752	–
Payable for capital shares redeemed	1,088,476	333,876	1,018,387	8,115
Payable for investment advisory fees	1,123,156	392,295	680,990	91,302
Payable for trustees’ fees	46,659	22,498	41,432	4,332
Accrued expenses	419,311	209,858	392,423	84,592
Total Liabilities	23,546,147	1,434,204	8,039,932	188,341
Net Assets	$1,410,157,128	$478,769,611	$947,533,732	$111,820,601
ANALYSIS OF NET ASSETS:
Paid-in capital	$730,237,464	$312,045,337	$696,672,558	$63,588,571
Total distributable earnings (loss)	679,919,664	166,724,274	250,861,174	48,232,030
Net Assets	$1,410,157,128	$478,769,611	$947,533,732	$111,820,601
Investment Class	$949,566,251	$384,618,804	$572,633,768	$37,364,150
Service Class	64,728,565	21,452,867	49,711,510	74,456,451
Consultant Class	15,777,407	15,281,161	74,264,267
Institutional Class	328,205,070	57,416,779	229,378,557
R Class	51,879,835		21,545,630
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	44,697,453	22,521,899	73,413,523	3,168,883
Service Class	3,367,374	1,256,551	6,097,857	6,361,214
Consultant Class	984,794	994,204	8,954,013
Institutional Class	15,001,269	3,409,748	30,120,384
R Class	2,844,531		2,590,124
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$21.24	$17.08	$7.80	$11.79
Service Class[3]	19.22	17.07	8.15	11.70
Consultant Class[4]	16.02	15.37	8.29
Institutional Class[3]	21.88	16.84	7.62
R Class[3]	18.24		8.32
Investments at identified cost - Non-Affiliated Companies	$883,239,334	$262,492,741	$689,534,363	$76,107,523
Investments at identified cost - Affiliated Companies	–	13,524,314	31,691,831	–
Market value of loaned securities[5]	40,235,324	–	6,766,644	612,364

1 See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2 As of June 30, 2026, the cost of foreign currency was $78,495 for Royce Small-Cap Opportunity Fund and $110,839 for Royce Small-Cap Total Return Fund.

3 Offering and redemption price per share.

4 Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.

5 Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	22

Statements of Assets and Liabilities	June 30, 2026 (unaudited)

	Royce Smaller- Companies Growth Fund	Royce SMid-Cap Total Return Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$228,282,144	$31,759,921
Repurchase agreements (at cost and value)	14,727,854	948,452
Foreign currency[2]	–	1,789
Receivable for investments sold	1,316,615	97,917
Receivable for capital shares sold	20,160	702
Receivable for dividends and interest	1,228	46,518
Receivable for securities lending income	37,307	–
Prepaid expenses and other assets	101,754	1,563
Total Assets	244,487,062	32,856,862
LIABILITIES:
Payable for collateral on loaned securities	5,618,877	–
Payable for investments purchased	132,025	–
Payable for capital shares redeemed	105,294	1,585
Payable for investment advisory fees	158,686	20,593
Payable for trustees’ fees	8,291	2,286
Accrued expenses	108,750	57,069
Total Liabilities	6,131,923	81,533
Net Assets	$238,355,139	$32,775,329
ANALYSIS OF NET ASSETS:
Paid-in capital	$127,975,822	$22,967,793
Total distributable earnings (loss)	110,379,317	9,807,536
Net Assets	$238,355,139	$32,775,329
Investment Class	$86,272,883	$18,227,219
Service Class	132,130,912	14,548,110
Institutional Class	19,951,344
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	8,441,131	7,211,106
Service Class	13,483,157	5,756,507
Institutional Class	1,919,909
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$10.22	$2.53
Service Class[3]	9.80	2.53
Institutional Class[3]	10.39
Investments at identified cost - Non-Affiliated Companies	$150,175,650	$25,068,570
Market value of loaned securities[4]	17,358,300	–

1 See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2 As of June 30, 2026, the cost of foreign currency was $1,786 for Royce SMid-Cap Total Return Fund.

3 Offering and redemption price per share.

4 Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	23

Statements of Operations	Six Months Ended June 30, 2026 (unaudited)

	Royce International Premier Fund	Royce Micro-Cap Fund	Royce Premier Fund	Royce Small-Cap Fund
INVESTMENT INCOME:
INCOME:
Dividends	$832,876	$1,027,852	$5,723,154	$11,982,873
Foreign withholding tax	(92,259)	(20,185)	(121,225)	(278,489)
Interest	43,358	143,139	757,815	1,336,575
Securities lending	–	8,836	–	21,048
Total income	783,975	1,159,642	6,359,744	13,062,007
EXPENSES:
Investment advisory fees	385,854	1,758,390	5,298,051	7,306,193
Distribution fees	20,141	238,994	85,253	933,175
Shareholder servicing	71,508	200,741	437,763	663,315
Administrative and office facilities	42,004	100,105	333,184	546,971
Custody	27,851	28,585	44,584	90,925
Registration	22,457	24,469	36,593	38,590
Audit	20,737	21,345	25,043	29,449
Shareholder reports	13,221	19,619	56,814	74,432
Trustees’ fees	8,003	24,781	84,693	144,611
Legal	2,913	7,683	27,181	45,490
Other expenses	8,904	14,026	51,344	80,173
Total expenses	623,593	2,438,738	6,480,503	9,953,324
Compensating balance credits	(4,121)	(5,312)	(14,978)	(24,741)
Fees waived by investment advisor and distributor	(95,105)	(3,924)	–	(6,380)
Expenses reimbursed by investment adviser	(59,045)	(29,699)	(29,100)	–
Net expenses	465,322	2,399,803	6,436,425	9,922,203
Net investment income (loss)	318,653	(1,240,161)	(76,681)	3,139,804
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	4,164,175	46,554,756	139,213,072	153,236,658
Foreign currency transactions	(20,940)	(3,584)	(3,772)	(20,461)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(4,339,377)	89,066,443	85,994,151	257,601,823
Other assets and liabilities denominated in foreign currency	(180,104)	90	–	(114)
Net realized and unrealized gain (loss) on investments and foreign currency	(376,246)	135,617,705	225,203,451	410,817,906
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$(57,593)	$134,377,544	$225,126,770	$413,957,710

See Notes to Financial Statements	24

Statements of Operations	Six Months Ended June 30, 2026 (unaudited)

	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund
INVESTMENT INCOME:
INCOME:
Dividends
Non-Affiliated Companies	$4,455,209	$5,373,040	$9,190,519	$1,098,002
Affiliated Companies	–	–	387,815	–
Foreign withholding tax	(31,641)	–	(60,062)	–
Interest	790,860	1,415,239	702,511	22,022
Securities lending	80,587	–	2,329	1,292
Total income	5,295,015	6,788,279	10,223,112	1,121,316
EXPENSES:
Investment advisory fees	6,079,810	2,241,572	4,481,450	519,800
Distribution fees	252,707	90,552	461,779	87,473
Shareholder servicing	543,882	251,903	421,487	75,025
Administrative and office facilities	339,636	154,969	290,687	39,125
Custody	81,139	21,969	46,941	13,304
Registration	40,361	31,479	36,476	17,118
Audit	27,604	21,508	27,271	16,749
Shareholder reports	47,075	25,743	58,367	7,131
Trustees’ fees	88,647	36,945	73,254	7,922
Legal	27,846	12,155	23,008	2,512
Other expenses	50,000	25,217	45,780	5,261
Total expenses	7,578,707	2,914,012	5,966,500	791,420
Compensating balance credits	(12,982)	(5,638)	(9,503)	(1,189)
Fees waived by investment advisor and distributor	(1,513)	–	(417,749)	–
Expenses reimbursed by investment adviser	(21,157)	(51,503)	(30,215)	(58,206)
Net expenses	7,543,055	2,856,871	5,509,033	732,025
Net investment income (loss)	(2,248,040)	3,931,408	4,714,079	389,291
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments in Non-Affiliated Companies	180,849,876	64,914,104	51,238,566	11,518,996
Investments in Affiliated Companies	–	6,622,129	–	–
Foreign currency transactions	(4,069)	–	(15,518)	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments in Non-Affiliated Companies	181,103,074	17,540,327	73,049,435	7,554,145
Investments in Affiliated Companies	–	(4,224,240)	(12,699,037)	–
Other assets and liabilities denominated in foreign currency	(160)	–	(170)	–
Net realized and unrealized gain (loss) on investments and foreign currency	361,948,721	84,852,320	111,573,276	19,073,141
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$359,700,681	$88,783,728	$116,287,355	$19,462,432

See Notes to Financial Statements	25

Statements of Operations	Six Months Ended June 30, 2026 (unaudited)

	Royce Smaller-Companies Growth Fund	Royce SMid-Cap Total Return Fund
INVESTMENT INCOME:
INCOME:
Dividends	$243,170	$228,852
Foreign withholding tax	(2,310)	(1,677)
Interest	179,585	40,280
Securities lending	99,497	–
Total income	519,942	267,455
EXPENSES:
Investment advisory fees	987,910	135,021
Distribution fees	143,571	17,995
Shareholder servicing	129,817	29,273
Administrative and office facilities	66,580	23,774
Custody	15,633	10,195
Registration	25,175	16,698
Audit	17,716	18,346
Shareholder reports	12,240	5,481
Trustees’ fees	15,097	3,283
Legal	4,845	1,186
Other expenses	9,331	3,360
Total expenses	1,427,915	264,612
Compensating balance credits	(2,476)	(634)
Fees waived by investment advisor and distributor	(115,007)	(22,235)
Expenses reimbursed by investment adviser	(63,276)	(50,507)
Net expenses	1,247,156	191,236
Net investment income (loss)	(727,214)	76,219
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	29,610,646	2,460,734
Foreign currency transactions	(1,204)	(810)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	19,815,592	1,941,570
Other assets and liabilities denominated in foreign currency	–	(987)
Net realized and unrealized gain (loss) on investments and foreign currency	49,425,034	4,400,507
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$48,697,820	$4,476,726

See Notes to Financial Statements	26

Statements of Changes in Net Assets

	Royce International Premier Fund		Royce Micro-Cap Fund		Royce Premier Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INVESTMENT OPERATIONS:
Net investment income (loss)	$318,653	$853,901	$(1,240,161)	$(1,435,259)	$(76,681)	$(588,210)
Net realized gain (loss) on investments and
foreign currency	4,143,235	7,792,994	46,551,172	42,141,186	139,209,300	81,476,748
Net change in unrealized appreciation (depreciation)
on investments and foreign currency	(4,519,481)	6,202,241	89,066,533	(5,509,889)	85,994,151	(30,295,678)
Net increase (decrease) in net assets from
investment operations	(57,593)	14,849,136	134,377,544	35,196,038	225,126,770	50,592,860
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(643,864)	–	(22,132,949)	–	(87,535,832)
Service Class	–	(143,747)	–	(17,114,255)	–	(3,047,084)
Consultant Class			–	(1,306,062)	–	(972,119)
Institutional Class	–	(308,587)			–	(17,959,449)
Total distributions	–	(1,096,198)	–	(40,553,266)	–	(109,514,484)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(12,284,482)	(36,045,866)	(1,944,822)	4,612,196	(49,952,207)	(144,036,078)
Service Class	(2,127,402)	(4,457,186)	(8,321,694)	(333,304)	(430,959)	(1,751,838)
Consultant Class			(887,087)	(338,816)	(681,578)	(1,835,163)
Institutional Class	(3,939,284)	(65,044,778)			(8,476,221)	(95,548,164)
Net increase (decrease) in net assets from capital
share transactions	(18,351,168)	(105,547,830)	(11,153,603)	3,940,076	(59,540,965)	(243,171,243)
Net Increase (Decrease) In Net Assets	(18,408,761)	(91,794,892)	123,223,941	(1,417,152)	165,585,805	(302,092,867)
NET ASSETS:
Beginning of period	87,068,606	178,863,498	304,839,283	306,256,435	982,128,990	1,284,221,857
End of period	$68,659,845	$87,068,606	$428,063,224	$304,839,283	$1,147,714,795	$982,128,990

See Notes to Financial Statements	27

Statements of Changes in Net Assets

	Royce Small-Cap Fund		Royce Small-Cap Opportunity Fund		Royce Small-Cap Special Equity Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INVESTMENT OPERATIONS:
Net investment income (loss)	$3,139,804	$5,206,217	$(2,248,040)	$(2,480,132)	$3,931,408	$9,894,470
Net realized gain (loss) on investments and
foreign currency	153,216,197	128,847,750	180,845,807	86,127,166	71,536,233	41,460,299
Net change in unrealized appreciation (depreciation)
on investments and foreign currency	257,601,709	8,441,317	181,102,914	30,745,826	13,316,087	(42,950,411)
Net increase (decrease) in net assets from
investment operations	413,957,710	142,495,284	359,700,681	114,392,860	88,783,728	8,404,358
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(84,481,391)	–	(65,445,423)	–	(40,692,697)
Service Class	–	(3,615,803)	–	(4,461,847)	–	(2,026,585)
Consultant Class	–	(9,507,306)	–	(1,113,075)	–	(1,113,965)
Institutional Class	–	(14,476,893)	–	(22,312,573)	–	(6,246,620)
R Class			–	(3,365,665)
Total distributions	–	(112,081,393)	–	(96,698,583)	–	(50,079,867)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(32,205,402)	(102,052,709)	(20,704,286)	(90,015,184)	(41,099,033)	(94,079,011)
Service Class	(3,051,413)	(8,731,991)	(2,192,787)	(2,795,473)	(1,280,804)	(7,382,298)
Consultant Class	(10,516,529)	(21,154,525)	(732,052)	(64,228)	1,672,034	(1,013,425)
Institutional Class	(1,977,808)	3,310,680	(2,996,865)	(17,637,896)	(1,108,519)	(39,204,270)
R Class			1,093,439	(3,485,347)
Net increase (decrease) in net assets from capital
share transactions	(47,751,152)	(128,628,545)	(25,532,551)	(113,998,128)	(41,816,322)	(141,679,004)
Net Increase (Decrease) In Net Assets	366,206,558	(98,214,654)	334,168,130	(96,303,851)	46,967,406	(183,354,513)
NET ASSETS:
Beginning of period	1,771,570,370	1,869,785,024	1,075,988,998	1,172,292,849	431,802,205	615,156,718
End of period	$2,137,776,928	$1,771,570,370	$1,410,157,128	$1,075,988,998	$478,769,611	$431,802,205

See Notes to Financial Statements	28

Statements of Changes in Net Assets

	Royce Small-Cap Total Return Fund		Royce Small-Cap Value Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INVESTMENT OPERATIONS:
Net investment income (loss)	$4,714,079	$7,035,313	$389,291	$748,797
Net realized gain (loss) on investments and foreign currency	51,223,048	78,381,271	11,518,996	7,627,817
Net change in unrealized appreciation (depreciation) on investments and foreign currency	60,350,228	(64,387,099)	7,554,145	(2,757,975)
Net increase (decrease) in net assets from investment operations	116,287,355	21,029,485	19,462,432	5,618,639
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(3,003,553)	(65,544,095)	–	(3,084,616)
Service Class	(186,468)	(5,151,839)	–	(6,225,620)
Consultant Class	–	(7,606,576)
Institutional Class	(1,350,361)	(24,939,632)
R Class	(52,891)	(2,211,665)
Total distributions	(4,593,273)	(105,453,807)	–	(9,310,236)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(54,577,910)	(14,601,328)	(853,068)	(2,111,488)
Service Class	(2,712,780)	(5,509,069)	(4,574,230)	(5,463,183)
Consultant Class	(5,573,437)	(3,980,345)
Institutional Class	(10,822,255)	21,639,407
R Class	(1,841,127)	582,555
Net increase (decrease) in net assets from capital share transactions	(75,527,509)	(1,868,780)	(5,427,298)	(7,574,671)
Net Increase (Decrease) In Net Assets	36,166,573	(86,293,102)	14,035,134	(11,266,268)
NET ASSETS:
Beginning of period	911,367,159	997,660,261	97,785,467	109,051,735
End of period	$947,533,732	$911,367,159	$111,820,601	$97,785,467

See Notes to Financial Statements	29

Statements of Changes in Net Assets

	Royce Smaller-Companies Growth Fund		Royce SMid-Cap Total Return Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INVESTMENT OPERATIONS:
Net investment income (loss)	$(727,214)	$(1,386,154)	$76,219	$391,262
Net realized gain (loss) on investments and foreign currency	29,609,442	25,886,883	2,459,924	13,409,527
Net change in unrealized appreciation (depreciation) on investments and
foreign currency	19,815,592	9,611,145	1,940,583	(10,527,199)
Net increase (decrease) in net assets from investment operations	48,697,820	34,111,874	4,476,726	3,273,590
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(11,465,986)	(47,092)	(14,007,422)
Service Class	–	(16,690,474)	(23,975)	(11,122,454)
Institutional Class	–	(1,062,724)
Total distributions	–	(29,219,184)	(71,067)	(25,129,876)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(5,448,876)	7,098,394	(1,086,886)	(21,415,406)
Service Class	(8,990,751)	(6,687,901)	(1,792,269)	4,184,519
Institutional Class	9,720,000	1,532,655
Net increase (decrease) in net assets from capital share transactions	(4,719,627)	1,943,148	(2,879,155)	(17,230,887)
Net Increase (Decrease) In Net Assets	43,978,193	6,835,838	1,526,504	(39,087,173)
NET ASSETS:
Beginning of period	194,376,946	187,541,108	31,248,825	70,335,998
End of period	$238,355,139	$194,376,946	$32,775,329	$31,248,825

See Notes to Financial Statements	30

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and			Distributions						Ratio of Expenses to Average Net Assets						Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits		Prior to Fee Waivers and Expense Reimbursements		Net of Fee Waivers and Expense Reimbursements		Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Royce International Premier Fund—Investment Class
2026 †	$12.54	$0.05	$(0.06)	$(0.01)	$–	$–	$–	$12.53	(0.08	)% [1]	$36,422	1.51	% [2]	1.51	% [2]	1.19	% [2]	0.83	% [2]	15%
2025	11.58	0.07	1.05	1.12	(0.16)	–	(0.16)	12.54	9.69		48,688	1.41		1.40		1.19		0.56		22
2024	13.12	0.22	(1.14)	(0.92)	(0.62)	–	(0.62)	11.58	(7.17)		79,658	1.32		1.31		1.19		1.74		31
2023	12.54	0.13	0.84	0.97	(0.39)	–	(0.39)	13.12	7.81		252,621	1.29		1.29		1.19		1.02		36
2022	17.81	0.13	(4.94)	(4.81)	(0.13)	(0.33)	(0.46)	12.54	(26.96)		248,170	1.26		1.26		1.17		0.95		31
2021	17.64	0.06	0.99	1.05	(0.07)	(0.81)	(0.88)	17.81	6.06		480,550	1.23		1.23		1.16		0.33		32
Royce International Premier Fund—Service Class
2026 †	$15.31	$0.05	$(0.08)	$(0.03)	$–	$–	$–	$15.28	(0.20	)% [1]	$15,096	1.84	% [2]	1.84	% [2]	1.44	% [2]	0.63	% [2]	15%
2025	14.11	0.05	1.27	1.32	(0.12)	–	(0.12)	15.31	9.37		17,232	1.73		1.73		1.44		0.36		22
2024	15.83	0.21	(1.35)	(1.14)	(0.58)	–	(0.58)	14.11	(7.36)		20,100	1.64		1.64		1.44		1.37		31
2023	15.04	0.12	1.01	1.13	(0.34)	–	(0.34)	15.83	7.62		33,645	1.62		1.61		1.44		0.79		36
2022	21.33	0.11	(5.92)	(5.81)	(0.08)	(0.40)	(0.48)	15.04	(27.21)		33,163	1.59		1.59		1.44		0.63		31
2021	21.10	0.01	1.18	1.19	–	(0.96)	(0.96)	21.33	5.78		59,258	1.54		1.54		1.44		0.05		32
Royce International Premier Fund—Institutional Class
2026 †	$12.53	$0.06	$(0.06)	$0.00	$–	$–	$–	$12.53	0.00	% [1]	$17,141	1.66	% [2]	1.62	% [2]	1.04	% [2]	0.98	% [2]	15%
2025	11.57	0.10	1.04	1.14	(0.18)	–	(0.18)	12.53	9.88		21,149	1.40		1.38		1.04		0.81		22
2024	13.12	0.24	(1.13)	(0.89)	(0.66)	–	(0.66)	11.57	(7.03)		79,106	1.24		1.23		1.04		1.85		31
2023	12.53	0.16	0.84	1.00	(0.41)	–	(0.41)	13.12	8.05		214,238	1.21		1.19		1.04		1.24		36
2022	17.82	0.14	(4.95)	(4.81)	(0.15)	(0.33)	(0.48)	12.53	(26.92)		453,793	1.20		1.19		1.04		1.03		31
2021	17.64	0.08	0.99	1.07	(0.09)	(0.80)	(0.89)	17.82	6.23		704,714	1.16		1.16		1.04		0.44		32
Royce Micro-Cap Fund—Investment Class
2026 †	$11.05	$(0.04)	$5.06	$5.02	$–	$–	$–	$16.07	45.43	% [1]	$238,972	1.22	% [2]	1.22	% [2]	1.22	% [2]	(0.56	)% [2]	20%
2025	11.16	(0.04)	1.58	1.54	–	(1.65)	(1.65)	11.05	13.33		166,693	1.27		1.26		1.24		(0.36)		38
2024	11.00	(0.05)	1.57	1.52	–	(1.36)	(1.36)	11.16	13.37		165,092	1.24		1.23		1.23		(0.47)		18
2023	9.88	(0.04)	1.93	1.89	–	(0.77)	(0.77)	11.00	19.31		166,477	1.25		1.25		1.24		(0.42)		19
2022	13.41	(0.05)	(2.98)	(3.03)	–	(0.50)	(0.50)	9.88	(22.55)		149,934	1.25		1.24		1.24		(0.50)		13
2021	12.74	(0.07)	3.84	3.77	–	(3.10)	(3.10)	13.41	31.02		209,032	1.20		1.20		1.20		(0.43)		26
Royce Micro-Cap Fund—Service Class
2026 †	$10.64	$(0.05)	$4.87	$4.82	$–	$–	$–	$15.46	45.30	% [1]	$176,049	1.52	% [2]	1.52	% [2]	1.49	% [2]	(0.83	)% [2]	20%
2025	10.77	(0.07)	1.53	1.46	–	(1.59)	(1.59)	10.64	13.08		128,388	1.57		1.57		1.49		(0.61)		38
2024	10.65	(0.08)	1.52	1.44	–	(1.32)	(1.32)	10.77	13.01		130,813	1.54		1.54		1.49		(0.73)		18
2023	9.59	(0.07)	1.87	1.80	–	(0.74)	(0.74)	10.65	19.03		134,780	1.55		1.55		1.49		(0.67)		19
2022	13.05	(0.08)	(2.89)	(2.97)	–	(0.49)	(0.49)	9.59	(22.76)		132,133	1.54		1.54		1.49		(0.75)		13
2021	12.45	(0.11)	3.74	3.63	–	(3.03)	(3.03)	13.05	30.64		197,089	1.51		1.51		1.49		(0.73)		26

See Notes to Financial Statements	31

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and			Distributions					Ratio of Expenses to Average Net Assets			Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Micro-Cap Fund—Consultant Class
2026†	$7.90	$(0.07)	$3.60	$3.53	$–	$–	$–	$11.43	44.68%[1]	$13,042	2.42%[2]	2.42%[2]	2.24%[2]	(1.58)%[2]	20%
2025	8.06	(0.11)	1.13	1.02	–	(1.18)	(1.18)	7.90	12.18	9,758	2.50	2.49	2.24	(1.36)	38
2024	8.03	(0.12)	1.13	1.01	–	(0.98)	(0.98)	8.06	12.17	10,351	2.43	2.43	2.24	(1.48)	18
2023	7.29	(0.11)	1.41	1.30	–	(0.56)	(0.56)	8.03	18.03	10,758	2.42	2.42	2.30	(1.48)	19
2022	10.00	(0.13)	(2.21)	(2.34)	–	(0.37)	(0.37)	7.29	(23.37)	10,361	2.37	2.37	2.37	(1.63)	13
2021	9.62	(0.18)	2.89	2.71	–	(2.33)	(2.33)	10.00	29.56	15,777	2.30	2.30	2.30	(1.53)	26
Royce Premier Fund—Investment Class
2026†	$10.30	$(0.00)	$2.42	$2.42	$–	$–	$–	$12.72	23.50%[1]	$908,548	1.21%[2]	1.21%[2]	1.21%[2]	(0.01)%[2]	13%
2025	10.89	(0.01)	0.66	0.65	–	(1.24)	(1.24)	10.30	5.63	779,963	1.22	1.22	1.22	(0.05)	20
2024	11.52	(0.00)	0.41	0.41	(0.00)	(1.04)	(1.04)	10.89	2.97	965,428	1.19	1.19	1.19	(0.04)	12
2023	10.06	0.01	2.24	2.25	(0.00)	(0.79)	(0.79)	11.52	22.53	1,140,122	1.19	1.19	1.19	0.10	15
2022	12.97	(0.00)	(2.00)	(2.00)	–	(0.91)	(0.91)	10.06	(15.46)	1,001,894	1.18	1.18	1.18	(0.02)	23
2021	13.59	(0.03)	2.16	2.13	(0.01)	(2.74)	(2.75)	12.97	16.36	1,401,347	1.17	1.17	1.17	(0.19)	20
Royce Premier Fund—Service Class
2026†	$9.88	$(0.02)	$2.33	$2.31	$–	$–	$–	$12.19	23.38%[1]	$33,811	1.62%[2]	1.62%[2]	1.49%[2]	(0.29)%[2]	13%
2025	10.48	(0.03)	0.62	0.59	–	(1.19)	(1.19)	9.88	5.30	27,841	1.65	1.64	1.49	(0.32)	20
2024	11.11	(0.04)	0.40	0.36	–	(0.99)	(0.99)	10.48	2.71	31,253	1.59	1.59	1.49	(0.34)	12
2023	9.72	(0.02)	2.17	2.15	–	(0.76)	(0.76)	11.11	22.24	34,923	1.63	1.62	1.49	(0.19)	15
2022	12.58	(0.04)	(1.95)	(1.99)	–	(0.87)	(0.87)	9.72	(15.79)	24,968	1.59	1.59	1.49	(0.33)	23
2021	13.22	(0.07)	2.09	2.02	–	(2.66)	(2.66)	12.58	15.98	36,488	1.56	1.56	1.49	(0.50)	20
Royce Premier Fund—Consultant Class
2026†	$7.62	$(0.04)	$1.78	$1.74	$–	$–	$–	$9.36	22.83%[1]	$10,091	2.45%[2]	2.45%[2]	2.24%[2]	(1.04)%[2]	13%
2025	8.14	(0.09)	0.49	0.40	–	(0.92)	(0.92)	7.62	4.53	8,828	2.46	2.46	2.24	(1.07)	20
2024	8.69	(0.10)	0.32	0.22	–	(0.77)	(0.77)	8.14	1.94	11,240	2.38	2.37	2.24	(1.09)	12
2023	7.67	(0.08)	1.69	1.61	–	(0.59)	(0.59)	8.69	21.16	11,782	2.36	2.36	2.28	(0.99)	15
2022	10.00	(0.10)	(1.53)	(1.63)	–	(0.70)	(0.70)	7.67	(16.36)	11,265	2.33	2.33	2.33	(1.17)	23
2021	10.60	(0.15)	1.67	1.52	–	(2.12)	(2.12)	10.00	15.01	16,016	2.29	2.29	2.29	(1.30)	20
Royce Premier Fund—Institutional Class
2026†	$10.48	$0.00	$2.47	$2.47	$–	$–	$–	$12.95	23.57%[1]	$195,266	1.14%[2]	1.14%[2]	1.14%[2]	0.06%[2]	13%
2025	11.08	0.00	0.66	0.66	–	(1.26)	(1.26)	10.48	5.59	165,497	1.15	1.15	1.15	0.01	20
2024	11.71	0.00	0.43	0.43	(0.01)	(1.05)	(1.06)	11.08	3.09	276,301	1.12	1.12	1.12	0.03	12
2023	10.22	0.02	2.28	2.30	(0.01)	(0.80)	(0.81)	11.71	22.64	256,228	1.12	1.12	1.12	0.17	15
2022	13.16	0.01	(2.03)	(2.02)	–	(0.92)	(0.92)	10.22	(15.37)	206,916	1.11	1.11	1.11	0.05	23
2021	13.80	(0.02)	2.19	2.17	(0.02)	(2.79)	(2.81)	13.16	16.39	273,853	1.09	1.09	1.09	(0.11)	20

See Notes to Financial Statements	32

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and			Distributions					Ratio of Expenses to Average Net Assets			Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Small-Cap Fund—Investment Class
2026†	$9.24	$0.02	$2.18	$2.20	$–	$–	$–	$11.44	23.81%[1]	$1,604,649	0.94%[2]	0.94%[2]	0.94%[2]	0.42%[2]	26%
2025	9.03	0.04	0.79	0.83	(0.05)	(0.57)	(0.62)	9.24	8.95	1,325,621	0.96	0.95	0.95	0.40	43
2024	9.18	0.03	0.66	0.69	(0.05)	(0.79)	(0.84)	9.03	7.07	1,404,771	0.94	0.93	0.93	0.29	37
2023	7.61	0.02	2.00	2.02	(0.04)	(0.41)	(0.45)	9.18	26.66	1,401,591	0.94	0.94	0.94	0.25	40
2022	9.65	0.03	(1.68)	(1.65)	(0.00)	(0.39)	(0.39)	7.61	(17.06)	1,191,941	0.94	0.94	0.94	0.31	45
2021	10.24	0.02	2.11	2.13	(0.01)	(2.71)	(2.72)	9.65	22.05	1,605,587	0.91	0.91	0.91	0.15	60
Royce Small-Cap Fund—Service Class
2026†	$9.19	$0.00	$2.16	$2.16	$–	$–	$–	$11.35	23.50%[1]	$70,081	1.30%[2]	1.29%[2]	1.27%[2]	0.09%[2]	26%
2025	8.98	0.01	0.78	0.79	(0.02)	(0.56)	(0.58)	9.19	8.62	59,537	1.32	1.31	1.29	0.06	43
2024	9.12	(0.00)	0.67	0.67	(0.02)	(0.79)	(0.81)	8.98	6.83	67,101	1.29	1.29	1.27	(0.05)	37
2023	7.56	(0.01)	1.99	1.98	(0.01)	(0.41)	(0.42)	9.12	26.31	73,661	1.31	1.31	1.25	(0.06)	40
2022	9.62	(0.00)	(1.67)	(1.67)	–	(0.39)	(0.39)	7.56	(17.41)	58,043	1.30	1.30	1.25	(0.01)	45
2021	10.23	(0.02)	2.11	2.09	–	(2.70)	(2.70)	9.62	21.64	84,060	1.27	1.27	1.27	(0.22)	60
Royce Small-Cap Fund—Consultant Class
2026†	$7.04	$(0.02)	$1.64	$1.62	$–	$–	$–	$8.66	23.01%[1]	$185,859	1.96%[2]	1.96%[2]	1.96%[2]	(0.60)%[2]	26%
2025	6.91	(0.04)	0.60	0.56	–	(0.43)	(0.43)	7.04	7.94	160,449	1.98	1.98	1.98	(0.62)	43
2024	7.05	(0.05)	0.51	0.46	–	(0.60)	(0.60)	6.91	6.09	179,498	1.95	1.95	1.95	(0.73)	37
2023	5.88	(0.05)	1.54	1.49	–	(0.32)	(0.32)	7.05	25.39	193,390	1.95	1.94	1.94	(0.76)	40
2022	7.53	(0.04)	(1.31)	(1.35)	–	(0.30)	(0.30)	5.88	(17.94)	175,956	1.94	1.94	1.94	(0.70)	45
2021	8.07	(0.08)	1.66	1.58	–	(2.12)	(2.12)	7.53	20.78	249,816	1.92	1.92	1.92	(0.86)	60
Royce Small-Cap Fund—Institutional Class
2026†	$9.28	$0.02	$2.18	$2.20	$–	$–	$–	$11.48	23.71%[1]	$277,188	0.89%[2]	0.89%[2]	0.89%[2]	0.47%[2]	26%
2025	9.07	0.04	0.80	0.84	(0.05)	(0.58)	(0.63)	9.28	9.00	225,963	0.91	0.91	0.91	0.45	43
2024	9.21	0.03	0.68	0.71	(0.06)	(0.79)	(0.85)	9.07	7.23	218,416	0.89	0.89	0.89	0.33	37
2023	7.63	0.02	2.02	2.04	(0.04)	(0.42)	(0.46)	9.21	26.77	198,338	0.91	0.91	0.91	0.29	40
2022	9.68	0.03	(1.68)	(1.65)	(0.01)	(0.39)	(0.40)	7.63	(17.07)	133,606	0.90	0.90	0.90	0.33	45
2021	10.27	0.03	2.12	2.15	(0.01)	(2.73)	(2.74)	9.68	22.10	199,842	0.86	0.86	0.86	0.21	60
Royce Small-Cap Opportunity Fund—Investment Class
2026†	$15.86	$(0.03)	$5.41	$5.38	$–	$–	$–	$21.24	33.92%[1]	$949,566	1.22%[2]	1.21%[2]	1.21%[2]	(0.34)%[2]	33%
2025	15.49	(0.03)	1.93	1.90	–	(1.53)	(1.53)	15.86	11.86	727,497	1.25	1.24	1.24	(0.21)	51
2024	15.11	(0.04)	1.65	1.61	–	(1.23)	(1.23)	15.49	10.30	806,369	1.23	1.22	1.22	(0.24)	35
2023	13.22	(0.00)	2.57	2.57	–	(0.68)	(0.68)	15.11	19.58	890,662	1.23	1.23	1.23	(0.02)	35
2022	16.76	0.00	(2.86)	(2.86)	–	(0.68)	(0.68)	13.22	(17.08)	911,802	1.23	1.23	1.23	0.03	35
2021	15.84	(0.06)	4.75	4.69	–	(3.77)	(3.77)	16.76	30.85	1,332,050	1.21	1.21	1.21	(0.30)	69

See Notes to Financial Statements	33

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and			Distributions					Ratio of Expenses to Average Net Assets			Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Small-Cap Opportunity Fund—Service Class
2026†	$14.37	$(0.05)	$4.90	$4.85	$–	$–	$–	$19.22	33.75%[1]	$64,729	1.54%[2]	1.54%[2]	1.49%[2]	(0.62)%[2]	33%
2025	14.07	(0.06)	1.74	1.68	–	(1.38)	(1.38)	14.37	11.58	50,119	1.60	1.60	1.49	(0.46)	51
2024	13.76	(0.07)	1.49	1.42	–	(1.11)	(1.11)	14.07	9.99	52,271	1.54	1.54	1.49	(0.52)	35
2023	12.07	(0.04)	2.35	2.31	–	(0.62)	(0.62)	13.76	19.26	75,831	1.54	1.54	1.49	(0.27)	35
2022	15.34	(0.03)	(2.62)	(2.65)	–	(0.62)	(0.62)	12.07	(17.28)	68,292	1.54	1.54	1.49	(0.23)	35
2021	14.66	(0.11)	4.39	4.28	–	(3.60)	(3.60)	15.34	30.43	109,440	1.50	1.50	1.49	(0.61)	69
Royce Small-Cap Opportunity Fund—Consultant Class
2026†	$12.02	$(0.09)	$4.09	$4.00	$–	$–	$–	$16.02	33.28%[1]	$15,777	2.35%[2]	2.35%[2]	2.24%[2]	(1.37)%[2]	33%
2025	11.85	(0.14)	1.46	1.32	–	(1.15)	(1.15)	12.02	10.79	12,481	2.38	2.38	2.24	(1.21)	51
2024	11.69	(0.15)	1.25	1.10	–	(0.94)	(0.94)	11.85	9.06	12,479	2.34	2.34	2.24	(1.26)	35
2023	10.33	(0.12)	2.01	1.89	–	(0.53)	(0.53)	11.69	18.39	12,898	2.34	2.34	2.27	(1.06)	35
2022	13.24	(0.12)	(2.26)	(2.38)	–	(0.53)	(0.53)	10.33	(17.98)	11,396	2.35	2.35	2.35	(1.07)	35
2021	12.61	(0.21)	3.78	3.57	–	(2.94)	(2.94)	13.24	29.46	14,871	2.26	2.26	2.26	(1.35)	69
Royce Small-Cap Opportunity Fund—Institutional Class
2026†	$16.32	$(0.02)	$5.58	$5.56	$–	$–	$–	$21.88	34.07%[1]	$328,205	1.12%[2]	1.12%[2]	1.12%[2]	(0.25)%[2]	33%
2025	15.93	(0.02)	1.98	1.96	–	(1.57)	(1.57)	16.32	11.92	248,070	1.14	1.14	1.14	(0.11)	51
2024	15.52	(0.02)	1.69	1.67	–	(1.26)	(1.26)	15.93	10.43	260,433	1.12	1.12	1.12	(0.13)	35
2023	13.59	0.01	2.65	2.66	(0.02)	(0.71)	(0.73)	15.52	19.65	262,010	1.12	1.12	1.12	0.10	35
2022	17.21	0.02	(2.94)	(2.92)	–	(0.70)	(0.70)	13.59	(16.94)	214,424	1.12	1.12	1.12	0.15	35
2021	16.22	(0.03)	4.84	4.81	–	(3.82)	(3.82)	17.21	30.89	291,961	1.08	1.08	1.08	(0.18)	69
Royce Small-Cap Opportunity Fund—R Class
2026†	$13.66	$(0.08)	$4.66	$4.58	$–	$–	$–	$18.24	33.53%[1]	$51,880	1.83%[2]	1.83%[2]	1.83%[2]	(0.96)%[2]	33%
2025	13.42	(0.11)	1.67	1.56	–	(1.32)	(1.32)	13.66	11.21	37,822	1.89	1.89	1.89	(0.86)	51
2024	13.18	(0.12)	1.43	1.31	–	(1.07)	(1.07)	13.42	9.54	40,741	1.85	1.85	1.85	(0.87)	35
2023	11.61	(0.08)	2.25	2.17	–	(0.60)	(0.60)	13.18	18.76	45,422	1.85	1.85	1.85	(0.63)	35
2022	14.80	(0.07)	(2.53)	(2.60)	–	(0.59)	(0.59)	11.61	(17.54)	38,971	1.85	1.85	1.85	(0.57)	35
2021	14.03	(0.16)	4.20	4.04	–	(3.27)	(3.27)	14.80	30.01	51,537	1.81	1.81	1.81	(0.90)	69
Royce Small-Cap Special Equity Fund—Investment Class
2026†	$14.03	$0.14	$2.91	$3.05	$–	$–	$–	$17.08	21.74%[1]	$384,619	1.26%[2]	1.25%[2]	1.24%[2]	1.79%[2]	23%
2025	15.20	0.29	0.27	0.56	(0.35)	(1.38)	(1.73)	14.03	3.34	353,767	1.26	1.25	1.24	1.98	12
2024	17.05	0.36 [3]	0.27	0.63	(0.40)	(2.08)	(2.48)	15.20	3.05	481,035	1.22	1.22	1.22	2.11 [3]	5
2023	15.92	0.24	1.80	2.04	(0.25)	(0.66)	(0.91)	17.05	12.83	605,345	1.22	1.22	1.22	1.45	14
2022	19.09	0.18	(1.39)	(1.21)	(0.19)	(1.77)	(1.96)	15.92	(6.33)	587,346	1.21	1.21	1.21	1.01	23
2021	18.22	0.17	3.86	4.03	(0.20)	(2.96)	(3.16)	19.09	22.50	755,338	1.20	1.20	1.20	0.82	42

See Notes to Financial Statements	34

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

				Net Realized and			Distributions					Ratio of Expenses to Average Net Assets			Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Small-Cap Special Equity Fund—Service Class
2026†	$14.05	$0.12		$2.90	$3.02	$–	$–	$–	$17.07	21.49%[1]	$21,453	1.65%[2]	1.65%[2]	1.49%[2]	1.54%[2]	23%
2025	15.20	0.25		0.28	0.53	(0.30)	(1.38)	(1.68)	14.05	3.13	18,856	1.64	1.64	1.49	1.72	12
2024	17.05	0.32	[3]	0.26	0.58	(0.36)	(2.07)	(2.43)	15.20	2.77	27,792	1.58	1.58	1.49	1.87 [3]	5
2023	15.92	0.19		1.79	1.98	(0.20)	(0.65)	(0.85)	17.05	12.50	32,297	1.58	1.57	1.49	1.16	14
2022	19.06	0.12		(1.37)	(1.25)	(0.13)	(1.76)	(1.89)	15.92	(6.56)	34,729	1.57	1.57	1.49	0.70	23
2021	18.19	0.12		3.85	3.97	(0.16)	(2.94)	(3.10)	19.06	22.19	57,738	1.54	1.54	1.46	0.57	42
Royce Small-Cap Special Equity Fund—Consultant Class
2026†	$12.69	$0.06		$2.62	$2.68	$–	$–	$–	$15.37	21.12%[1]	$15,281	2.40%[2]	2.39%[2]	2.24%[2]	0.83%[2]	23%
2025	13.78	0.13		0.23	0.36	(0.21)	(1.24)	(1.45)	12.69	2.29	11,039	2.46	2.45	2.24	0.99	12
2024	15.49	0.17	[3]	0.24	0.41	(0.25)	(1.87)	(2.12)	13.78	2.00	13,029	2.35	2.35	2.24	1.10 [3]	5
2023	14.49	0.05		1.63	1.68	(0.09)	(0.59)	(0.68)	15.49	11.64	15,317	2.36	2.35	2.31	0.35	14
2022	17.37	(0.04)		(1.25)	(1.29)	–	(1.59)	(1.59)	14.49	(7.43)	15,189	2.40	2.40	2.40	(0.23)	23
2021	16.60	(0.05)		3.50	3.45	(0.01)	(2.67)	(2.68)	17.37	21.16	25,068	2.31	2.31	2.31	(0.29)	42
Royce Small-Cap Special Equity Fund—Institutional Class
2026†	$13.83	$0.14		$2.87	$3.01	$–	$–	$–	$16.84	21.76%[1]	$57,417	1.19%[2]	1.19%[2]	1.19%[2]	1.84%[2]	23%
2025	15.05	0.29		0.28	0.57	(0.36)	(1.43)	(1.79)	13.83	3.41	48,140	1.18	1.18	1.18	2.03	12
2024	16.89	0.38	[3]	0.26	0.64	(0.42)	(2.06)	(2.48)	15.05	3.11	93,301	1.14	1.13	1.13	2.21 [3]	5
2023	15.77	0.25		1.79	2.04	(0.27)	(0.65)	(0.92)	16.89	12.95	130,917	1.14	1.14	1.14	1.55	14
2022	18.92	0.19		(1.37)	(1.18)	(0.21)	(1.76)	(1.97)	15.77	(6.27)	116,301	1.12	1.12	1.12	1.08	23
2021	18.06	0.19		3.82	4.01	(0.22)	(2.93)	(3.15)	18.92	22.63	238,810	1.11	1.11	1.11	0.92	42
Royce Small-Cap Total Return Fund—Investment Class
2026†	$6.90	$0.04		$0.90	$0.94	$(0.04)	$–	$(0.04)	$7.80	13.69%[1]	$572,634	1.24%[2]	1.24%[2]	1.14%[2]	1.14%[2]	31%
2025	7.58	0.06		0.14	0.20	(0.09)	(0.79)	(0.88)	6.90	2.43	559,338	1.24	1.23	1.14	0.85	59
2024	7.40	0.04		0.73	0.77	(0.23)	(0.36)	(0.59)	7.58	10.03	625,357	1.21	1.21	1.17	0.57	51
2023	6.56	0.06	[4]	1.50	1.56	(0.25)	(0.47)	(0.72)	7.40	24.07	642,546	1.22	1.22	1.22	0.86 [4]	65
2022	8.78	0.08		(1.25)	(1.17)	(0.11)	(0.94)	(1.05)	6.56	(13.25)	591,730	1.22	1.22	1.22	0.97	62
2021	9.34	0.12		2.21	2.33	(0.13)	(2.76)	(2.89)	8.78	25.78	1,016,331	1.20	1.20	1.20	1.09	64
Royce Small-Cap Total Return Fund—Service Class
2026†	$7.22	$0.03		$0.93	$0.96	$(0.03)	$–	$(0.03)	$8.15	13.34%[1]	$49,712	1.59%[2]	1.59%[2]	1.49%[2]	0.80%[2]	31%
2025	7.91	0.04		0.14	0.18	(0.05)	(0.82)	(0.87)	7.22	2.13	46,540	1.60	1.60	1.49	0.50	59
2024	7.70	0.02		0.75	0.77	(0.19)	(0.37)	(0.56)	7.91	9.69	56,507	1.54	1.54	1.47	0.26	51
2023	6.80	0.04	[4]	1.57	1.61	(0.23)	(0.48)	(0.71)	7.70	23.85	58,424	1.58	1.58	1.49	0.58 [4]	65
2022	9.08	0.06		(1.30)	(1.24)	(0.07)	(0.97)	(1.04)	6.80	(13.54)	58,571	1.57	1.57	1.49	0.74	62
2021	9.62	0.09		2.28	2.37	(0.07)	(2.84)	(2.91)	9.08	25.54	80,478	1.52	1.52	1.49	0.78	64

See Notes to Financial Statements	35

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and			Distributions					Ratio of Expenses to Average Net Assets			Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Small-Cap Total Return Fund—Consultant Class
2026†	$7.34	$0.00	$0.95	$0.95	$–	$–	$–	$8.29	12.94%[1]	$74,264	2.27%[2]	2.27%[2]	2.17%[2]	0.11%[2]	31%
2025	8.05	(0.01)	0.15	0.14	(0.01)	(0.84)	(0.85)	7.34	1.52	71,049	2.27	2.27	2.17	(0.19)	59
2024	7.83	(0.04)	0.75	0.71	(0.12)	(0.37)	(0.49)	8.05	8.79	81,872	2.24	2.24	2.20	(0.46)	51
2023	6.89	(0.01)[4]	1.58	1.57	(0.14)	(0.49)	(0.63)	7.83	22.91	85,488	2.25	2.24	2.24	(0.17)[4]	65
2022	9.18	0.00	(1.31)	(1.31)	–	(0.98)	(0.98)	6.89	(14.15)	84,448	2.23	2.23	2.23	0.01	62
2021	9.75	0.01	2.31	2.32	(0.01)	(2.88)	(2.89)	9.18	24.63	112,649	2.18	2.18	2.18	0.09	64
Royce Small-Cap Total Return Fund—Institutional Class
2026†	$6.74	$0.04	$0.89	$0.93	$(0.05)	$–	$(0.05)	$7.62	13.80%[1]	$229,379	1.14%[2]	1.14%[2]	1.02%[2]	1.26%[2]	31%
2025	7.41	0.07	0.13	0.20	(0.10)	(0.77)	(0.87)	6.74	2.54	213,606	1.14	1.14	1.02	0.96	59
2024	7.24	0.05	0.71	0.76	(0.24)	(0.35)	(0.59)	7.41	10.19	211,812	1.12	1.12	1.07	0.67	51
2023	6.43	0.07 [4]	1.46	1.53	(0.27)	(0.45)	(0.72)	7.24	24.12	212,581	1.13	1.13	1.13	0.95 [4]	65
2022	8.61	0.08	(1.22)	(1.14)	(0.12)	(0.92)	(1.04)	6.43	(13.13)	181,476	1.14	1.14	1.14	1.07	62
2021	9.17	0.13	2.17	2.30	(0.14)	(2.72)	(2.86)	8.61	25.91	279,510	1.10	1.10	1.10	1.19	64
Royce Small-Cap Total Return Fund—R Class
2026†	$7.37	$0.02	$0.95	$0.97	$(0.02)	$–	$(0.02)	$8.32	13.19%[1]	$21,546	1.93%[2]	1.93%[2]	1.83%[2]	0.45%[2]	31%
2025	8.08	0.01	0.15	0.16	(0.03)	(0.84)	(0.87)	7.37	1.80	20,834	1.94	1.94	1.85	0.15	59
2024	7.85	(0.01)	0.76	0.75	(0.14)	(0.38)	(0.52)	8.08	9.26	22,112	1.89	1.89	1.85	(0.11)	51
2023	6.92	0.01 [4]	1.59	1.60	(0.18)	(0.49)	(0.67)	7.85	23.28	22,322	1.91	1.91	1.91	0.17 [4]	65
2022	9.20	0.03	(1.32)	(1.29)	(0.01)	(0.98)	(0.99)	6.92	(13.87)	20,180	1.91	1.91	1.91	0.32	62
2021	9.76	0.05	2.31	2.36	(0.04)	(2.88)	(2.92)	9.20	25.01	27,040	1.85	1.85	1.85	0.42	64
Royce Small-Cap Value Fund—Investment Class
2026†	$9.79	$0.05	$1.95	$2.00	$–	$–	$–	$11.79	20.43%[1]	$37,364	1.36%[2]	1.35%[2]	1.24%[2]	0.91%[2]	25%
2025	10.06	0.09	0.66	0.75	(0.10)	(0.92)	(1.02)	9.79	7.03	31,821	1.39	1.38	1.24	0.93	51
2024	10.30	0.12	0.28	0.40	(0.13)	(0.51)	(0.64)	10.06	3.54	35,267	1.35	1.34	1.24	1.16	43
2023	8.85	0.11	2.21	2.32	(0.12)	(0.75)	(0.87)	10.30	26.39	37,440	1.36	1.35	1.24	1.15	48
2022	10.43	0.07	(1.09)	(1.02)	(0.05)	(0.51)	(0.56)	8.85	(9.87)	35,545	1.35	1.35	1.24	0.76	62
2021	8.61	0.02	2.41	2.43	(0.01)	(0.60)	(0.61)	10.43	28.48	44,621	1.31	1.31	1.24	0.20	53
Royce Small-Cap Value Fund—Service Class
2026†	$9.73	$0.04	$1.93	$1.97	$–	$–	$–	$11.70	20.25%[1]	$74,456	1.60%[2]	1.60%[2]	1.49%[2]	0.67%[2]	25%
2025	10.01	0.07	0.64	0.71	(0.08)	(0.91)	(0.99)	9.73	6.68	65,964	1.62	1.62	1.49	0.68	51
2024	10.24	0.10	0.27	0.37	(0.09)	(0.51)	(0.60)	10.01	3.35	73,785	1.60	1.60	1.49	0.93	43
2023	8.81	0.09	2.18	2.27	(0.10)	(0.74)	(0.84)	10.24	25.96	99,077	1.62	1.62	1.49	0.92	48
2022	10.38	0.05	(1.09)	(1.04)	(0.03)	(0.50)	(0.53)	8.81	(10.06)	68,455	1.59	1.59	1.49	0.52	62
2021	8.58	(0.01)	2.41	2.40	–	(0.60)	(0.60)	10.38	28.24	81,840	1.55	1.55	1.49	(0.06)	53

See Notes to Financial Statements	36

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

			Net Realized and			Distributions					Ratio of Expenses to Average Net Assets			Ratio of
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Smaller-Companies Growth Fund—Investment Class
2026†	$8.11	$(0.02)	$2.13	$2.11	$–	$–	$–	$10.22	26.02%[1]	$86,273	1.28%[2]	1.27%[2]	1.01%[2]	(0.49)%[2]	49%
2025	7.90	(0.04)	1.64	1.60	(0.17)	(1.22)	(1.39)	8.11	19.94	73,611	1.29	1.28	1.02	(0.48)	75
2024	6.66	(0.04)	1.53	1.49	(0.08)	(0.17)	(0.25)	7.90	22.15	64,900	1.26	1.26	1.24	(0.60)	73
2023	5.69	(0.04)	1.01	0.97	–	–	–	6.66	17.05	63,279	1.27	1.27	1.24	(0.68)	65
2022	8.74	(0.06)	(2.74)	(2.80)	–	(0.25)	(0.25)	5.69	(32.07)	61,107	1.26	1.26	1.24	(0.97)	66
2021	11.06	(0.11)	0.83	0.72	–	(3.04)	(3.04)	8.74	8.09	106,318	1.19	1.19	1.19	(0.91)	50
Royce Smaller-Companies Growth Fund—Service Class
2026†	$7.79	$(0.04)	$2.05	$2.01	$–	$–	$–	$9.80	25.80%[1]	$132,131	1.56%[2]	1.56%[2]	1.44%[2]	(0.91)%[2]	49%
2025	7.60	(0.07)	1.57	1.50	(0.13)	(1.18)	(1.31)	7.79	19.34	113,478	1.57	1.57	1.45	(0.91)	75
2024	6.41	(0.06)	1.47	1.41	(0.06)	(0.16)	(0.22)	7.60	21.84	116,998	1.55	1.55	1.49	(0.85)	73
2023	5.48	(0.06)	0.99	0.93	–	–	–	6.41	16.97	112,078	1.57	1.57	1.49	(0.93)	65
2022	8.45	(0.08)	(2.65)	(2.73)	–	(0.24)	(0.24)	5.48	(32.37)	105,585	1.55	1.55	1.49	(1.22)	66
2021	10.74	(0.15)	0.82	0.67	–	(2.96)	(2.96)	8.45	7.78	178,553	1.51	1.51	1.49	(1.21)	50
Royce Smaller-Companies Growth Fund—Institutional Class
2026†	$8.24	$(0.02)	$2.17	$2.15	$–	$–	$–	$10.39	26.09%[1]	$19,951	1.39%[2]	1.39%[2]	1.02%[2]	(0.48)%[2]	49%
2025	8.03	(0.04)	1.66	1.62	(0.17)	(1.24)	(1.41)	8.24	19.80	7,288	1.50	1.50	1.02	(0.48)	75
2024	6.77	(0.04)	1.55	1.51	(0.08)	(0.17)	(0.25)	8.03	22.09	5,642	1.54	1.53	1.24	(0.59)	73
2023	5.77	(0.04)	1.04	1.00	–	–	–	6.77	17.33	5,231	1.54	1.53	1.21	(0.65)	65
2022	8.87	(0.06)	(2.79)	(2.85)	–	(0.25)	(0.25)	5.77	(32.17)	4,400	1.53	1.53	1.16	(0.89)	66
2021	11.23	(0.11)	0.85	0.74	–	(3.10)	(3.10)	8.87	8.16	7,278	1.41	1.41	1.16	(0.88)	50
Royce SMid-Cap Total Return Fund—Investment Class
2026†	$2.20	$0.01	$0.33	$0.34	$(0.01)	$–	$(0.01)	$2.53	15.32%[1]	$18,227	1.54%[2]	1.53%[2]	1.09%[2]	0.59%[2]	37%
2025	5.94	0.04	0.03	0.07	(0.09)	(3.72)	(3.81)	2.20	4.17	16,906	1.32	1.31	1.09	0.75	47
2024	6.00	0.06	1.18	1.24	(0.23)	(1.07)	(1.30)	5.94	20.09	49,634	1.24	1.24	1.09	0.92	62
2023	5.48	0.06	1.20	1.26	(0.08)	(0.66)	(0.74)	6.00	23.12	44,754	1.28	1.27	1.09	1.05	14
2022	6.40	0.04	(0.90)	(0.86)	(0.05)	(0.01)	(0.06)	5.48	(13.45)	43,264	1.27	1.27	1.09	0.80	3
2021	6.11	0.05	1.17	1.22	(0.06)	(0.87)	(0.93)	6.40	20.47	54,466	1.21	1.21	1.09	0.76	0
Royce SMid-Cap Total Return Fund—Service Class
2026†	$2.20	$0.00	$0.33	$0.33	$(0.00)	$–	$(0.00)	$2.53	15.20%[1]	$14,548	1.82%[2]	1.82%[2]	1.34%[2]	0.34%[2]	37%
2025	6.22	0.03	0.02	0.05	(0.07)	(4.00)	(4.07)	2.20	4.00	14,343	1.66	1.66	1.34	0.52	47
2024	6.27	0.05	1.22	1.27	(0.20)	(1.12)	(1.32)	6.22	19.62	20,702	1.56	1.56	1.34	0.67	62
2023	5.71	0.05	1.25	1.30	(0.06)	(0.68)	(0.74)	6.27	22.92	18,421	1.62	1.61	1.34	0.81	14
2022	6.65	0.03	(0.94)	(0.91)	(0.02)	(0.01)	(0.03)	5.71	(13.62)	14,005	1.62	1.62	1.34	0.55	3
2021	6.34	0.04	1.21	1.25	(0.04)	(0.90)	(0.94)	6.65	20.11	19,518	1.54	1.54	1.34	0.51	0

†  Six months ended June 30, 2026 (unaudited).

1  Not annualized

2  Annualized

3  For Royce Small-Cap Special Equity Fund, a special distribution in 2024 from Ennis resulted in an increase in net investment income (loss) per share of $0.07 and an increase in the ratio of net investment income (loss) to average net assets of 0.44% for the Investment Class, $0.08 per share and 0.45% for the Service Class, $0.07 per share and 0.44% for the Consultant Class and $0.08 per share and 0.45% for the Institutional Class.

4  For Royce Small-Cap Total Return Fund, a special distribution in 2023 from Tel Aviv Stock Exchange resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.17% for the Investment Class, $0.01 per share and 0.16% for the Service Class , $0.01 per share and 0.16% for the Consultant Class, $0.01 per share and 0.17% for the Institutional Class and $0.01 per share and 0.17% for the R Class.

See Notes to Financial Statements	37

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund (each, a “Fund,” and collectively, the “Funds”) are the 10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing, registration and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of June 30, 2026. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce International Premier Fund
Common Stocks	$4,537,065	$58,788,953	$–	$63,326,018
Repurchase Agreement	–	3,598,745	–	3,598,745
Royce Micro-Cap Fund
Common Stocks	412,505,106	1,225,868	0	413,730,974
Money Market Fund/Collateral Received for Securities Loaned	2,119,707	–	–	2,119,707
Repurchase Agreement	–	15,305,239	–	15,305,239
Royce Premier Fund
Common Stocks	1,100,142,774	–	–	1,100,142,774
Repurchase Agreement	–	52,049,375	–	52,049,375
Royce Small-Cap Fund
Common Stocks	2,061,798,286	3,617,502	–	2,065,415,788
Money Market Fund/Collateral Received for Securities Loaned	11,225,044	–	–	11,225,044
Repurchase Agreement	–	72,302,041	–	72,302,041
Royce Small-Cap Opportunity Fund
Common Stocks	1,347,475,032	7,173,881	0	1,354,648,913
Money Market Fund/Collateral Received for Securities Loaned	18,509,401	–	–	18,509,401
Repurchase Agreement	–	57,832,904	–	57,832,904
Royce Small-Cap Special Equity Fund
Common Stocks	352,037,424	4,613,700	–	356,651,124
Repurchase Agreement	–	122,484,219	–	122,484,219
Royce Small-Cap Total Return Fund
Common Stocks	919,546,292	992,033	–	920,538,325
Money Market Fund/Collateral Received for Securities Loaned	252,948	–	–	252,948
Repurchase Agreement	–	32,858,786	–	32,858,786
Royce Small-Cap Value Fund
Common Stocks	110,746,136	–	–	110,746,136
Repurchase Agreement	–	1,204,222	–	1,204,222
Royce Smaller-Companies Growth Fund
Common Stocks	222,319,267	344,000	–	222,663,267
Money Market Fund/Collateral Received for Securities Loaned	5,618,877	–	–	5,618,877
Repurchase Agreement	–	14,727,854	–	14,727,854
Royce SMid-Cap Total Return Fund
Common Stocks	31,236,292	523,629	–	31,759,921
Repurchase Agreement	–	948,452	–	948,452

Notes to Financial Statements (unaudited) (continued)

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of June 30, 2026, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Certain Funds invest a significant portion of their respective assets in foreign companies that may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic, or other developments that are unique to a particular country or region. Therefore, the prices of securities of foreign companies in particular countries or regions may, at times, move in a different direction than those of securities of U.S. companies. Because such investments in securities of foreign companies are usually denominated in foreign currencies and such Funds do not intend to hedge their foreign currency exposures, the U.S. dollar value of such investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

Notes to Financial Statements (unaudited) (continued)

SECURITIES LENDING (continued):

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of June 30, 2026:

		SECURITIES ON LOAN COLLATERALIZED BY
	CASH COLLATERAL[1]	CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$2,119,707	$(2,019,148)	$100,559
Royce Small-Cap Fund	11,225,044	(10,940,233)	284,811
Royce Small-Cap Opportunity Fund	18,509,401	(19,245,417)	(736,016)
Royce Small-Cap Total Return Fund	252,948	(238,829)	14,119
Royce Smaller-Companies Growth Fund	5,618,877	(5,546,760)	72,117
[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of June 30, 2026:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$4,307,551	$(4,132,748)	$174,803
Royce Small-Cap Fund	21,572,961	(20,847,411)	725,550
Royce Small-Cap Opportunity Fund	21,746,182	(20,989,907)	756,275
Royce Small-Cap Total Return Fund	6,958,210	(6,527,815)	430,395
Royce Small-Cap Value Fund	628,598	(612,364)	16,234
Royce Smaller-Companies Growth Fund	12,143,256	(11,811,540)	331,716

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

Royce Small-Cap Total Return Fund and Royce SMid-Cap Total Return Fund pay any dividends from net investment income quarterly and make any distributions from net realized gains annually in December. The other Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

CAPITAL GAINS TAX:

The Funds may be subject to a tax imposed on capital gains on securities of issuers domiciled in certain countries. The Funds record an estimated deferred tax liability for gains in these securities. This amount, if any, is reported as deferred capital gains tax in the accompanying Statements of Assets and Liabilities, assuming those positions were disposed of at the end of the period.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign taxes on dividend income, if any, are recorded based on tax regulations and rates that exist in the foreign markets in which the Funds invest. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds’ Custodian (in such capacity, the “Custodian”), and through the Custodian’s global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

Notes to Financial Statements (unaudited) (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the “Royce Funds” are allocated equitably among the relevant Royce Funds. (The “Royce Funds” comprise the Funds and the other 5 U.S. registered investment companies for which Royce serves as investment manager.) All of the Royce Funds reimburse Royce in its capacity as administrator under administration agreements for costs and expenses paid or incurred in providing certain administrative services, including, without limitation, those relating to certain personnel, rent, technology, and supplies; amounts reimbursed to Royce by the Funds are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 2, 2026. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the six months ended June 30, 2026.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreements between the Trust, on behalf of the Funds, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in dollars):

			SHARES ISSUED FOR				NET INCREASE (DECREASE) FROM
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		CAPITAL SHARE TRANSACTIONS
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended
	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25
Royce International Premier Fund
Investment Class	$601,852	$4,320,844	$–	$477,735	$(12,886,334)	$(40,844,445)	$(12,284,482)	$(36,045,866)
Service Class	182,378	570,053	–	124,105	(2,309,780)	(5,151,344)	(2,127,402)	(4,457,186)
Institutional Class	1,109,583	4,538,435	–	230,371	(5,048,867)	(69,813,584)	(3,939,284)	(65,044,778)
Royce Micro-Cap Fund
Investment Class	14,097,311	9,512,018	–	20,213,789	(16,042,133)	(25,113,611)	(1,944,822)	4,612,196
Service Class	2,474,877	1,245,019	–	15,447,380	(10,796,571)	(17,025,703)	(8,321,694)	(333,304)
Consultant Class	25,462	42,996	–	1,207,273	(912,549)	(1,589,085)	(887,087)	(338,816)
Royce Premier Fund
Investment Class	36,931,988	77,962,871	–	71,320,571	(86,884,195)	(293,319,520)	(49,952,207)	(144,036,078)
Service Class	3,140,404	3,662,589	–	2,868,702	(3,571,363)	(8,283,129)	(430,959)	(1,751,838)
Consultant Class	68,962	462,106	–	910,306	(750,540)	(3,207,575)	(681,578)	(1,835,163)
Institutional Class	20,130,243	64,965,400	–	16,340,210	(28,606,464)	(176,853,774)	(8,476,221)	(95,548,164)
Royce Small-Cap Fund
Investment Class	59,311,165	72,805,437	–	74,071,756	(91,516,567)	(248,929,902)	(32,205,402)	(102,052,709)
Service Class	2,295,050	4,306,710	–	3,316,780	(5,346,463)	(16,355,481)	(3,051,413)	(8,731,991)
Consultant Class	1,035,654	2,377,721	–	8,742,382	(11,552,183)	(32,274,628)	(10,516,529)	(21,154,525)
Institutional Class	15,710,056	27,643,703	–	14,070,294	(17,687,864)	(38,403,317)	(1,977,808)	3,310,680

Notes to Financial Statements (unaudited) (continued)

Capital Share Transactions (in dollars) (continued):

			SHARES ISSUED FOR				NET INCREASE (DECREASE) FROM
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		CAPITAL SHARE TRANSACTIONS
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended
	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25
Royce Small-Cap Opportunity Fund
Investment Class	$53,023,099	$61,374,142	$–	$53,990,734	$(73,727,385)	$(205,380,060)	$(20,704,286)	$(90,015,184)
Service Class	5,456,099	9,460,609	–	4,250,323	(7,648,886)	(16,506,405)	(2,192,787)	(2,795,473)
Consultant Class	157,063	768,907	–	1,008,832	(889,115)	(1,841,967)	(732,052)	(64,228)
Institutional Class	23,161,754	42,789,112	–	17,111,145	(26,158,619)	(77,538,153)	(2,996,865)	(17,637,896)
R Class	5,210,091	2,375,884	–	3,365,662	(4,116,652)	(9,226,893)	1,093,439	(3,485,347)
Royce Small-Cap Special Equity Fund
Investment Class	14,456,171	40,301,951	–	33,620,204	(55,555,204)	(168,001,166)	(41,099,033)	(94,079,011)
Service Class	465,079	3,185,337	–	1,310,351	(1,745,883)	(11,877,986)	(1,280,804)	(7,382,298)
Consultant Class	2,674,542	1,166,947	–	910,959	(1,002,508)	(3,091,331)	1,672,034	(1,013,425)
Institutional Class	7,697,989	14,649,764	–	5,753,045	(8,806,508)	(59,607,079)	(1,108,519)	(39,204,270)
Royce Small-Cap Total Return Fund
Investment Class	20,909,776	50,865,595	2,564,032	57,712,799	(78,051,718)	(123,179,722)	(54,577,910)	(14,601,328)
Service Class	2,905,341	7,281,333	161,263	4,835,501	(5,779,384)	(17,625,903)	(2,712,780)	(5,509,069)
Consultant Class	970,371	3,390,068	–	6,925,918	(6,543,808)	(14,296,331)	(5,573,437)	(3,980,345)
Institutional Class	10,398,543	29,944,752	1,332,781	24,093,442	(22,553,579)	(32,398,787)	(10,822,255)	21,639,407
R Class	1,023,367	3,694,107	52,891	2,211,665	(2,917,385)	(5,323,217)	(1,841,127)	582,555
Royce Small-Cap Value Fund
Investment Class	940,382	1,164,307	–	2,365,738	(1,793,450)	(5,641,533)	(853,068)	(2,111,488)
Service Class	1,052,742	1,641,331	–	5,731,982	(5,626,972)	(12,836,496)	(4,574,230)	(5,463,183)
Royce Smaller-Companies Growth Fund
Investment Class	1,578,709	10,463,354	–	7,987,164	(7,027,585)	(11,352,124)	(5,448,876)	7,098,394
Service Class	2,367,094	2,527,168	–	15,450,694	(11,357,845)	(24,665,763)	(8,990,751)	(6,687,901)
Institutional Class	10,698,817	1,596,950	–	1,045,115	(978,817)	(1,109,410)	9,720,000	1,532,655
Royce SMid-Cap Total Return Fund
Investment Class	1,097,897	7,716,856	38,630	10,030,464	(2,223,413)	(39,162,726)	(1,086,886)	(21,415,406)
Service Class	290,511	1,795,307	20,672	9,102,793	(2,103,452)	(6,713,581)	(1,792,269)	4,184,519

Capital Share Transactions (in shares):

			SHARES ISSUED FOR				NET INCREASE (DECREASE) IN
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARES OUTSTANDING
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended
	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25
Royce International Premier Fund
Investment Class	47,851	350,480	–	38,189	(1,023,950)	(3,383,014)	(976,099)	(2,994,345)
Service Class	11,960	37,744	–	8,122	(149,559)	(345,065)	(137,599)	(299,199)
Institutional Class	90,288	365,396	–	18,430	(410,200)	(5,530,404)	(319,912)	(5,146,578)
Royce Micro-Cap Fund
Investment Class	1,001,279	857,562	–	1,770,034	(1,217,597)	(2,337,703)	(216,318)	289,893
Service Class	185,169	118,173	–	1,404,307	(860,462)	(1,600,594)	(675,293)	(78,114)
Consultant Class	2,835	5,828	–	147,769	(97,166)	(203,165)	(94,331)	(49,568)
Royce Premier Fund
Investment Class	3,209,034	7,200,081	–	6,715,634	(7,521,536)	(26,801,999)	(4,312,502)	(12,886,284)
Service Class	279,154	352,810	–	281,521	(322,701)	(798,417)	(43,547)	(164,086)
Consultant Class	8,187	55,921	–	115,815	(89,105)	(393,821)	(80,918)	(222,085)
Institutional Class	1,719,869	5,783,392	–	1,511,583	(2,432,084)	(16,447,416)	(712,215)	(9,152,441)
Royce Small-Cap Fund
Investment Class	5,821,488	8,130,682	–	7,748,092	(8,920,470)	(28,014,467)	(3,098,982)	(12,135,693)
Service Class	224,338	476,740	–	349,135	(528,941)	(1,819,705)	(304,603)	(993,830)
Consultant Class	134,050	341,367	–	1,200,877	(1,479,195)	(4,712,592)	(1,345,145)	(3,170,348)
Institutional Class	1,518,343	3,087,715	–	1,467,184	(1,731,495)	(4,293,735)	(213,152)	261,164
Royce Small-Cap Opportunity Fund
Investment Class	2,867,809	4,066,484	–	3,270,184	(4,044,140)	(13,526,477)	(1,176,331)	(6,189,809)
Service Class	325,981	669,276	–	284,113	(446,639)	(1,180,961)	(120,658)	(227,572)
Consultant Class	11,427	64,886	–	80,577	(64,981)	(159,750)	(53,554)	(14,287)
Institutional Class	1,215,986	2,695,295	–	1,007,130	(1,410,822)	(4,858,711)	(194,836)	(1,156,286)
R Class	331,100	181,032	–	236,685	(256,073)	(683,054)	75,027	(265,337)

Notes to Financial Statements (unaudited) (continued)

Capital Share Transactions (in shares) (continued):

			SHARES ISSUED FOR				NET INCREASE (DECREASE) IN
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARES OUTSTANDING
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended	6/30/26	Year Ended
	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25	(unaudited)	12/31/25
Royce Small-Cap Special Equity Fund
Investment Class	942,552	2,764,926	–	2,318,635	(3,632,138)	(11,515,886)	(2,689,586)	(6,432,325)
Service Class	30,478	223,345	–	90,245	(116,396)	(799,325)	(85,918)	(485,735)
Consultant Class	195,651	88,713	–	69,433	(71,263)	(233,866)	124,388	(75,720)
Institutional Class	520,280	1,008,922	–	402,593	(590,804)	(4,129,019)	(70,524)	(2,717,504)
Royce Small-Cap Total Return Fund
Investment Class	2,897,477	7,077,617	364,062	8,170,738	(10,866,541)	(16,734,889)	(7,605,002)	(1,486,534)
Service Class	390,759	960,199	21,890	655,434	(764,023)	(2,314,515)	(351,374)	(698,882)
Consultant Class	129,496	430,057	–	924,848	(859,325)	(1,838,438)	(729,829)	(483,533)
Institutional Class	1,475,404	4,171,992	194,979	3,490,806	(3,231,428)	(4,576,365)	(1,561,045)	3,086,433
R Class	134,952	473,581	7,035	293,595	(380,320)	(676,226)	(238,333)	90,950
Royce Small-Cap Value Fund
Investment Class	86,270	117,803	–	231,708	(167,995)	(603,071)	(81,725)	(253,560)
Service Class	98,233	169,170	–	564,727	(516,659)	(1,327,426)	(418,426)	(593,529)
Royce Smaller-Companies Growth Fund
Investment Class	181,601	1,258,912	–	964,634	(821,274)	(1,357,317)	(639,673)	866,229
Service Class	285,923	318,360	–	1,941,042	(1,370,105)	(3,089,235)	(1,084,182)	(829,833)
Institutional Class	1,148,039	188,741	–	124,123	(112,291)	(131,501)	1,035,748	181,363
Royce SMid-Cap Total Return Fund
Investment Class	461,679	1,476,667	16,497	4,711,927	(935,389)	(6,879,977)	(457,213)	(691,383)
Service Class	120,925	377,492	8,860	4,318,009	(879,607)	(1,518,406)	(749,822)	3,177,095

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreements with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) to the extent necessary to maintain certain Funds’ net annual operating expense ratios at specified levels through April 30, 2027. To the extent that they impacted net expenses for the six months ended June 30, 2026, the effects of those arrangements are shown below. See the Prospectuses for contractual waivers and expiration dates for all classes of all Funds.

	ANNUAL CONTRACTUAL						SIX MONTHS ENDED
	ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP					JUNE 30, 2026 (UNAUDITED)
	PERCENTAGE OF AVERAGE	Investment	Service	Consultant	Institutional			Advisory fees
	NET ASSETS[1]	Class	Class	Class	Class	R Class	Net advisory fees	waived
Royce International Premier Fund	1.00%	1.19%	1.44%	N/A	1.04%	N/A	$290,749	$95,105
Royce Micro-Cap Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	1,758,390	–
Royce Premier Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	5,298,051	–
Royce Small-Cap Fund	0.76%[2]	N/A	N/A	N/A	N/A	N/A	7,306,193	–
Royce Small-Cap Opportunity Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	6,079,810	–
Royce Small-Cap Special Equity Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	2,241,572	–
Royce Small-Cap Total Return Fund	1.00%	N/A	1.49%	2.24%	1.02%	N/A	4,063,701	417,749
Royce Small-Cap Value Fund	1.00%	1.24%	1.49%	N/A	N/A	N/A	519,800	–
Royce Smaller-Companies Growth Fund	1.00%	1.02%	1.49%	N/A	1.02%	N/A	872,903	115,007
Royce SMid-Cap Total Return Fund	0.85%	1.09%	1.34%	N/A	N/A	N/A	113,149	21,872

1 From a base annual rate of 1.00% (0.85% for Royce SMid-Cap Total Return Fund), the annual rates of investment advisory fees payable by each of the Funds, other than Royce Small-Cap Fund, are reduced by the indicated amount at the following breakpoints applicable to a Fund’s net assets in excess of $2 billion: more than $2 billion to $3 billion – .05% per annum; more than $3 billion to $4 billion – .10% per annum; over $4 billion – .15% per annum.

2 Royce Small-Cap Fund’s fees are calculated at the annual rate of 1.00% of the first $50 million of the Fund’s average net assets, 0.875% of the next $50 million of average net assets and 0.75% of average net assets in excess of $100 million.

Notes to Financial Statements (unaudited) (continued)

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	SIX MONTHS ENDED JUNE 30, 2026 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce International Premier Fund – Service Class	0.25%	$20,141	$–
Royce Micro-Cap Fund – Service Class	0.25%	179,664	3,924
Royce Micro-Cap Fund – Consultant Class	1.00%	55,406	–
Royce Premier Fund – Service Class	0.25%	38,167	–
Royce Premier Fund – Consultant Class	1.00%	47,086	–
Royce Small-Cap Fund – Service Class	0.25%	73,369	6,380
Royce Small-Cap Fund – Consultant Class	1.00%	853,426	–
Royce Small-Cap Opportunity Fund – Service Class	0.25%	69,855	1,513
Royce Small-Cap Opportunity Fund – Consultant Class	1.00%	69,751	–
Royce Small-Cap Opportunity Fund – R Class	0.50%	111,588	–
Royce Small-Cap Special Equity Fund – Service Class	0.25%	24,736	–
Royce Small-Cap Special Equity Fund – Consultant Class	1.00%	65,816	–
Royce Small-Cap Total Return Fund – Service Class	0.25%	58,835	–
Royce Small-Cap Total Return Fund – Consultant Class	1.00%	351,759	–
Royce Small-Cap Total Return Fund – R Class	0.50%	51,185	–
Royce Small-Cap Value Fund – Service Class	0.25%	87,473	–
Royce Smaller-Companies Growth Fund – Service Class	0.25%	143,571	–
Royce SMid-Cap Total Return Fund – Service Class	0.25%	17,632	363

Purchases and Sales of Investment Securities:

For the six months ended June 30, 2026, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Royce International Premier Fund	$11,134,379	$28,472,217
Royce Micro-Cap Fund	69,822,233	90,425,944
Royce Premier Fund	132,090,683	220,961,036
Royce Small-Cap Fund	493,957,796	550,924,476
Royce Small-Cap Opportunity Fund	383,402,550	437,896,876
Royce Small-Cap Special Equity Fund	81,884,534	146,596,654
Royce Small-Cap Total Return Fund	270,378,909	328,480,344
Royce Small-Cap Value Fund	25,555,129	31,429,493
Royce Smaller-Companies Growth Fund	92,322,095	102,923,509
Royce SMid-Cap Total Return Fund	10,829,213	12,620,787

Class Specific Expenses:

Class specific expenses were as follows for the six months ended June 30, 2026:

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce International Premier Fund – Investment Class	$–	$34,916	$8,030	$4,954	$(647)	$47,253	$15,303
Royce International Premier Fund – Service Class	20,141	16,170	6,483	1,887	(149)	44,532	12,321
Royce International Premier Fund – Institutional Class	–	20,422	7,944	6,380	(3,325)	31,421	31,421
	20,141	71,508	22,457	13,221	(4,121)		59,045
Royce Micro-Cap Fund – Investment Class	–	87,307	9,534	12,223	(4,597)	104,467	-
Royce Micro-Cap Fund – Service Class	179,664	104,561	8,389	5,787	(561)	297,840	19,949
Royce Micro-Cap Fund – Consultant Class	55,406	8,873	6,546	1,609	(154)	72,280	9,750
	235,070	200,741	24,469	19,619	(5,312)		29,699
Royce Premier Fund – Investment Class	–	392,809	14,890	34,929	(13,730)	428,898	-
Royce Premier Fund – Service Class	38,167	28,987	6,123	4,943	(591)	77,629	19,181
Royce Premier Fund – Consultant Class	47,086	8,320	6,531	1,464	(117)	63,284	9,919
Royce Premier Fund – Institutional Class	–	7,647	9,049	15,478	(540)	31,634	-
	85,253	437,763	36,593	56,814	(14,978)		29,100

Notes to Financial Statements (unaudited) (continued)

Class Specific Expenses (continued):

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce Small-Cap Fund – Investment Class	$–	$518,376	$14,596	$53,285	$(18,078)	$568,179	$–
Royce Small-Cap Fund – Service Class	73,369	49,164	6,504	4,524	(636)	132,925	–
Royce Small-Cap Fund – Consultant Class	853,426	72,111	7,453	7,649	(1,845)	938,794	–
Royce Small-Cap Fund – Institutional Class	–	23,664	10,037	8,974	(4,182)	38,493	–
	926,795	663,315	38,590	74,432	(24,741)		–
Royce Small-Cap Opportunity Fund – Investment Class	–	432,638	13,519	29,496	(9,493)	466,160	–
Royce Small-Cap Opportunity Fund – Service Class	69,855	41,593	6,509	7,068	(197)	124,828	13,760
Royce Small-Cap Opportunity Fund – Consultant Class	69,751	9,665	6,061	1,461	(86)	86,852	7,397
Royce Small-Cap Opportunity Fund – Institutional Class	–	15,995	8,150	7,744	(3,087)	28,802	–
Royce Small-Cap Opportunity Fund – R Class	111,588	43,991	6,122	1,306	(119)	162,888	–
	251,194	543,882	40,361	47,075	(12,982)		21,157
Royce Small-Cap Special Equity Fund – Investment Class	–	215,369	11,988	17,635	(4,705)	240,287	25,272
Royce Small-Cap Special Equity Fund – Service Class	24,736	19,037	6,239	2,657	(182)	52,487	16,057
Royce Small-Cap Special Equity Fund – Consultant Class	65,816	9,856	6,551	1,682	(243)	83,662	10,174
Royce Small-Cap Special Equity Fund – Institutional Class	–	7,641	6,701	3,769	(508)	17,603	–
	90,552	251,903	31,479	25,743	(5,638)		51,503
Royce Small-Cap Total Return Fund – Investment Class	–	303,255	11,460	31,304	(7,303)	338,716	–
Royce Small-Cap Total Return Fund – Service Class	58,835	43,326	6,614	3,917	(392)	112,300	1,682
Royce Small-Cap Total Return Fund – Consultant Class	351,759	42,234	6,978	6,223	(1,320)	405,874	–
Royce Small-Cap Total Return Fund – Institutional Class	–	6,610	7,283	14,965	(325)	28,533	28,533
Royce Small-Cap Total Return Fund – R Class	51,185	26,062	4,141	1,958	(163)	83,183	–
	461,779	421,487	36,476	58,367	(9,503)		30,215
Royce Small-Cap Value Fund – Investment Class	–	22,414	7,642	2,885	(784)	32,157	19,153
Royce Small-Cap Value Fund – Service Class	87,473	52,611	9,476	4,246	(405)	153,401	39,053
	87,473	75,025	17,118	7,131	(1,189)		58,206
Royce Smaller-Companies Growth Fund – Investment Class	–	40,412	7,918	5,603	(1,928)	52,005	52,005
Royce Smaller-Companies Growth Fund – Service Class	143,571	85,334	11,077	5,544	(475)	245,051	–
Royce Smaller-Companies Growth Fund – Institutional Class	–	4,071	6,180	1,093	(73)	11,271	11,271
	143,571	129,817	25,175	12,240	(2,476)		63,276
Royce SMid-Cap Total Return Fund – Investment Class	–	14,354	8,900	3,673	(418)	26,509	26,509
Royce SMid-Cap Total Return Fund – Service Class	17,632	14,919	7,798	1,808	(216)	41,941	23,998
	17,632	29,273	16,698	5,481	(634)		50,507

Notes to Financial Statements (unaudited) (continued)

Tax Information:

As of June 30, 2026, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED APPRECIATION	GROSS UNREALIZED
	TAX BASIS COST	(DEPRECIATION)	Appreciation	(Depreciation)
Royce International Premier Fund	$60,024,111	$6,900,652	$14,857,855	$7,957,203
Royce Micro-Cap Fund	260,513,423	170,642,497	188,210,692	17,568,195
Royce Premier Fund	585,560,858	566,631,291	577,405,776	10,774,485
Royce Small-Cap Fund	1,275,929,714	873,013,159	912,827,189	39,814,030
Royce Small-Cap Opportunity Fund	947,636,932	483,354,286	508,670,618	25,316,332
Royce Small-Cap Special Equity Fund	398,509,974	80,625,369	83,506,069	2,880,700
Royce Small-Cap Total Return Fund	757,230,797	196,419,262	241,707,844	45,288,582
Royce Small-Cap Value Fund	77,599,819	34,350,539	36,885,853	2,535,314
Royce Smaller-Companies Growth Fund	166,311,901	76,698,097	79,159,602	2,461,505
Royce SMid-Cap Total Return Fund	26,052,325	6,656,048	8,120,073	1,464,025

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended June 30, 2026:

AFFILIATED COMPANY [1]	SHARES 12/31/25	MARKET VALUE 12/31/25	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)	CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)	DIVIDEND INCOME	SHARES 6/30/26	MARKET VALUE 6/30/26
Royce Small-Cap Special Equity Fund
FINANCIALS – 0.0%
CAPITAL MARKETS – 0.0%
Diamond Hill Investment Group [2]	125,000	$21,187,500	$–	$21,756,023	$6,622,129	$(6,053,606)	$–	n/a	n/a
		21,187,500			6,622,129	(6,053,606)	–
INDUSTRIALS – 2.9%
MACHINERY – 2.9%
Gencor Industries [3,4]	927,000	12,013,920	106,914	–	–	1,829,366	–	935,000	$13,950,200
		12,013,920			–	1,829,366	–		13,950,200
		33,201,420			6,622,129	(4,224,240)	–		13,950,200
Royce Small-Cap Total Return Fund
INFORMATION TECHNOLOGY – 1.9%
IT SERVICES – 1.9%
HACKETT Group (The) [3]	1,381,040	27,109,815	3,679,430	–	–	(12,699,037)	387,815	1,679,685	18,090,208
		27,109,815			–	(12,699,037)	387,815		18,090,208

[1]	Percentages represent the percentages of the investments in the Affiliated Companies of the Fund's net assets.

[2]	Not an Affiliated Company as of June 30, 2026.

[3]	As of June 30, 2026, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[4]	Non-income producing.

Segment Reporting:

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce serves as investment manager for each Fund. The Management Committee of Royce functions as the Chief Operating Decision Maker (“CODM”) for each Fund for purposes of Segment Reporting (Topic 280), evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Board Approval of Investment Advisory Agreements

At meetings held on June 17-18, 2026, the Board of Trustees of The Royce Fund (the “Board”), including all of the non-interested trustees, approved the continuation of the investment advisory agreements between Royce & Associates, LP (“Royce”) and The Royce Fund (“TRF”) relating to each of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund (to be renamed Royce Small-Cap Growth Fund as of September 30, 2026), Royce SMid-Cap Total Return Fund, and Royce International Premier Fund (each, an “Agreement” and collectively, the “Agreements”). In reaching these decisions, the Board reviewed the materials provided by Royce, which included, among other things, information prepared internally by Royce and independently by Broadridge Financial Solutions, Inc. (“Broadridge”) using the database and methodology of Morningstar Associates, LLC (“Morningstar”). Such materials contained detailed investment performance and investment advisory fee comparisons for each series of TRF listed above (each, a “Fund” and collectively, the “Funds”) with other mutual funds in its Broadridge-assigned “peer group” and Morningstar “category” along with detailed net annual operating expense ratio comparisons for each Fund with other mutual funds in its Broadridge-assigned peer group, Morningstar category, and universes of comparable micro- and small-cap funds with certain characteristics that were jointly developed by the Board and Royce at the request of the Board. (The composition of such comparable fund universes is described in more detail under the heading “Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients”.) Such materials also contained information regarding the past performance of the Funds and other registered investment companies managed by Royce and a memorandum outlining the legal duties of the Board prepared by independent counsel to the non-interested trustees. Royce also provided the trustees with an analysis of its profitability with respect to providing investment advisory services to each of the Funds. In addition, the Board took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution fees and expenses, regulatory compliance, brokerage commissions and research, brokerage and other execution products and services provided to the Funds. The Board also took into account information furnished by Royce in response to various trustee questions regarding Royce operations and the Funds’ investment performance, fees, and expenses. The Board also considered other matters it deemed important to the approval process such as allocation of brokerage commissions, “soft dollar” research services Royce receives, payments made to affiliates of Royce, as well as payments made by Royce relating to the servicing and distribution of Fund shares, and other direct and indirect benefits Royce and its affiliates receive from their relationship with the Funds. The trustees also met throughout the year with investment advisory personnel from Royce. The Board also noted Royce’s efforts to provide enhanced analytical tools to its investment staff along with the ongoing meetings conducted by Royce’s Co-Chief Investment Officers with portfolio managers experiencing performance challenges in an attempt to address such challenges. The Board, in its deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase shares of one or more of the Funds included a decision to select Royce as the investment adviser and that there was a strong association in the minds of such shareholders between Royce and each Fund. In considering factors relating to the approval of the continuation of the Agreement for each Fund, the non-interested trustees had access to assistance and advice from, and had met separately with, their independent legal counsel. While continuation of the investment advisory and administrative arrangements for each Fund was considered at the same Board meeting, the trustees considered the

Board Approval of Investment Advisory Agreements (cont.)

circumstances and interests of each Fund separately. Among other factors, the trustees noted that they considered the following:

The nature, extent and quality of services provided by Royce

The Board considered the following factors to be of fundamental importance to its consideration of whether to approve the continuation of the Agreement for each Fund: (i) Royce’s more than 50-year track record of consistently applying its value-based investment approaches; (ii) the history of long-tenured Royce portfolio managers managing many of the Funds; (iii) Royce’s focus on micro-, small-, and mid-cap value investing; (iv) the integrity and high ethical standards adhered to at Royce; (v) Royce’s specialized experience in the area of trading small- and micro-cap securities; (vi) Royce’s historical ability to attract and retain portfolio management, research, and analytical talent, particularly the effort and resources Royce had committed to acquiring such talent in recent years; (vii) Royce’s risk management and oversight processes, which seek to aid portfolio managers in evaluating risk metrics, factor exposures, and performance attributes and drivers for the Funds they manage; and (viii) Royce’s focus on shareholder interests as exemplified by capping expenses on smaller funds, temporarily closing various Funds to new investors when Royce believed such temporary closings were in the best interests of existing shareholders, liquidating share classes for certain Funds that did not attract sufficient assets to make them viable on a long-term basis or, when appropriate under the Fund’s Rule 18f-3 Plan, converting shares of such Funds into shares of other share classes that had lower net annualized operating expense ratios, establishing breakpoints for a number of Funds, and providing expansive shareholder reporting and communications. The Board also noted that Royce’s compensation policy arrangements encourage portfolio manager investment in each Fund that they manage. The Board reviewed the services that Royce provides to the Funds, including, but not limited to, managing each Fund’s investments in accordance with the stated policies of each Fund and applicable legal and regulatory requirements. The Board considered the fact that Royce provided certain administrative services to the Funds at cost, pursuant to the Administration Agreement between Royce and TRF, on behalf of each Fund. The Board determined that the services to be provided to each Fund by Royce would be the same as those that it previously provided to each Fund. The Board also took into consideration the histories, reputations and backgrounds of Royce’s portfolio managers for each Fund, finding that these would likely have an impact on the continued success of such Fund. The Board concluded that the investment advisory services provided by Royce to each Fund compared favorably to services provided by Royce to other Royce client accounts, including other pooled investment vehicles, in both nature and quality, and that the scope of services provided by Royce continues to be suitable for each Fund.

Investment performance of the Funds and Royce

Royce employs a highly active approach to portfolio management for each Fund. Accordingly, each Fund does not seek to align its position, industry, and sector exposures with those of its primary performance benchmark index. Instead, each Fund emphasizes intensive fundamental research and analysis in order to apply a distinct investment approach in a consistent manner. This highly active approach generally leads to each Fund having portfolios holdings that are meaningfully different from those of its primary performance benchmark index and peer funds.

A commonly accepted metric within the asset management industry for measuring how actively an equity portfolio is managed is called “active share.” In particular, active share measures how much the holdings

Board Approval of Investment Advisory Agreements (cont.)

of an equity portfolio differ from the holdings of its appropriate primary performance benchmark index. For example, an equity portfolio that perfectly replicates its benchmark index would have an active share of 0%, while an equity portfolio with no holdings in common with its benchmark index would have an active share of 100%. An equity portfolio that holds stocks that are included in its benchmark index but weights such holdings differently relative to such benchmark index can also achieve a high active share. The active share for each Fund for the calendar year ended December 31, 2025 is set forth in the table below.

Fund Active Shares for Calendar Year Ended December 31, 2025
Fund	Active Share	Fund	Active Share
Royce Small-Cap Fund	87%	Royce Small-Cap Special Equity Fund	98%
Royce Micro-Cap Fund	88%	Royce Small-Cap Value Fund	95%
Royce Premier Fund	98%	Royce Smaller-Companies Growth Fund	93%
Royce Small-Cap Total Return Fund	96%	Royce SMid-Cap Total Return Fund	97%
Royce Small-Cap Opportunity Fund	91%	Royce International Premier Fund	99%

Overall, the Board recognizes that performance patterns for the high active share, differentiated, and consistently applied smaller company investment strategies employed by the Funds: (i) will be cyclical; (ii) may, at times, be meaningfully different from those of their respective primary performance benchmark indexes and similar funds against which the Funds are often compared; and (iii) may include periods of underperformance relative to such benchmarks and peer funds.

The Russell 2000 Index, the Russell Micro-Cap Index, and the Russell 2500 Index rose 12.8%, 23%, and 11.91%, respectively, during the calendar year ended December 31, 2025. Outside the United States, the MSCI ACWI ex-USA Small Cap Index (USD) gained 29.88% during 2025. Within the U.S. small-cap market, the Board noted that small-cap growth stocks fared better than small-cap value stocks during 2025, as they did in 2024 and 2023, with the Russell 2000 Growth Index posting a return of 13.01%, compared to a gain of 12.59% for the Russell 2000 Value Index. Despite the solid absolute returns for the Russell 2000 Index, the Russell Micro-Cap Index, and the Russell 2500 Index in 2025, the Russell 1000 Index gained 17.4% during the period and outperformed its smaller-cap siblings.

The Board continues to believe that risk-adjusted performance represents an appropriate measure of each Fund’s investment performance. One measure of risk-adjusted performance historically used by the trustees in their review of each Fund’s performance is the Sharpe Ratio. The Sharpe Ratio is a risk-adjusted measure of performance developed by Nobel Laureate William Sharpe. It is calculated by dividing a fund’s annualized excess returns by its annualized standard deviation to determine reward per unit of risk. The higher the Sharpe Ratio, the better a fund’s historical risk-adjusted performance. The Board attaches importance to risk-adjusted performance over relatively long periods of time, typically 3 to 10 years, because such periods tend to encompass different market environments and cycles, unlike shorter time periods. The trustees reviewed and considered risk-adjusted performance information for each Fund that compared each Fund’s Sharpe Ratio with: (i) the Sharpe Ratios of the funds within its Morningstar category for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2025; and (ii) the Sharpe Ratio of its primary performance benchmark index for each of the 1-, 3-, 5-, and 10-year periods ended March 31, 2026. Such information is summarized in the table below.

Board Approval of Investment Advisory Agreements (cont.)

Fund	Fund Average Annual Returns Relative to Broadridge-Assigned Peer Group Average Annual Returns	Fund Average Annual Returns Relative to Primary Performance Benchmark Index Average Annual Returns
Royce Small-Cap Fund	Outperformed over all periods shown	Outperformed over trailing 5- and 10-year periods Lagged all other periods shown
Royce Micro-Cap Fund	Outperformed over all periods shown	Outperformed over trailing 3-, 5-, and 10-year periods Lagged over trailing 1-year period
Royce Premier Fund	Outperformed over trailing 10-year period Lagged all other periods shown	Outperformed over trailing 5- and 10-year periods Lagged all other periods shown
Royce Small-Cap Total Return Fund	Lagged over all periods shown	Outperformed over trailing 10-year period Lagged all other periods shown
Royce Small-Cap Opportunity Fund	Outperformed over all periods shown	Outperformed over all periods shown
Royce Small-Cap Special Equity Fund	Lagged over all periods shown	Outperformed over trailing 10-year period Lagged all other periods shown
Royce Small-Cap Value Fund	Outperformed over trailing 1-, 3-, and 5-year periods Lagged over trailing 10-year period	Outperformed over trailing 5-year period Lagged all other periods shown
Royce Smaller-Companies Growth Fund	Outperformed over trailing 1-, 3-, and 10-year periods Lagged over trailing 5-year period	Outperformed over trailing 3-year period Lagged all other periods shown
Royce SMid-Cap Total Return Fund	Outperformed over trailing 3- and 5-year periods Lagged all other periods shown	Outperformed over trailing 3- and 5-year periods Lagged all other periods shown
Royce International Premier Fund	Lagged over all periods shown	Lagged over all periods shown

In addition to receiving information regarding each Fund’s relative risk–adjusted performance, the trustees reviewed and considered absolute performance information for each Fund that compared each Fund’s average annual total returns with those of the funds within its Broadridge-assigned peer group and those of its primary performance benchmark index for each of the 1-, 3-, 5-, and 10-year periods ended March 31, 2026. Such information is summarized in the table below.

Fund	Fund Average Annual Returns Relative to Broadridge-Assigned Peer Group Average Annual Returns	Fund Average Annual Returns Relative to Primary Performance Benchmark Index Average Annual Returns
Royce Small-Cap Fund	Outperformed over all periods shown	Outperformed over trailing 5- and 10-year periods Lagged all other periods shown
Royce Micro-Cap Fund	Outperformed over all periods shown	Outperformed over trailing 3-, 5-, and 10-year periods Lagged over trailing 1-year period
Royce Premier Fund	Outperformed over trailing 10-year period Lagged all other periods shown	Outperformed over trailing 5- and 10-year periods Lagged all other periods shown
Royce Small-Cap Total Return Fund	Lagged over all periods shown	Outperformed over trailing 10-year period Lagged all other periods shown
Royce Small-Cap Opportunity Fund	Outperformed over all periods shown	Outperformed over all periods shown
Royce Small-Cap Special Equity Fund	Lagged over all periods shown	Outperformed over trailing 10-year period Lagged all other periods shown
Royce Small-Cap Value Fund	Outperformed over trailing 1-, 3-, and 5-year periods Lagged over trailing 10-year period	Outperformed over trailing 5-year period Lagged all other periods shown
Royce Smaller-Companies Growth Fund	Outperformed over trailing 1-, 3-, and 10-year periods Lagged over trailing 5-year period	Outperformed over trailing 3-year period Lagged all other periods shown
Royce SMid-Cap Total Return Fund	Outperformed over trailing 3- and 5-year periods Lagged all other periods shown	Outperformed over trailing 3- and 5-year periods Lagged all other periods shown
Royce International Premier Fund	Lagged over all periods shown	Lagged over all periods shown

Overall, the Board noted that: (i) eight of the ten Funds outperformed the funds within their respective Morningstar categories or their respective primary performance benchmark indexes on a risk adjusted basis for at least two of the applicable time periods; and (ii) seven of the ten Funds outperformed the funds within their respective Broadridge-assigned peer groups or their respective primary performance benchmark indexes on an absolute return basis for at least two of the applicable time periods.

Board Approval of Investment Advisory Agreements (cont.)

With respect to Royce International Premier Fund, the Board noted its long-term emphasis on high-quality international small-cap companies has at times lagged during periods characterized by narrow market leadership, momentum-driven investing, and stronger performance from lower-quality, higher-beta stocks. The Board further noted that Royce International Premier Fund is categorized by Broadridge as falling within the Morningstar Foreign Small/Mid Growth category, where the average market capitalization of portfolio holdings tends to be meaningfully larger than the Fund’s (e.g., a recent average market capitalization for such category was $4.45 billion, compared to $2.26 billion for the Fund, highlighting the Fund’s greater emphasis on smaller-cap companies). The primary performance benchmark index for Royce International Premier Fund captures representation across 22 developed markets countries (excluding the United States) and 24 emerging markets countries and has over 4,000 constituents. By contrast, Royce International Premier Fund held, as of December 31, 2025, 52 issuers headquartered in 14 developed markets countries and 5 emerging markets countries, and had an active share of 99% for the calendar year ended December 31, 2025. With respect to Royce Small-Cap Special Equity Fund, the Board noted that its emphasis on higher-quality businesses with stronger balance sheets and more conservative financing profiles lagged when lower-quality and more speculative small-cap stocks were in favor during the period from the second half of 2024 through the end of the first quarter in 2026. With respect to Royce Small-Cap Total Return Fund, the Board noted that its recent underperformance can largely be attributed to the then-prevailing market environment in which higher-growth and more speculative areas of the small-cap universe were favored while the dividend-paying and lower-volatility stocks emphasized by the Fund lagged.

The Board also noted that the peer groups included in the Broadridge materials provided to them for a number of Funds may not be optimal for performance comparison purposes and that Royce had augmented the data provided to the Board throughout the years to include performance information from a broader universe that includes additional funds that Royce believes are comparable to those Funds.

Although the Board recognized that past performance is not necessarily an indicator of future results, it found that Royce had the necessary qualifications, experience and track record in managing equity mutual funds to manage each Fund. The Board determined that Royce continues to be an appropriate investment adviser for each Fund.

Cost of the services provided and profits realized by Royce from its relationship with each Fund

The Board considered the cost of the services provided by Royce and profits realized by Royce from its relationship with each Fund. As part of the analysis, the Board discussed with Royce its methodology in allocating its costs to each Fund and concluded that Royce’s allocations were reasonable. The Board noted that at times in the past Royce had temporarily closed certain of the Funds to new investors because of the rate of growth in Fund assets. The Board concluded that Royce’s profits with respect to each Fund during the calendar year ended December 31, 2025, were reasonable in relation to the nature and quality of services provided.

Board Approval of Investment Advisory Agreements (cont.)

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale

While acknowledging that the presence or absence of economies of scale in fund management businesses can be debated and is in any event difficult to measure and directly assess, the Board considered whether there have been economies of scale in respect of the management of each Fund, whether each Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board noted the time and effort involved in managing portfolios of small- and micro-cap stocks and that they did not involve the same efficiencies as portfolios of large-cap stocks. The Board also noted that in 2004 breakpoints were added to the investment advisory fees for all of the then-existing Funds except Royce Small-Cap Fund, which already had breakpoints, and that the investment advisory fees for all Funds organized since 2004 included breakpoints. The Board further noted the reduced contractual breakpoint levels for each Fund other than Royce Small-Cap Fund that became effective as of July 1, 2017. The Board concluded that the current fee structure for each Fund is reasonable and that the relevant shareholders sufficiently participated in economies of scale (while again noting the various potential issues with assessing such economies of scale both in general and under the facts at hand) and that no changes were currently necessary.

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

The Board reviewed the investment advisory fee paid by each Fund and compared both the services to be rendered and the fees to be paid under the Agreements to other contracts of Royce and to contracts of other investment advisers to registered investment companies investing in smaller company stocks, as provided by Broadridge. The Board noted that the effective investment advisory fee rate for: (i) Royce Small-Cap Fund was lower than the median for its Broadridge-assigned peer group; (ii) Royce Micro-Cap Fund equaled the median for its Broadridge-assigned peer group; and (iii) each of the remaining Funds exceeded the median for their respective Broadridge-assigned peer groups.

The Board has historically emphasized the value of a Fund’s net annual operating expense ratio in assessing the level of its expenses, particularly in light of the variations in the mutual fund industry as to which entity is responsible for particular types of expenses. To that end, the Board compared the net annual operating expense ratio for each Fund with those of other mutual funds in its Broadridge-assigned peer group (generally between 8 and 15 funds), Morningstar category, and universes of comparable micro- and small-cap funds with certain characteristics that were jointly developed by the Board and Royce at the request of the Board (each referred to herein as a “Universe of Peers”). The micro-cap Universe of Peers is comprised of domestic, micro-cap, and non-index mutual funds from the Morningstar Direct database with a comparable share class to the Investment Class shares of the Funds that is not subject to Rule 12b-1 fees, and had active shares equal to or greater than 85%. The small-cap Universe of Peers is comprised of domestic, small-cap, and non-index mutual funds from the Morningstar Direct database with a comparable share class to the Investment Class shares of the Funds that is not subject to Rule 12b-1 fees, had aggregate net assets of between $50 million and $2 billion, and had active shares equal to or greater than 85%. (Given the market capitalization and geographic investment focuses of the funds comprising each Universe of Peers, the Board did not take information derived from either Universe of Peers into account in assessing the net annual operating expense ratios for Royce SMid-Cap Total Return Fund and Royce International Premier Fund for the relevant period.)

Board Approval of Investment Advisory Agreements (cont.)

The Board noted that the net annual operating expense ratios for Royce Micro-Cap Fund, Royce Smaller-Companies Growth Fund, and Royce International Premier Fund were lower than the median net annual operating expense ratios for their respective Broadridge-assigned peer groups for the calendar year ended December 31, 2025. The Board also noted that the net annual operating expense ratios for Royce Small-Cap Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, and Royce Small-Cap Value Fund were 2, 6, 6, 10, and 4 basis points higher, respectively, than the median net annual operating expense ratios for their respective Broadridge-assigned peer groups for the relevant period. With respect to the relevant period, the Board further noted that: (i) the net annual operating expense ratio for Royce Small-Cap Fund was 17 basis points lower than the arithmetic average of the net annual operating expense ratios of the funds within the small-cap Universe of Peers; and (ii) the net annual operating expense ratios for Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, and Royce Small-Cap Value Fund were 2, 12, 12, and 12 basis points higher, respectively, than the arithmetic average of the net annual operating expense ratios of the funds within the small-cap Universe of Peers. With respect to Royce Premier Fund, the Board noted that its net annual operating expense ratio was meaningfully higher than the median net annual operating expense ratio for its Broadridge-assigned peer group for the relevant period in part because Broadridge assigns such Fund to a peer group comprised primarily of funds from the Morningstar Small Blend category with lower active shares and larger asset sizes. Notwithstanding such differential in net annual operating expense ratios, the Board further noted that Royce Premier Fund’s net annual operating expense ratio was only 10 basis points higher than the arithmetic average of the net annual operating expense ratios of the funds within the small-cap Universe of Peers. With respect to Royce SMid-Cap Total Return Fund, the Board noted that its net annual operating expense ratio was 13 basis points higher than the median net annual operating expense ratio for its Broadridge-assigned peer group for the relevant period in part because Broadridge assigns such Fund to a peer group drawn heavily from funds within the Morningstar Mid-Cap Blend and Mid-Cap Value categories that have a much larger and more liquid universe of investable securities. Royce SMid-Cap Total Return Fund, on the other hand, employs a true “smid-cap” investment strategy, which is reflected by the fact that it had the second lowest allocation to mid-cap stocks and the second highest allocation to micro- and small-cap stocks for such peer group.

In addition, the Board noted that the contractual investment advisory fee rate for each of Royce Premier Fund and Royce SMid-Cap Total Return Fund is generally consistent with those of the other Funds that invest primarily in smaller-company equity securities. After taking into consideration that the level of work necessary to invest in domestic and/or international smaller-company equity securities is significantly greater than that necessary to invest in larger-cap securities, the trustees noted that the basis point differentials in investment advisory fees, which in part give rise to the generally higher net annual operating expense ratios for such Funds, were appropriate for those Funds. The trustees also noted that:

(i) the contractual investment advisory fee rate for Royce SMid-Cap Total Return Fund is slightly lower than that of the other Funds because Royce SMid-Cap Total Return Fund invests a greater portion of its assets in larger-cap securities compared such other Funds; and (ii) Royce SMid-Cap Total Return Fund’s effective investment advisory fee rate was only 5 basis points higher than the median of its Broadridge-assigned peer group for the calendar year ended December 31, 2025.

Board Approval of Investment Advisory Agreements (cont.)

The Board also noted that Royce manages each Fund in an active fashion. A commonly accepted metric within the asset management industry for measuring how actively an equity portfolio is managed is called “active share.” A description of such metric and the Fund’s active share scores for the calendar year ended December 31, 2025 are provided above under the heading “Investment Performance of the Funds and Royce.” The Board also considered analyses prepared by Royce that demonstrated that mutual funds with high active share scores, such as Royce Premier Fund (98%) and Royce SMid-Cap Total Return Fund (97%), had higher expense ratios than mutual funds with lower active share scores, which Royce believes is attributable to the resources required for the active management of those funds. The Board further noted that Royce waived investment advisory fees and/or reimbursed expenses for numerous Funds, both during the calendar year ended December 31, 2025, and during earlier periods, in order to maintain expense ratios at competitive levels and acknowledged Royce’s intention to continue this expense limitation practice. The Board also noted lower contractual asset breakpoints for each Fund other than Royce Small-Cap Fund became effective as of July 1, 2017. The Board also considered investment advisory fees charged by Royce to institutional and other clients and noted the greater levels of services that Royce provides to registered investment companies such as the Funds as compared to other accounts.

No single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all the non-interested trustees, determined to approve the continuation of the existing Agreement for each Fund, concluding that continuation of the Agreement for each Fund is in the best interest of the shareholders of the relevant Fund and that each Fund’s investment advisory fee rate is reasonable in relation to the services provided.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable to this semi-annual report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None.

Item 16. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable to this semi-annual report.

(a)(3)(a) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)(b) Not Applicable.

(a)(4) Not Applicable.

(b) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ROYCE FUND

BY:	/s/ Christopher D. Clark
Christopher D. Clark
President

Date: August 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE ROYCE FUND	THE ROYCE FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund

Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: August 11, 2026		Date: August 11, 2026